USAA Mutual Funds Trust	Schedule of Portfolio Investments
USAA Cornerstone Moderately Conservative Fund	August 31, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Asset-Backed Securities (4.3%)
American Express Credit Account Master Trust, Series 2019-2, Class B, 2.86%, 11/15/24	$358	$367
Americredit Automobile Receivables Trust, Series 2018-2, Class A3, 3.15%, 3/20/23, Callable 2/18/23 @ 100	106	107
Americredit Automobile Receivables Trust, Series 2018-1, Class C, 3.50%, 1/18/24, Callable 9/18/22 @ 100	480	500
ARI Fleet Lease Trust, Series 2020-A, Class A3, 1.80%, 8/15/28, Callable 1/15/23 @ 100(a)	96	98
BCC Funding Corp. XVI LLC, Series 2019-1A, Class A2, 2.46%, 8/20/24, Callable 3/20/23 @ 100(a)	1,438	1,444
Canadian Pacer Auto Receivables Trust, Series 2018-1A, Class C, 3.82%, 4/19/24, Callable 4/19/21 @ 100(a)	263	268
CarMax Auto Owner Trust, Series 2020-1, Class B, 2.21%, 9/15/25, Callable 8/15/23 @ 100	137	143
Credit Acceptance Auto Loan Trust, Series 2018-3A, Class A, 3.55%, 8/15/27, Callable 10/15/21 @ 100(a)	329	334
Dell Equipment Finance Trust, Series 2020-1, Class A3, 2.24%, 2/22/23, Callable 10/22/22 @ 100(a)	71	73
Drive Auto Receivables Trust, Series 2018-4, Class D, 4.09%, 1/15/26, Callable 8/15/22 @ 100	139	145
Drive Auto Receivables Trust, Series 2019-1, Class C, 3.78%, 4/15/25, Callable 12/15/22 @ 100	158	162
Element Rail Leasing I LLC, Series 2014-1A, Class A2, 3.67%, 4/19/44(a)	240	241
Enterprise Fleet Financing LLC, Series 2020-1, Class A3, 1.86%, 12/22/25(a)	88	91
Evergreen Credit Card Trust, Series 2019-2, Class A, 1.90%, 9/15/24(a)	275	283
Exeter Automobile Receivables Trust, Series 2020-1A, Class B, 2.26%, 4/15/24, Callable 10/15/23 @ 100(a)	110	112
Exeter Automobile Receivables Trust, Series 2017-3A, Class D, 5.28%, 10/15/24, Callable 5/15/22 @ 100(a)	110	114
Exeter Automobile Receivables Trust, Series 2019-2A, Class C, 3.30%, 3/15/24, Callable 2/15/23 @ 100(a)	215	222
Ford Credit Auto Owner Trust, Series 2020-1, Class B, 2.29%, 8/15/31, Callable 2/15/25 @ 100(a)	143	147
Ford Credit Auto Owner Trust, Series 2019-A, Class A3, 2.78%, 9/15/23, Callable 11/15/22 @ 100	78	80
GM Financial Consumer Automobile Receivables Trust, Series 2020-1, Class A4, 1.90%, 3/17/25, Callable 3/16/23 @ 100	143	148
GM Financial Consumer Automobile Receivables Trust, Series 2020-2, Class A4, 1.74%, 8/18/25, Callable 7/16/23 @ 100	177	184
Goal Capital Funding Trust, Series 2005-2, Class A4, 0.45%(LIBOR03M+20bps), 8/25/44, Callable 11/25/20 @ 100(b)	438	417
Great American Auto Leasing, Inc., Series 2019-1, Class A3, 3.05%, 9/15/22, Callable 12/15/22 @ 100(a)	98	100
Hertz Vehicle Financing II LP, Series 2019-3A, Class A, 2.67%, 12/26/25(a)	100	100
HPEFS Equipment Trust, Series 2020-1A, Class B, 1.89%, 2/20/30, Callable 12/20/22 @ 100(a)	55	56
HPEFS Equipment Trust, Series 2019-1A, Class C, 2.49%, 9/20/29, Callable 6/20/22 @ 100(a)	97	99
John Deere Owner Trust, Series 2020-A, Class A4, 1.21%, 11/16/26, Callable 6/15/23 @ 100	215	219
Kubota Credit Owner Trust, Series 2020-1A, Class A4, 2.26%, 7/15/26, Callable 8/15/23 @ 100(a)	92	96
MMAF Equipment Finance LLC, Series 2017-B, Class A4, 2.41%, 11/15/24, Callable 6/15/27 @ 100(a)	215	221

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Cornerstone Moderately Conservative Fund	August 31, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Navient Student Loan Trust, Series 2015-2, Class B, 1.68%(LIBOR01M+150bps), 8/25/50, Callable 10/25/28 @ 100(b)	$200	$176
NP SPE II LLC, Series 2017-1A, Class A1, 3.37%, 10/21/47, Callable 10/20/27 @ 100(a)	76	75
OSCAR US Funding Trust IX LLC, Series 2018-2A, Class A4, 3.63%, 9/10/25(a)	560	585
SCF Equipment Leasing LLC, Series 2020-1A, Class B, 2.02%, 3/20/28, Callable 3/20/25 @ 100(a)	107	107
SCF Equipment Leasing LLC, Series 2017-2A, Class A, 3.41%, 12/20/23, Callable 9/20/20 @ 100(a)	85	86
Synchrony Credit Card Master Note Trust, Series 2016-2, Class C, 2.95%, 5/15/24	320	321
Synchrony Credit Card Master Note Trust, Series 2018-2, Class A, 3.47%, 5/15/26	381	408
Transportation Finance Equipment Trust, Series 2019-1, Class A4, 1.88%, 3/25/24, Callable 9/23/23 @ 100(a)	215	221
Trinity Rail Leasing LLC, Series 2019-2A, Class A1, 2.39%, 10/18/49, Callable 10/17/20 @ 100(a)	446	432
Westlake Automobile Receivables Trust, Series 2018-2A, Class D, 4.00%, 1/16/24, Callable 11/15/21 @ 100(a)	350	359
Westlake Automobile Receivables Trust, Series 2020-1A, Class B, 1.94%, 4/15/25, Callable 8/15/23 @ 100(a)	358	363
		9,704
Total Asset-Backed Securities (Cost $9,568)		9,704

Collateralized Mortgage Obligations (1.4%)
Banc of America Commercial Mortgage Trust, Series 2008-1, Class AJ, 6.79%, 2/10/51(c)	26	27
Banc of America Commercial Mortgage Trust, Series 2006-3, Class AM, 5.86%, 7/10/44(c)	155	31
BANK, Series 2019-BNK20, Class A3, 3.01%, 9/15/61	250	279
Barclays Commercial Mortgage Trust, Series 2019-C5, Class ASB, 2.99%, 11/15/52	167	182
Benchmark Mortgage Trust, Series 2019-B14, Class A5, 3.05%, 12/15/61	286	320
Benchmark Mortgage Trust, Series 2020-B17, Class ASB, 2.18%, 3/15/53	143	149
BTH Mortgage-Backed Securities Trust, Series 2018-21, Class A, 2.49%(LIBOR01M+250bps), 10/7/21(a)(b)	320	318
BX Trust, Series 2019-OC11, Class A, 3.20%, 12/9/41(a)	132	140
Citigroup Commercial Mortgage Trust, Series 2020-GC46, Class AAB, 2.61%, 1/15/53	143	153
Citigroup Commercial Mortgage Trust, Series 2020-555, Class A, 2.65%, 12/10/41(a)	215	226
COMM Mortgage Trust, Series 2019-GC44, Class ASB, 2.87%, 8/15/57	215	233
COMM Mortgage Trust, Series 2014-277P, Class A, 3.73%, 8/10/49(a)(c)	140	149
Credit Suisse Commercial Mortgage Trust, Series 2007-C1, Class AMFL, 0.35%(LIBOR01M+19bps), 2/15/40(b)	3	3
CSAIL Commercial Mortgage Trust, Series 2016-C6, Class XA, 2.06%, 1/15/49(c)(d)	2,438	182
DBJPM Mortgage Trust, Series 2016-SFC, Class A, 2.83%, 8/10/36(a)	500	479
GE Commercial Mortgage Corp., Series 2007-C1, Class AM, 5.61%, 12/10/49(c)	56	28
GS Mortgage Securities Trust, Series 2020-GC45, Class AAB, 2.84%, 2/13/53	77	83

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Cornerstone Moderately Conservative Fund	August 31, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares or Principal Amount	Value
GS Mortgage Securities Trust, Series 2020-GC45, Class A5, 2.91%, 2/13/53	$91	$101
Manhattan West, Series 2020-1MW, Class A, 2.13%, 9/10/40(a)	87	90
UBS Commercial Mortgage Trust, Series 2012-C1, Class XA, 2.25%, 5/10/45(a)(c)(i)	2,426	56
		3,229
Total Collateralized Mortgage Obligations (Cost $3,296)		3,229

Common Stocks (13.9%)
Communication Services (1.1%):
Activision Blizzard, Inc.	1,786	149
Alphabet, Inc. Class C(e)	281	459
AT&T, Inc.	7,522	224
Charter Communications, Inc. Class A(e)	253	156
Comcast Corp. Class A	5,044	226
Electronic Arts, Inc.(e)	981	137
Facebook, Inc. Class A(e)	1,270	372
Fox Corp. Class A	6,151	172
Match Group, Inc.(e)	1,218	136
Sirius XM Holdings, Inc.	22,498	132
Verizon Communications, Inc.	3,957	235
		2,398
Consumer Discretionary (1.3%):
Amazon.com, Inc.(e)	176	607
AutoZone, Inc.(e)	115	138
Booking Holdings, Inc.(e)	87	166
Dollar General Corp.	710	143
Domino's Pizza, Inc.	642	263
eBay, Inc.	2,934	161
Lennar Corp. Class A	2,103	157
Lowe's Cos., Inc.	1,068	176
Lululemon Athletica, Inc.(e)	388	146
O'Reilly Automotive, Inc.(e)	303	141
Tesla, Inc.(e)	575	286
The Home Depot, Inc.	1,613	460
Yum! Brands, Inc.	1,481	142
		2,986
Consumer Staples (0.9%):
Colgate-Palmolive Co.	1,928	153
Kimberly-Clark Corp.	936	148
Monster Beverage Corp.(e)	1,652	138
Philip Morris International, Inc.	4,627	369
The Clorox Co.	1,203	269
The Kroger Co.	8,263	295
The Procter & Gamble Co.	1,727	239
Tyson Foods, Inc. Class A	2,533	159
Walgreens Boots Alliance, Inc.	4,090	155
		1,925
Energy (0.4%):
Cabot Oil & Gas Corp.	6,386	121
Chevron Corp.	2,406	202
ConocoPhillips	7,889	299
Halliburton Co.	7,912	128

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Cornerstone Moderately Conservative Fund	August 31, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Phillips 66	2,661	$156
		906
Financials (1.7%):
AGNC Investment Corp.	536	8
Annaly Capital Management, Inc.	1,422	10
Aon PLC Class A	732	146
Berkshire Hathaway, Inc. Class B(e)	1,196	261
Brown & Brown, Inc.	2,815	131
Fifth Third Bancorp	7,904	163
First Republic Bank	1,153	130
JPMorgan Chase & Co.	2,265	227
KeyCorp	10,988	135
MarketAxess Holdings, Inc.	268	130
Marsh & McLennan Cos., Inc.	1,247	143
MetLife, Inc.	4,303	165
Moody's Corp.	502	148
Morgan Stanley	3,396	177
MSCI, Inc.	743	277
S&P Global, Inc.	872	320
State Street Corp.	2,310	157
SVB Financial Group(e)	551	141
Synchrony Financial	6,595	164
T. Rowe Price Group, Inc.	1,024	143
The Allstate Corp.	1,481	138
The Goldman Sachs Group, Inc.	867	178
The Progressive Corp.	3,204	305
		3,797
Health Care (2.2%):
AbbVie, Inc.	2,177	208
Amgen, Inc.	1,566	397
Anthem, Inc.	627	176
Biogen, Inc.(e)	1,133	326
Bio-Rad Laboratories, Inc. Class A(e)	249	127
Bristol-Myers Squibb Co.	5,901	367
Cerner Corp.	1,896	139
Cigna Corp.	974	173
CVS Health Corp.	2,790	173
DexCom, Inc.(e)	320	136
Eli Lilly & Co.	1,132	168
HCA Healthcare, Inc.	1,251	170
IDEXX Laboratories, Inc.(e)	369	144
Johnson & Johnson(f)	3,588	550
Merck & Co., Inc.	2,341	200
Mettler-Toledo International, Inc.(e)	142	138
Pfizer, Inc.	5,833	220
Regeneron Pharmaceuticals, Inc.(e)	232	144
ResMed, Inc.	732	132
UnitedHealth Group, Inc.	1,517	474
Vertex Pharmaceuticals, Inc.(e)	550	154
Waters Corp.(e)	619	134
West Pharmaceutical Services, Inc.	482	137
		4,987
Industrials (1.2%):
3M Co.	979	160
Carrier Global Corp.	4,568	136
CSX Corp.	2,340	179
Cummins, Inc.	781	162

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Cornerstone Moderately Conservative Fund	August 31, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Eaton Corp. PLC	1,674	$171
Equifax, Inc.	817	138
Fortune Brands Home & Security, Inc.	1,549	130
General Dynamics Corp.	1,094	163
Illinois Tool Works, Inc.	767	152
Lockheed Martin Corp.	415	162
Northrop Grumman Corp.	509	174
Old Dominion Freight Line, Inc.	673	136
Otis Worldwide Corp.	4,331	272
Rockwell Automation, Inc.	606	140
Rollins, Inc.	2,362	130
Teledyne Technologies, Inc.(e)	409	128
Verisk Analytics, Inc.	722	135
WW Grainger, Inc.	385	141
		2,809
Information Technology (3.6%):
Accenture PLC Class A	758	182
Adobe, Inc.(e)	865	444
Apple, Inc.	20,452	2,639
Applied Materials, Inc.	2,648	163
Broadcom, Inc.	599	208
Cadence Design Systems, Inc.(e)	1,250	139
CDW Corp.	1,206	137
Cisco Systems, Inc.	5,066	214
Citrix Systems, Inc.	933	136
Cognizant Technology Solutions Corp. Class A	2,491	167
Coupa Software, Inc.(e)	443	145
DocuSign, Inc.(e)	660	147
HP, Inc.	7,629	149
Intel Corp.	4,589	234
Intuit, Inc.	502	173
KLA Corp.	648	133
Lam Research Corp.	1,245	419
Mastercard, Inc. Class A	678	243
Micron Technology, Inc.(e)	3,874	176
Microsoft Corp.(f)	2,949	665
NVIDIA Corp.	925	495
Oracle Corp.	3,464	198
Texas Instruments, Inc.	1,241	176
VeriSign, Inc.(e)	664	143
VMware, Inc. Class A(e)(g)	1,138	164
		8,089
Materials (0.6%):
Air Products & Chemicals, Inc.	509	149
Hycroft Mining Holding Corp.(e)(g)	62,784	555
Linde PLC	681	170
LyondellBasell Industries NV Class A	4,384	287
Newmont Corp.	2,174	146
The Sherwin-Williams Co.	222	149
		1,456
Real Estate (0.4%):
Alexandria Real Estate Equities, Inc.	124	21
American Tower Corp.	454	113
AvalonBay Communities, Inc.	142	23
Boston Properties, Inc.	149	13

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Cornerstone Moderately Conservative Fund	August 31, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Camden Property Trust	99	$9
CBRE Group, Inc. Class A(e)	336	16
Crown Castle International Corp.	422	69
Digital Realty Trust, Inc.	269	42
Duke Realty Corp.	372	14
Equinix, Inc.	86	68
Equity LifeStyle Properties, Inc.	175	12
Equity Residential	379	21
Essex Property Trust, Inc.	68	15
Extra Space Storage, Inc.	133	14
Federal Realty Investment Trust	74	6
Healthpeak Properties, Inc.	516	14
Host Hotels & Resorts, Inc.	702	8
Invitation Homes, Inc.	550	16
Iron Mountain, Inc.(g)	286	9
Jones Lang LaSalle, Inc.	51	5
Medical Properties Trust, Inc.	536	10
Mid-America Apartment Communities, Inc.	117	14
National Retail Properties, Inc.	178	6
Omega Healthcare Investors, Inc.	234	7
Prologis, Inc.	749	76
Public Storage	159	34
Realty Income Corp.	341	21
Regency Centers Corp.	174	7
SBA Communications Corp.	115	35
Simon Property Group, Inc.	311	21
Sun Communities, Inc.	95	14
UDR, Inc.	302	11
Ventas, Inc.	375	16
VEREIT, Inc.	1,100	7
VICI Properties, Inc.	464	10
Vornado Realty Trust	164	6
Welltower, Inc.	416	24
Weyerhaeuser Co.	740	22
WP Carey, Inc.	177	12
		861
Utilities (0.5%):
Duke Energy Corp.(f)	2,131	171
Eversource Energy(f)	1,567	134
Exelon Corp.	4,494	166
NextEra Energy, Inc.(f)	604	168
NRG Energy, Inc.	3,750	129
The AES Corp.	7,589	135
WEC Energy Group, Inc.(f)	1,474	139
		1,042
Total Common Stocks (Cost $26,168)		31,256

Preferred Stocks (1.1%)
Communication Services (0.2%):
Qwest Corp., 6.50%, 9/1/56	20,000	504

Consumer Staples (0.6%):
CHS, Inc., cumulative redeemable, Series 1, 7.88%(h)	32,000	888

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Cornerstone Moderately Conservative Fund	August 31, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares or Principal Amount	Value
Dairy Farmers of America, Inc., cumulative redeemable, 7.88%(a)(h)	5,000	$453
		1,341
Financials (0.3%):
Delphi Financial Group, Inc., 3.47%(LIBOR03M+319bps), 5/15/37(b)(i)	27,414	548
Total Preferred Stocks (Cost $2,517)		2,393

Corporate Bonds (15.5%)
Communication Services (0.6%):
AT&T, Inc., 2.30%, 6/1/27, Callable 4/1/27 @ 100	$211	224
Fox Corp., 3.05%, 4/7/25, Callable 3/7/25 @ 100	102	112
The Walt Disney Co., 2.20%, 1/13/28	94	100
T-Mobile USA, Inc., 3.88%, 4/15/30, Callable 1/15/30 @ 100 (a)(f)	257	294
Verizon Communications, Inc., 4.50%, 8/10/33	430	545
		1,275
Consumer Discretionary (0.4%):
AutoNation, Inc., 4.75%, 6/1/30, Callable 3/1/30 @ 100	85	100
eBay, Inc., 1.90%, 3/11/25, Callable 2/11/25 @ 100	251	263
General Motors Co., 6.80%, 10/1/27, Callable 8/1/27 @ 100	88	108
Hasbro, Inc., 3.55%, 11/19/26, Callable 9/19/26 @ 100	172	181
Nordstrom, Inc., 4.38%, 4/1/30, Callable 1/1/30 @ 100	143	115
VF Corp., 2.95%, 4/23/30, Callable 1/23/30 @ 100	106	116
		883
Consumer Staples (1.2%):
Altria Group, Inc., 3.40%, 5/6/30, Callable 2/6/30 @ 100	101	111
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc., 4.70%, 2/1/36, Callable 8/1/35 @ 100	358	429
BAT Capital Corp., 2.79%, 9/6/24, Callable 8/6/24 @ 100	300	319
Kraft Heinz Foods Co., 3.75%, 4/1/30, Callable 1/1/30 @ 100 (a)	161	172
McCormick & Co., Inc., 2.50%, 4/15/30, Callable 1/15/30 @ 100	62	67
PepsiCo, Inc., 2.25%, 3/19/25, Callable 2/19/25 @ 100	332	357
Sysco Corp., 5.95%, 4/1/30, Callable 1/1/30 @ 100	83	105
The Coca-Cola Co., 3.45%, 3/25/30	500	596
The Procter & Gamble Co., 3.00%, 3/25/30	142	164
Unilever Capital Corp., 2.60%, 5/5/24, Callable 3/5/24 @ 100	350	375
		2,695
Energy (2.4%):
Cameron LNG LLC, 3.30%, 1/15/35, Callable 9/15/34 @ 100 (a)	273	308
Cheniere Corpus Christi Holdings LLC, 3.70%, 11/15/29, Callable 5/18/29 @ 100 (a)	358	378
Diamondback Energy, Inc., 3.25%, 12/1/26, Callable 10/1/26 @ 100	215	221
Enable Midstream Partners LP, 4.15%, 9/15/29, Callable 6/15/29 @ 100	350	325
Enbridge Energy Partners LP, 7.38%, 10/15/45, Callable 4/15/45 @ 100 (f)	650	967
Energy Transfer Operating LP, 3.75%, 5/15/30, Callable 2/15/30 @ 100	215	213
Enterprise Products Operating LLC, 2.80%, 1/31/30, Callable 10/31/29 @ 100	215	230
EOG Resources, Inc., 4.38%, 4/15/30, Callable 1/15/30 @ 100	65	78
EQM Midstream Partners LP, 4.75%, 7/15/23, Callable 6/15/23 @ 100 (f)	700	713

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Cornerstone Moderately Conservative Fund	August 31, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
EQT Corp., 7.00%, 2/1/30, Callable 11/1/29 @ 100	$145	$175
Exxon Mobil Corp., 2.99%, 3/19/25, Callable 2/19/25 @ 100 (f)	357	393
Florida Gas Transmission Co. LLC, 2.55%, 7/1/30, Callable 4/1/30 @ 100 (a)	89	93
Marathon Petroleum Corp., 4.70%, 5/1/25, Callable 4/1/25 @ 100	99	113
Midwest Connector Capital Co. LLC, 4.63%, 4/1/29, Callable 1/1/29 @ 100 (a)	209	210
National Oilwell Varco, Inc., 3.60%, 12/1/29, Callable 9/1/29 @ 100	286	282
Occidental Petroleum Corp., 4.40%, 8/15/49, Callable 2/15/49 @ 100	143	111
ONEOK, Inc., 6.35%, 1/15/31, Callable 10/15/30 @ 100	89	105
Rockies Express Pipeline LLC, 4.80%, 5/15/30, Callable 2/15/30 @ 100 (a)	143	141
Targa Resources Partners LP/Targa Resources Partners Finance Corp., 5.50%, 3/1/30, Callable 3/1/25 @ 102.75 (a)	143	151
Western Midstream Operating LP, 3.10%, 2/1/25, Callable 1/1/25 @ 100	151	151
		5,358
Financials (4.8%):
Amcor Finance USA, Inc., 3.63%, 4/28/26, Callable 1/28/26 @ 100	250	279
AmTrust Financial Services, Inc., 6.13%, 8/15/23	332	303
Ares Capital Corp., 3.63%, 1/19/22, Callable 12/19/21 @ 100 (f)	350	360
BancorpSouth Bank, 4.13%(LIBOR03M+247bps), 11/20/29, Callable 11/20/24 @ 100 (b)	184	183
BBVA USA, 3.88%, 4/10/25, Callable 3/10/25 @ 100	100	108
Belrose Funding Trust, 2.33%, 8/15/30, Callable 5/15/30 @ 100 (a)	209	209
Citizens Financial Group, Inc., 2.50%, 2/6/30, Callable 11/6/29 @ 100	215	227
Cullen/Frost Capital Trust II, 1.90%(LIBOR03M+155bps), 3/1/34, Callable 10/13/20 @ 100 (b)	1,000	728
First Horizon Bank, 5.75%, 5/1/30, Callable 2/1/30 @ 100	106	118
First Maryland Capital I, 1.28%(LIBOR03M+100bps), 1/15/27, Callable 10/13/20 @ 100 (b)	100	89
Ford Motor Credit Co. LLC, 4.06%, 11/1/24, Callable 10/1/24 @ 100	500	507
Glencore Funding LLC, 2.50%, 9/1/30, Callable 6/1/30 @ 100 (a)(j)	244	240
Global Atlantic Financial Co., 4.40%, 10/15/29, Callable 7/15/29 @ 100 (a)	184	191
HSB Group, Inc., 1.19%(LIBOR03M+91bps), 7/15/27, Callable 10/13/20 @ 100 (b)	550	498
Hyundai Capital America, 3.75%, 7/8/21 (a)(f)	700	715
JPMorgan Chase & Co., 2.52%(SOFR+204bps), 4/22/31, Callable 4/22/30 @ 100 (b)	124	133
KeyCorp, 2.25%, 4/6/27, MTN	215	228
Level 3 Financing, Inc., 3.88%, 11/15/29, Callable 8/15/29 @ 100 (a)	287	312
Loews Corp., 3.20%, 5/15/30, Callable 2/15/30 @ 100	140	156
Nationwide Mutual Insurance Co., 2.60%(LIBOR03M+229bps), 12/15/24, Callable 10/13/20 @ 100 (a)(b)	1,100	1,094
New York Community Bancorp, Inc., 5.90%(LIBOR03M+278bps), 11/6/28, Callable 11/6/23 @ 100 (b)	52	52
PNC Bank NA, 2.70%, 10/22/29	1,000	1,083
PPL Capital Funding, Inc., 4.13%, 4/15/30, Callable 1/15/30 @ 100	141	167
Prudential Financial, Inc., 5.62%(LIBOR03M+392bps), 6/15/43, Callable 6/15/23 @ 100 (b)	600	644
Regions Financial Corp., 2.25%, 5/18/25, Callable 4/18/25 @ 100	158	168
Santander Holdings USA, Inc., 3.45%, 6/2/25, Callable 5/2/25 @ 100	88	95
Signature Bank, 4.13%(LIBOR03M+256bps), 11/1/29, Callable 11/1/24 @ 100 (b)	250	251
Texas Capital Bank NA, 5.25%, 1/31/26	143	147
The Allstate Corp., 5.75%(LIBOR03M+294bps), 8/15/53, Callable 8/15/23 @ 100 (b)	140	150

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Cornerstone Moderately Conservative Fund	August 31, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
The Progressive Corp., 3.20%, 3/26/30, Callable 12/26/29 @ 100	$43	$50
Truist Bank, 0.95%(LIBOR03M+67bps), 5/15/27, Callable 10/13/20 @ 100 (b)	1,000	928
Wells Fargo & Co., 2.19%(SOFR+200bps), 4/30/26, Callable 4/30/25 @ 100 (b)	159	166
Zions Bancorp NA, 3.25%, 10/29/29, Callable 7/29/29 @ 100	286	284
		10,863
Health Care (1.0%):
AbbVie, Inc., 3.20%, 11/21/29, Callable 8/21/29 @ 100 (a)(f)	287	318
Biogen, Inc., 2.25%, 5/1/30, Callable 2/1/30 @ 100	248	256
CVS Health Corp., 3.25%, 8/15/29, Callable 5/15/29 @ 100 (f)	534	595
DENTSPLY SIRONA, Inc., 3.25%, 6/1/30, Callable 3/1/30 @ 100	158	171
Duke University Health System, Inc., 2.60%, 6/1/30	105	112
HCA, Inc., 5.13%, 6/15/39, Callable 12/15/38 @ 100	358	444
Laboratory Corp. of America Holdings, 2.95%, 12/1/29, Callable 9/1/29 @ 100	215	236
Thermo Fisher Scientific, Inc., 4.13%, 3/25/25, Callable 2/25/25 @ 100	142	163
Upjohn, Inc., 2.30%, 6/22/27, Callable 4/22/27 @ 100 (a)	52	54
		2,349
Industrials (1.8%):
Ashtead Capital, Inc.
4.00%, 5/1/28, Callable 5/1/23 @ 102 (a)	51	54
4.25%, 11/1/29, Callable 11/1/24 @ 102.13 (a)	38	40
Carlisle Cos., Inc., 2.75%, 3/1/30, Callable 12/1/29 @ 100	215	228
Carrier Global Corp., 3.38%, 4/5/40, Callable 10/5/39 @ 100 (a)	107	111
Caterpillar, Inc., 2.60%, 4/9/30, Callable 1/9/30 @ 100	106	116
CoStar Group, Inc., 2.80%, 7/15/30, Callable 4/15/30 @ 100 (a)	47	49
Dover Corp., 2.95%, 11/4/29, Callable 8/4/29 @ 100	215	234
Ferguson Finance PLC, 3.25%, 6/2/30, Callable 3/2/30 @ 100 (a)	95	101
General Dynamics Corp., 3.50%, 4/1/27, Callable 2/1/27 @ 100	142	163
Georgia-Pacific LLC, 2.10%, 4/30/27, Callable 2/28/27 @ 100 (a)	248	261
IDEX Corp., 3.00%, 5/1/30, Callable 2/1/30 @ 100	248	272
Otis Worldwide Corp., 3.11%, 2/15/40, Callable 8/15/39 @ 100 (a)	143	153
Penske Truck Leasing Co. LP/PTL Finance Corp., 4.00%, 7/15/25, Callable 6/15/25 @ 100 (a)	141	158
Ryder System, Inc.
3.50%, 6/1/21, MTN (f)	700	715
2.90%, 12/1/26, Callable 10/1/26 @ 100, MTN	358	383
Southwest Airlines Co., 5.13%, 6/15/27, Callable 4/15/27 @ 100	114	124
The Boeing Co., 5.71%, 5/1/40, Callable 11/1/39 @ 100	212	245
The Conservation Fund A Nonprofit Corp., 3.47%, 12/15/29, Callable 9/15/29 @ 100	325	351
United Airlines Pass Through Trust, 2.90%, 11/1/29	300	250
Westinghouse Air Brake Technologies Corp., 3.20%, 6/15/25, Callable 5/15/25 @ 100	37	39
		4,047
Information Technology (0.8%):
Amphenol Corp., 2.80%, 2/15/30, Callable 11/15/29 @ 100	300	330
Analog Devices, Inc., 2.95%, 4/1/25, Callable 3/1/25 @ 100	53	58
Broadcom, Inc., 4.30%, 11/15/32, Callable 8/15/32 @ 100	88	101
Hewlett Packard Enterprise Co., 4.65%, 10/1/24, Callable 9/1/24 @ 100	141	159
HP, Inc., 3.40%, 6/17/30, Callable 3/17/30 @ 100	161	174
Jabil, Inc., 3.00%, 1/15/31, Callable 10/15/30 @ 100	47	48
Keysight Technologies, Inc., 3.00%, 10/30/29, Callable 7/30/29 @ 100	263	288
Microsoft Corp., 3.45%, 8/8/36, Callable 2/8/36 @ 100	466	562
		1,720

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Cornerstone Moderately Conservative Fund	August 31, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Materials (0.5%):
Avery Dennison Corp., 2.65%, 4/30/30, Callable 2/1/30 @ 100	$86	$91
Colonial Enterprises, Inc., 3.25%, 5/15/30, Callable 2/15/30 @ 100 (a)	44	49
LYB International Finance III LLC, 3.38%, 5/1/30, Callable 2/1/30 @ 100	124	135
Packaging Corp. of America, 3.00%, 12/15/29, Callable 9/15/29 @ 100	358	392
Sonoco Products Co., 3.13%, 5/1/30, Callable 2/1/30 @ 100	164	180
Vulcan Materials Co., 3.50%, 6/1/30, Callable 3/1/30 @ 100	141	160
WRKCo, Inc., 3.00%, 6/15/33, Callable 3/15/33 @ 100	80	87
		1,094
Real Estate (0.6%):
AvalonBay Communities, Inc., 2.45%, 1/15/31, MTN, Callable 10/15/30 @ 100	211	226
Boston Properties LP, 3.25%, 1/30/31, Callable 10/30/30 @ 100	93	102
Essex Portfolio LP, 2.65%, 3/15/32, Callable 12/15/31 @ 100	250	266
GLP Capital LP/GLP Financing II, Inc., 4.00%, 1/15/31, Callable 10/15/30 @ 100	52	54
Host Hotels & Resorts LP, 3.50%, 9/15/30, Callable 6/15/30 @ 100	44	43
Mid-America Apartments LP, 2.75%, 3/15/30, Callable 12/15/29 @ 100	358	386
SBA Tower Trust, 2.84%, 1/15/25 (a)	173	181
VICI Properties LP/VICI Note Co., Inc., 4.63%, 12/1/29, Callable 12/1/24 @ 102.31 (a)	33	34
		1,292
Utilities (1.4%):
AEP Texas, Inc., 3.45%, 1/15/50, Callable 7/15/49 @ 100	251	276
Alabama Power Co., 3.85%, 12/1/42	215	255
Ameren Corp., 3.50%, 1/15/31, Callable 10/15/30 @ 100	71	82
Cleco Corporate Holdings LLC, 3.38%, 9/15/29, Callable 6/15/29 @ 100	367	374
DTE Electric Co., 2.25%, 3/1/30, Callable 12/1/29 @ 100	215	230
Duke Energy Florida LLC, 3.85%, 11/15/42, Callable 5/15/42 @ 100	215	256
Exelon Generation Co. LLC, 3.25%, 6/1/25, Callable 5/1/25 @ 100	158	174
IPALCO Enterprises, Inc., 4.25%, 5/1/30, Callable 2/1/30 @ 100 (a)	161	179
ITC Holdings Corp., 2.95%, 5/14/30, Callable 2/14/30 @ 100 (a)	158	171
National Fuel Gas Co., 5.50%, 1/15/26, Callable 12/15/25 @ 100	211	231
NextEra Energy Capital Holdings, Inc., 3.34%, 9/1/20	467	467
The Narragansett Electric Co., 3.40%, 4/9/30, Callable 1/9/30 @ 100 (a)	106	121
Union Electric Co., 2.95%, 3/15/30, Callable 12/15/29 @ 100 (g)	357	404
		3,220
Total Corporate Bonds (Cost $32,719)		34,796

Yankee Dollar (2.1%)
Consumer Staples (0.1%):
Alimentation Couche-Tard, Inc., 2.95%, 1/25/30, Callable 10/25/29 @ 100 (a)	143	154

Energy (0.1%):
Petroleos Mexicanos, 6.49%, 1/23/27, Callable 11/23/26 @ 100 (a)	123	121
Petronas Capital Ltd., 3.50%, 4/21/30, Callable 1/21/30 @ 100 (a)	11	13
		134
Financials (1.4%):
Athene Holding Ltd., 4.13%, 1/12/28, Callable 10/12/27 @ 100	700	763

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Cornerstone Moderately Conservative Fund	August 31, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand, 5.38%, 4/17/25 (a)	$101	$114
Barclays PLC, 2.85%(LIBOR03M+245bps), 5/7/26, Callable 5/7/25 @ 100 (b)	212	224
Deutsche Bank AG, 3.96%(SOFR+258bps), 11/26/25, Callable 11/26/24 @ 100 (b)	215	231
Diageo Capital PLC, 2.13%, 4/29/32, Callable 1/29/32 @ 100	248	258
QBE Capital Funding III Ltd., 7.25%(USSW10+405bps), 5/24/41, Callable 5/24/21 @ 100 (a)(b)	250	259
Royal Bank of Canada, 1.60%, 4/17/23, MTN	248	255
Sumitomo Mitsui Financial Group, Inc., 2.45%, 9/27/24	1,000	1,064
		3,168
Health Care (0.0%):(k)
Royalty Pharma PLC, 2.20%, 9/2/30, Callable 6/2/30 @ 100 (a)(j)	58	58

Industrials (0.2%):
CK Hutchison International 19 II Ltd., 2.75%, 9/6/29, Callable 6/6/29 @ 100 (a)	300	321
Heathrow Funding Ltd., 4.88%, 7/15/21 (a)	142	146
		467
Materials (0.3%):
Anglo American Capital PLC, 5.63%, 4/1/30, Callable 1/1/30 @ 100 (a)	133	165
Braskem Netherlands Finance BV, 4.50%, 1/31/30 (a)	214	204
CCL Industries, Inc., 3.05%, 6/1/30, Callable 3/1/30 @ 100 (a)	159	165
Teck Resources Ltd., 6.13%, 10/1/35	230	270
		804
Total Yankee Dollar (Cost $4,460)		4,785

Municipal Bonds (1.5%)
Florida (0.1%):
County of Broward Florida Airport System Revenue, Series C, 2.50%, 10/1/28	$143	144
Hillsborough County School Board Certificate of Participation, Series B, 1.92%, 7/1/25	90	92
		236
Georgia (0.1%):
Athens Housing Authority Revenue, 2.42%, 12/1/26	305	327

Louisiana (0.1%):
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue, 1.55%, 2/1/27	140	140

Michigan (0.1%):
Michigan Finance Authority Revenue, 3.08%, 12/1/34	215	239

New Jersey (0.2%):
New Jersey Economic Development Authority Revenue, Series NNN, 2.88%, 6/15/24	138	140
New Jersey Transportation Trust Fund Authority Revenue, 4.08%, 6/15/39	55	55
North Hudson Sewerage Authority Revenue, 2.88%, 6/1/28	72	78
Rutgers The State University of New Jersey Revenue, Series S, 2.01%, 5/1/32	85	84
		357
New York (0.3%):
New York State Dormitory Authority Revenue

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Cornerstone Moderately Conservative Fund	August 31, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Series A, 2.46%, 7/1/32	$155	$158
Series B, 2.83%, 7/1/31	360	377
New York State Thruway Authority Revenue, Series M, 2.55%, 1/1/28	83	88
		623
Pennsylvania (0.2%):
State Public School Building Authority Revenue, 3.05%, 4/1/28	143	146
University of Pittsburgh-of The Commonwealth System of Higher Education Revenue
Series C, 2.53%, 9/15/31	145	148
Series C, 2.58%, 9/15/32	70	71
Series C, 2.63%, 9/15/33	145	148
		513
Texas (0.4%):
City of Houston Texas Combined Utility System Revenue, 3.72%, 11/15/28	180	212
City of San Antonio, GO, 1.76%, 2/1/31, Continuously Callable @100	130	132
Dallas/Fort Worth International Airport Revenue, Series C, 1.75%, 11/1/27	85	85
Harris County Cultural Education Facilities Finance Corp. Revenue, Series B, 2.81%, 5/15/29	145	156
State of Texas, GO, 3.00%, 4/1/28	215	246
		831
Total Municipal Bonds (Cost $3,123)		3,266

U.S. Government Agency Mortgages (4.8%)
Federal Home Loan Mortgage Corporation
Series K047, Class A2, 3.33%, 5/25/25 (c)	1,100	1,227
3.50%, 4/1/46 - 4/1/48	3,412	3,616
3.00%, 10/1/46 - 3/1/47	5,432	5,744
		10,587
Federal National Mortgage Association
Series 2016-M2, Class AV2, 2.15%, 1/25/23	298	307
Total U.S. Government Agency Mortgages (Cost $10,378)		10,894

U.S. Treasury Obligations (14.0%)
U.S. Treasury Bonds
3.13%, 8/15/44	700	952
3.00%, 8/15/48 (f)	1,000	1,364
2.38%, 11/15/49	1,000	1,223
U.S. Treasury Notes
1.13%, 2/28/21	6,802	6,836
1.63%, 11/15/22	2,600	2,685
2.00%, 2/15/23	618	645
1.63%, 4/30/23	3,800	3,950
2.50%, 5/15/24	1,500	1,628
2.25%, 11/15/25	6,200	6,825
1.63%, 2/15/26	2,000	2,140
2.25%, 2/15/27	1,000	1,116
2.38%, 5/15/27 (f)	2,000	2,254
Total U.S. Treasury Obligations (Cost $29,204)		31,618

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Cornerstone Moderately Conservative Fund	August 31, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Exchange-Traded Funds (37.0%)
Invesco DB Commodity Index Tracking Fund	22,900	$310
Invesco FTSE RAFI Developed Markets ex-US ETF	45,661	1,685
Invesco FTSE RAFI Emerging Markets ETF	99,400	1,814
iShares 20+ Year Treasury Bond ETF	18,607	3,018
iShares Core MSCI Emerging Markets ETF	58,901	3,139
iShares Core S&P 500 ETF	23,548	8,260
iShares Core S&P Small-Cap ETF	10,057	744
iShares Core US Aggregate Bond ETF	16,102	1,906
iShares iBoxx $ Investment Grade Corporate Bond ETF	46,909	6,361
iShares MSCI Canada ETF	43,295	1,243
iShares MSCI International Momentum Factor ETF	29,971	1,021
iShares MSCI International Quality Factor ETF(g)	32,220	1,021
Schwab Fundamental Emerging Markets Large Co. Index ETF	160,268	3,920
Schwab Fundamental International Large Co. Index ETF	237,343	6,002
Schwab Fundamental International Small Co. Index ETF(g)	50,100	1,509
SPDR Bloomberg Barclays High Yield Bond ETF	5,106	540
SPDR Gold Shares	14,129	2,612
SPDR S&P Emerging Markets Smallcap ETF	7,496	339
VanEck Vectors Gold Miners ETF	30,960	1,309
VanEck Vectors Junior Gold Miners ETF	4,503	271
Vanguard FTSE All-World ex-US ETF	4,383	226
Vanguard FTSE Developed Markets ETF(g)	253,787	10,626
Vanguard FTSE Emerging Markets ETF(f)	22,212	982
Vanguard FTSE Europe ETF(g)	68,289	3,716
Vanguard Mortgage-Backed Securities ETF	42,318	2,302
Vanguard Real Estate ETF	12,000	981
Vanguard S&P 500 ETF(f)	12,265	3,937
Vanguard Short-Term Bond ETF	18,009	1,498
Vanguard Small-Cap Value ETF(f)	18,747	2,166
Vanguard Total Bond Market ETF	83,702	7,404
Vanguard Total Stock Market ETF(f)	5,695	1,010
WisdomTree Emerging Markets SmallCap Dividend Fund	5,259	223
Xtrackers USD High Yield Corporate Bond ETF	22,440	1,094
Total Exchange-Traded Funds (Cost $76,501)		83,189

Affiliated Exchange-Traded Funds (0.2%)
VictoryShares USAA MSCI Emerging Markets Value Momentum ETF(f)	9,770	394
Total Affiliated Exchange-Traded Funds (Cost $469)		394

Collateral for Securities Loaned^ (7.7%)
Goldman Sachs Financial Square Government Fund Institutional Shares, 0.02%(l)	8,134,982	8,135
HSBC U.S. Government Money Market Fund I Shares, 0.05%(l)	9,228,767	9,229
Total Collateral for Securities Loaned (Cost $17,364)		17,364
Total Investments (Cost $215,767) — 103.5%		232,888
Liabilities in excess of other assets — (3.5)%		(7,832)
NET ASSETS - 100.00%		$225,056

At August 31, 2020 the Fund’s investments in foreign securities were 12.1% of net assets.
^	Purchased with cash collateral from securities on loan.
(a)	Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. As of August 31, 2020, the fair value of these securities was $16,500 (thousands) and amounted to 7.3% of net assets.
(b)	Variable or Floating-Rate Security. Rate disclosed is as of August 31, 2020.

(c)	The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate disclosed is the rate in effect at August 31, 2020.
(d)	Security is interest only.
(e)	Non-income producing security.
(f)	All or a portion of this security has been segregated as collateral for derivative instruments and/or when-issued securities.
(g)	All or a portion of this security is on loan.
(h)	Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.
(i)	The Fund's Adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. As of August 31, 2020, illiquid securities were 0.2% of the Fund's net assets.
(j)	Security purchased on a when-issued basis.
(k)	Amount represents less than 0.05% of net assets.
(l)	Rate disclosed is the daily yield on August 31, 2020.

bps—Basis points
ETF—Exchange-Traded Fund
GO—General Obligation
LIBOR—London InterBank Offered Rate
LIBOR01M—1 Month US Dollar LIBOR, rate disclosed as of August 31, 2020, based on the last reset date of the security
LIBOR03M—3 Month US Dollar LIBOR, rate disclosed as of August 31, 2020, based on the last reset date of the security
LLC—Limited Liability Company
LP—Limited Partnership
MTN—Medium Term Note
PLC—Public Limited Company
SOFR—Secured Overnight Financing Rate
USSW10—USD 10 Year Swap Rate, rate disclosed as of August 31, 2020

Futures Contracts Purchased

(Amounts not in thousands)
	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
S&P/Toronto Stock Exchange 60 Index Future	7	9/17/20	$984,267	$1,061,647	$77,380
Swiss Market Index Future	15	9/18/20	1,655,115	1,687,064	31,949
					$109,329

Futures Contracts Sold

(Amounts not in thousands)
	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Tokyo Price Index Futures	14	9/14/20	2,128,929	2,136,355	(7,426)

Total unrealized appreciation	$109,329
Total unrealized depreciation	(7,426)
Total net unrealized appreciation (depreciation)	$101,903

USAA Mutual Funds Trust	Schedule of Portfolio Investments
USAA Cornerstone Aggressive Fund	August 31, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Asset-Backed Securities (1.1%)
American Express Credit Account Master Trust, Series 2019-2, Class B, 2.86%, 11/15/24	$187	$192
Americredit Automobile Receivables Trust, Series 2018-1, Class C, 3.50%, 1/18/24, Callable 9/18/22 @ 100	240	250
Americredit Automobile Receivables Trust, Series 2018-2, Class A3, 3.15%, 3/20/23, Callable 2/18/23 @ 100	64	64
ARI Fleet Lease Trust, Series 2020-A, Class A3, 1.80%, 8/15/28, Callable 1/15/23 @ 100(a)	50	51
Canadian Pacer Auto Receivables Trust, Series 2018-1A, Class C, 3.82%, 4/19/24, Callable 4/19/21 @ 100(a)	137	140
CarMax Auto Owner Trust, Series 2020-1, Class B, 2.21%, 9/15/25, Callable 8/15/23 @ 100	71	74
Credit Acceptance Auto Loan Trust, Series 2018-3A, Class A, 3.55%, 8/15/27, Callable 10/15/21 @ 100(a)	165	168
Dell Equipment Finance Trust, Series 2020-1, Class A3, 2.24%, 2/22/23, Callable 10/22/22 @ 100(a)	35	36
Drive Auto Receivables Trust, Series 2019-1, Class C, 3.78%, 4/15/25, Callable 12/15/22 @ 100	82	84
Drive Auto Receivables Trust, Series 2018-4, Class D, 4.09%, 1/15/26, Callable 8/15/22 @ 100	62	65
Element Rail Leasing I LLC, Series 2014-1A, Class A2, 3.67%, 4/19/44(a)	120	121
Enterprise Fleet Financing LLC, Series 2020-1, Class A3, 1.86%, 12/22/25(a)	46	47
Evergreen Credit Card Trust, Series 2019-2, Class A, 1.90%, 9/15/24(a)	127	131
Exeter Automobile Receivables Trust, Series 2017-3A, Class D, 5.28%, 10/15/24, Callable 5/15/22 @ 100(a)	50	52
Exeter Automobile Receivables Trust, Series 2020-1A, Class B, 2.26%, 4/15/24, Callable 10/15/23 @ 100(a)	57	58
Exeter Automobile Receivables Trust, Series 2019-2A, Class C, 3.30%, 3/15/24, Callable 2/15/23 @ 100(a)	110	113
Ford Credit Auto Owner Trust, Series 2019-A, Class A3, 2.78%, 9/15/23, Callable 11/15/22 @ 100	40	41
Ford Credit Auto Owner Trust, Series 2020-1, Class B, 2.29%, 8/15/31, Callable 2/15/25 @ 100(a)	75	77
GM Financial Consumer Automobile Receivables Trust, Series 2020-1, Class A4, 1.90%, 3/17/25, Callable 3/16/23 @ 100	75	77
GM Financial Consumer Automobile Receivables Trust, Series 2020-2, Class A4, 1.74%, 8/18/25, Callable 7/16/23 @ 100	90	94
Goal Capital Funding Trust, Series 2005-2, Class A4, 0.45%(LIBOR03M+20bps), 8/25/44, Callable 11/25/20 @ 100(b)	219	209
Great American Auto Leasing, Inc., Series 2019-1, Class A3, 3.05%, 9/15/22, Callable 12/15/22 @ 100(a)	51	52
Hertz Vehicle Financing II LP, Series 2019-3A, Class A, 2.67%, 12/26/25(a)	52	52
HPEFS Equipment Trust, Series 2020-1A, Class B, 1.89%, 2/20/30, Callable 12/20/22 @ 100(a)	29	29
HPEFS Equipment Trust, Series 2019-1A, Class C, 2.49%, 9/20/29, Callable 6/20/22 @ 100(a)	50	51
John Deere Owner Trust, Series 2020-A, Class A4, 1.21%, 11/16/26, Callable 6/15/23 @ 100	112	114
Kubota Credit Owner Trust, Series 2020-1A, Class A4, 2.26%, 7/15/26, Callable 8/15/23 @ 100(a)	45	47
MMAF Equipment Finance LLC, Series 2017-B, Class A4, 2.41%, 11/15/24, Callable 6/15/27 @ 100(a)	112	115
Navient Student Loan Trust, Series 2015-2, Class B, 1.68%(LIBOR01M+150bps), 8/25/50, Callable 10/25/28 @ 100(b)	50	44
NP SPE II LLC, Series 2017-1A, Class A1, 3.37%, 10/21/47, Callable 10/20/27 @ 100(a)	32	32

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Cornerstone Aggressive Fund	August 31, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
OSCAR US Funding Trust IX LLC, Series 2018-2A, Class A4, 3.63%, 9/10/25(a)	$280	$292
SCF Equipment Leasing LLC, Series 2017-2A, Class A, 3.41%, 12/20/23, Callable 9/20/20 @ 100(a)	38	38
SCF Equipment Leasing LLC, Series 2020-1A, Class B, 2.02%, 3/20/28, Callable 3/20/25 @ 100(a)	47	47
Synchrony Credit Card Master Note Trust, Series 2016-2, Class C, 2.95%, 5/15/24	137	138
Synchrony Credit Card Master Note Trust, Series 2018-2, Class A, 3.47%, 5/15/26	199	213
Transportation Finance Equipment Trust, Series 2019-1, Class A4, 1.88%, 3/25/24, Callable 9/23/23 @ 100(a)	112	115
Westlake Automobile Receivables Trust, Series 2018-2A, Class D, 4.00%, 1/16/24, Callable 11/15/21 @ 100(a)	150	154
Westlake Automobile Receivables Trust, Series 2020-1A, Class B, 1.94%, 4/15/25, Callable 8/15/23 @ 100(a)	188	191
		3,868
Total Asset-Backed Securities (Cost $3,795)		3,868

Collateralized Mortgage Obligations (0.3%)
Banc of America Commercial Mortgage Trust, Series 2006-3, Class AM, 5.86%, 7/10/44(c)	39	8
Banc of America Commercial Mortgage Trust, Series 2008-1, Class AJ, 6.79%, 2/10/51(c)	7	7
Barclays Commercial Mortgage Trust, Series 2019-C5, Class ASB, 2.99%, 11/15/52	87	95
Benchmark Mortgage Trust, Series 2020-B17, Class ASB, 2.18%, 3/15/53	75	78
Benchmark Mortgage Trust, Series 2019-B14, Class A5, 3.05%, 12/15/61	150	167
BTH Mortgage-Backed Securities Trust, Series 2018-21, Class A, 2.49%(LIBOR01M+250bps), 10/7/21(a)(b)	160	159
BX Trust, Series 2019-OC11, Class A, 3.20%, 12/9/41(a)	69	73
Citigroup Commercial Mortgage Trust, Series 2020-GC46, Class AAB, 2.61%, 1/15/53	75	80
Citigroup Commercial Mortgage Trust, Series 2020-555, Class A, 2.65%, 12/10/41(a)	112	118
COMM Mortgage Trust, Series 2019-GC44, Class ASB, 2.87%, 8/15/57	112	122
COMM Mortgage Trust, Series 2014-277P, Class A, 3.73%, 8/10/49(a)(c)	61	65
Credit Suisse Commercial Mortgage Trust, Series 2007-C1, Class AMFL, 0.35%(LIBOR01M+19bps), 2/15/40(b)	1	1
CSAIL Commercial Mortgage Trust, Series 2016-C6, Class XA, 2.06%, 1/15/49(c)(d)	614	46
GE Commercial Mortgage Corp., Series 2007-C1, Class AM, 5.61%, 12/10/49(c)	12	6
GS Mortgage Securities Trust, Series 2020-GC45, Class AAB, 2.84%, 2/13/53	40	43
GS Mortgage Securities Trust, Series 2020-GC45, Class A5, 2.91%, 2/13/53	47	52
Manhattan West, Series 2020-1MW, Class A, 2.13%, 9/10/40(a)	39	40
UBS Commercial Mortgage Trust, Series 2012-C1, Class XA, 2.25%, 5/10/45(a)(c)(d)	769	17
		1,177
Total Collateralized Mortgage Obligations (Cost $1,168)		1,177

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Cornerstone Aggressive Fund	August 31, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Common Stocks (32.6%)
Communication Services (2.4%):
Activision Blizzard, Inc.	6,074	$507
Alphabet, Inc. Class C(e)	955	1,561
AMC Networks, Inc. Class A(e)	5,228	127
AT&T, Inc.	25,581	763
Cargurus, Inc.(e)	3,014	73
Charter Communications, Inc. Class A(e)	861	530
Comcast Corp. Class A	17,155	769
Electronic Arts, Inc.(e)	3,336	465
Facebook, Inc. Class A(e)	4,318	1,266
Fox Corp. Class A	20,920	583
Gray Television, Inc.(e)	5,296	82
John Wiley & Sons, Inc. Class A	1,087	34
Match Group, Inc.(e)	4,142	463
Shenandoah Telecommunications Co.	828	46
Sinclair Broadcast Group, Inc. Class A(f)	1,688	35
Sirius XM Holdings, Inc.(f)	76,518	449
Verizon Communications, Inc.	13,456	798
		8,551
Consumer Discretionary (3.4%):
Amazon.com, Inc.(e)	602	2,078
Asbury Automotive Group, Inc.(e)(f)	916	97
AutoNation, Inc.(e)	1,508	86
AutoZone, Inc.(e)	391	468
Big Lots, Inc.	2,198	104
Booking Holdings, Inc.(e)	295	564
Capri Holdings Ltd.(e)	2,416	38
Cracker Barrel Old Country Store, Inc.	578	77
Crocs, Inc.(e)	1,452	58
Deckers Outdoor Corp.(e)	345	70
Dick's Sporting Goods, Inc.	1,410	76
Dollar General Corp.	2,414	487
Domino's Pizza, Inc.	2,184	893
eBay, Inc.	9,982	547
Foot Locker, Inc.	2,653	81
Gentex Corp.	2,102	57
Graham Holdings Co. Class B	79	34
Group 1 Automotive, Inc.	831	72
H&R Block, Inc.	3,309	48
Hanesbrands, Inc.	5,981	92
Helen of Troy Ltd.(e)	179	37
KB Home	1,505	54
Kontoor Brands, Inc.	4,392	97
La-Z-Boy, Inc.	1,426	46
Lennar Corp. Class A	7,155	535
Lithia Motors, Inc. Class A	281	70
Lowe's Cos., Inc.	3,631	598
Lululemon Athletica, Inc.(e)	1,321	496
Murphy USA, Inc.(e)	625	84
O'Reilly Automotive, Inc.(e)	1,031	480
Penske Automotive Group, Inc.	703	33
Qurate Retail, Inc. Class A(e)	6,573	73
Sally Beauty Holdings, Inc.(e)	3,778	42
Sleep Number Corp.(e)	941	45
Steven Madden Ltd.	1,399	30
Sturm Ruger & Co., Inc.(g)	612	43
Tesla, Inc.(e)	1,950	972
Texas Roadhouse, Inc.	912	57
The Home Depot, Inc.	5,485	1,563
The ODP Corp.	1,795	42

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Cornerstone Aggressive Fund	August 31, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Toll Brothers, Inc.	1,753	$74
Williams-Sonoma, Inc.	927	81
Wingstop, Inc.	390	64
Yum! Brands, Inc.	5,038	483
		12,126
Consumer Staples (1.9%):
Cal-Maine Foods, Inc.(e)	959	37
Colgate-Palmolive Co.	6,557	520
Flowers Foods, Inc.	2,724	67
Hostess Brands, Inc.(e)	3,711	48
Ingles Markets, Inc. Class A	1,775	72
Kimberly-Clark Corp.	3,184	502
Monster Beverage Corp.(e)	5,620	471
Philip Morris International, Inc.	15,735	1,255
Pilgrim's Pride Corp.(e)	3,526	56
Sprouts Farmers Market, Inc.(e)	2,985	70
The Clorox Co.	4,091	914
The Kroger Co.	28,101	1,003
The Procter & Gamble Co.	5,874	812
Tyson Foods, Inc. Class A	8,615	541
U.S. Foods Holding Corp.(e)	3,075	75
Walgreens Boots Alliance, Inc.	13,911	529
		6,972
Energy (0.9%):
Cabot Oil & Gas Corp.	21,723	412
Cactus, Inc. Class A	2,185	48
Chevron Corp.	8,182	687
ConocoPhillips	26,831	1,017
Continental Resources, Inc.(f)	4,178	72
Halliburton Co.	26,914	435
PBF Energy, Inc. Class A	6,893	59
Phillips 66	9,050	529
Renewable Energy Group, Inc.(e)	3,609	121
		3,380
Financials (4.1%):
Affiliated Managers Group, Inc.	954	65
AGNC Investment Corp.	1,824	26
American Equity Investment Life Holding Co.	3,077	74
Annaly Capital Management, Inc.	4,836	35
Aon PLC Class A	2,489	498
BancFirst Corp.	790	35
Bank of Hawaii Corp.	1,739	96
BankUnited, Inc.	3,279	77
Berkshire Hathaway, Inc. Class B(e)	4,067	887
Brown & Brown, Inc.	9,574	444
Cathay General Bancorp	3,040	75
Chimera Investment Corp.	6,272	56
Cullen/Frost Bankers, Inc.	1,155	80
Employers Holdings, Inc.	1,462	48
Essent Group Ltd.	3,432	122
Fifth Third Bancorp	26,880	555
First Republic Bank	3,920	443
Goosehead Insurance, Inc. Class A	788	81
Great Western Bancorp, Inc.	2,504	35
JPMorgan Chase & Co.	7,704	772

KeyCorp	37,379	460
Ladder Capital Corp.	4,818	36
LPL Financial Holdings, Inc.	638	52

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Cornerstone Aggressive Fund	August 31, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
MarketAxess Holdings, Inc.	912	$443
Marsh & McLennan Cos., Inc.	4,242	487
MetLife, Inc.	14,633	563
MGIC Investment Corp.	4,525	41
Moody's Corp.	1,707	503
Morgan Stanley	11,548	603
Mr. Cooper Group, Inc.(e)	5,715	105
MSCI, Inc.	2,526	943
National General Holdings Corp.	2,178	74
Nelnet, Inc. Class A	701	46
New Residential Investment Corp.	5,252	41
New York Community Bancorp, Inc.	4,191	38
NMI Holdings, Inc. Class A(e)	3,779	65
Primerica, Inc.	542	68
Radian Group, Inc.	7,832	121
S&P Global, Inc.	2,967	1,087
State Street Corp.	7,854	535
SVB Financial Group(e)	1,875	479
Synchrony Financial	22,431	556
Synovus Financial Corp.	1,391	30
T. Rowe Price Group, Inc.	3,482	485
The Allstate Corp.	5,037	468
The Goldman Sachs Group, Inc.	2,949	604
The Progressive Corp.	10,895	1,035
TPG RE Finance Trust, Inc.	3,609	32
Universal Insurance Holdings, Inc.	3,967	74
Walker & Dunlop, Inc.	2,186	120
Webster Financial Corp.	1,776	49
Western Alliance Bancorp	2,972	105
		14,852
Health Care (5.3%):
AbbVie, Inc.	7,403	709
Amedisys, Inc.(e)	380	92
Amgen, Inc.	5,325	1,349
AMN Healthcare Services, Inc.(e)	1,843	99
Anthem, Inc.	2,133	601
Biogen, Inc.(e)	3,852	1,108
Bio-Rad Laboratories, Inc. Class A(e)	846	430
Bristol-Myers Squibb Co.	20,069	1,248
Bruker Corp.	1,860	78
Cerner Corp.	6,448	473
Chemed Corp.	229	118
Cigna Corp.	3,314	588
Corcept Therapeutics, Inc.(e)	7,871	100
CVS Health Corp.	9,489	590
DexCom, Inc.(e)	1,090	464
Eli Lilly & Co.	3,851	571
Encompass Health Corp.	1,208	79
Exelixis, Inc.(e)	6,729	150
Halozyme Therapeutics, Inc.(e)	1,294	38
HCA Healthcare, Inc.	4,255	578
Hill-Rom Holdings, Inc.	1,071	100
Horizon Therapeutics PLC(e)	1,013	76
IDEXX Laboratories, Inc.(e)	1,253	490
Innoviva, Inc.(e)	4,896	57
Johnson & Johnson(g)	12,203	1,872
Ligand Pharmaceuticals, Inc.(e)(f)	738	75
MEDNAX, Inc.(e)	4,677	87
Medpace Holdings, Inc.(e)	557	72
Merck & Co., Inc.	7,963	679
Meridian Bioscience, Inc.(e)	3,646	52

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Cornerstone Aggressive Fund	August 31, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Mettler-Toledo International, Inc.(e)	481	$467
PerkinElmer, Inc.	1,004	118
Pfizer, Inc.	19,838	750
Phibro Animal Health Corp. Class A	3,043	65
PRA Health Sciences, Inc.(e)	805	86
Prestige Consumer Healthcare, Inc.(e)	3,260	119
Regeneron Pharmaceuticals, Inc.(e)	788	489
ResMed, Inc.	2,491	450
Select Medical Holdings Corp.(e)	4,243	85
Simulations Plus, Inc.	795	47
Supernus Pharmaceuticals, Inc.(e)	4,713	104
Tenet Healthcare Corp.(e)	3,883	109
The Ensign Group, Inc.	1,971	115
United Therapeutics Corp.(e)	940	101
UnitedHealth Group, Inc.	5,159	1,612
Vertex Pharmaceuticals, Inc.(e)	1,870	522
Waters Corp.(e)	2,105	455
West Pharmaceutical Services, Inc.	1,638	465
		19,182
Industrials (3.2%):
3M Co.	3,328	542
ACCO Brands Corp.	5,026	33
AECOM(e)	1,981	78
Allison Transmission Holdings, Inc.	2,330	84
Apogee Enterprises, Inc.	2,009	42
ArcBest Corp.	1,447	49
Atkore International Group, Inc.(e)	2,116	57
Carrier Global Corp.	15,536	464
Cimpress PLC(e)	614	57
Crane Co.	1,221	69
CSX Corp.	7,960	609
Cummins, Inc.	2,656	550
Deluxe Corp.	1,177	33
Eaton Corp. PLC	5,692	581
EnPro Industries, Inc.	636	37
Equifax, Inc.	2,780	468
Fortune Brands Home & Security, Inc.	5,268	443
FTI Consulting, Inc.(e)	287	33
General Dynamics Corp.	3,722	556
GMS, Inc.(e)	2,618	69
GrafTech International Ltd.	11,678	78
Herman Miller, Inc.	4,776	114
Hillenbrand, Inc.	1,733	55
Illinois Tool Works, Inc.	2,608	515
Insperity, Inc.	1,228	83
Knoll, Inc.	2,443	31
Lockheed Martin Corp.	1,411	551
Masonite International Corp.(e)	708	65
MasTec, Inc.(e)	1,968	91
Meritor, Inc.(e)	1,919	44
MSC Industrial Direct Co., Inc.	1,157	76
Northrop Grumman Corp.	1,732	593
nVent Electric PLC	2,216	42
Old Dominion Freight Line, Inc.	2,288	463
Oshkosh Corp.	1,142	88
Otis Worldwide Corp.	14,732	927
Regal Beloit Corp.	1,207	119
Rockwell Automation, Inc.	2,062	475
Rollins, Inc.	8,034	443
Rush Enterprises, Inc. Class A	1,796	87
Steelcase, Inc. Class A	9,381	98

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Cornerstone Aggressive Fund	August 31, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Teledyne Technologies, Inc.(e)	1,391	$436
The Timken Co.	1,548	84
The Toro Co.	550	41
TriNet Group, Inc.(e)	1,238	84
Trinity Industries, Inc.	1,681	34
Verisk Analytics, Inc.	2,457	459
Werner Enterprises, Inc.	1,408	65
WESCO International, Inc.(e)	1,859	87
WW Grainger, Inc.	1,310	479
		11,661
Information Technology (8.2%):
Accenture PLC Class A	2,579	619
Adobe, Inc.(e)	2,943	1,511
Apple, Inc.	69,552	8,975
Applied Materials, Inc.	9,005	555
Aspen Technology, Inc.(e)	656	83
Broadcom, Inc.	2,036	707
CACI International, Inc. Class A(e)	368	86
Cadence Design Systems, Inc.(e)	4,252	472
Cardtronics PLC Class A(e)	2,717	59
CDW Corp.	4,102	466
Ciena Corp.(e)	838	48
Cirrus Logic, Inc.(e)	1,300	79
Cisco Systems, Inc.	17,231	727
Citrix Systems, Inc.	3,173	461
Cognizant Technology Solutions Corp. Class A	8,472	566
Coherent, Inc.(e)	351	39
CoreLogic, Inc.	765	51
Coupa Software, Inc.(e)	1,507	494
CSG Systems International, Inc.	1,619	69
DocuSign, Inc.(e)	2,243	500
Euronet Worldwide, Inc.(e)	419	43
Fair Isaac Corp.(e)	183	77
HP, Inc.	25,944	507
Insight Enterprises, Inc.(e)	2,346	140
Intel Corp.	15,609	795
InterDigital, Inc.(f)	656	40
Intuit, Inc.	1,707	590
J2 Global, Inc.(e)	1,351	95
Jabil, Inc.	2,457	84
KBR, Inc.	3,252	81
KLA Corp.	2,205	452
Kulicke & Soffa Industries, Inc.	1,553	37
Lam Research Corp.	4,233	1,424
LogMeIn, Inc.	485	42
Manhattan Associates, Inc.(e)	888	86
Mastercard, Inc. Class A	2,306	826
MAXIMUS, Inc.	1,698	132
Methode Electronics, Inc.	1,551	44
Micron Technology, Inc.(e)	13,175	600
Microsoft Corp.(g)	10,029	2,262
NCR Corp.(e)	3,620	74
NIC, Inc.	3,601	77
NVIDIA Corp.	3,147	1,684
Oracle Corp.	11,781	674
Paylocity Holding Corp.(e)	250	37
Perspecta, Inc.	2,487	52
Proofpoint, Inc.(e)	320	35
Science Applications International Corp.	424	35
SMART Global Holdings, Inc.(e)(f)	3,441	87
Super Micro Computer, Inc.(e)	2,520	69

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Cornerstone Aggressive Fund	August 31, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
SYNNEX Corp.	466	$59
Teradyne, Inc.	747	63
Texas Instruments, Inc.	4,222	600
The Hackett Group, Inc.	6,112	77
VeriSign, Inc.(e)	2,259	485
Vishay Intertechnology, Inc.	5,232	84
VMware, Inc. Class A(e)(f)	3,869	559
		29,675
Materials (1.0%):
Air Products & Chemicals, Inc.	1,733	507
Berry Global Group, Inc.(e)	1,178	61
Huntsman Corp.	3,625	78
Hycroft Mining Holding Corp.(e)(f)	997	9
Linde PLC	2,315	578
LyondellBasell Industries NV Class A	14,909	976
Newmont Corp.	7,394	498

Reliance Steel & Aluminum Co.	1,090	114
Schweitzer-Mauduit International, Inc.	1,824	55
Silgan Holdings, Inc.	2,945	112
The Chemours Co.	4,381	91
The Sherwin-Williams Co.	756	507
Warrior Met Coal, Inc.	6,338	98
		3,684
Real Estate (1.1%):
Acadia Realty Trust	3,615	41
Alexander & Baldwin, Inc.	1,896	23
Alexandria Real Estate Equities, Inc.	421	71
American Tower Corp.	1,544	385
AvalonBay Communities, Inc.	484	76
Boston Properties, Inc.	507	44
Brixmor Property Group, Inc.	4,580	54
Camden Property Trust	335	30
CBRE Group, Inc. Class A(e)	1,142	54
City Office REIT, Inc.	3,883	31
Crown Castle International Corp.	1,437	235
Digital Realty Trust, Inc.	916	143
Duke Realty Corp.	1,266	49
EPR Properties	1,582	51
Equinix, Inc.	292	231
Equity LifeStyle Properties, Inc.	595	39
Equity Residential	1,288	73
Essex Property Trust, Inc.	233	50
Extra Space Storage, Inc.	451	48
Federal Realty Investment Trust	250	20
Gaming and Leisure Properties, Inc.	3,005	109
Gladstone Commercial Corp.	1,004	20
Healthpeak Properties, Inc.	1,755	49
Host Hotels & Resorts, Inc.	2,388	27
Invitation Homes, Inc.	1,870	54
Iron Mountain, Inc.(f)	973	29
iStar, Inc.	3,532	44
Jones Lang LaSalle, Inc.	583	60
Kimco Realty Corp.	5,257	63
Lamar Advertising Co. Class A	1,088	75
LTC Properties, Inc.	2,920	107
Marcus & Millichap, Inc.(e)	661	19
Medical Properties Trust, Inc.	6,476	120
Mid-America Apartment Communities, Inc.	396	46
National Health Investors, Inc.	818	51

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Cornerstone Aggressive Fund	August 31, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
National Retail Properties, Inc.	606	$21
Omega Healthcare Investors, Inc.	2,359	73
PotlatchDeltic Corp.	2,110	97
Prologis, Inc.	2,548	260
Public Storage	542	115
Realty Income Corp.	1,159	72
Regency Centers Corp.	590	23
Retail Properties of America, Inc.	6,995	44
SBA Communications Corp.	391	120
Simon Property Group, Inc.	1,059	72
Summit Hotel Properties, Inc.	4,800	28
Sun Communities, Inc.	322	48
The GEO Group, Inc.	3,219	36
UDR, Inc.	1,027	36
Universal Health Realty Income Trust	404	27
Ventas, Inc.	1,274	52
VEREIT, Inc.	3,743	25
VICI Properties, Inc.	1,577	35
Vornado Realty Trust	557	20
Welltower, Inc.	1,415	81
Weyerhaeuser Co.	2,516	76
WP Carey, Inc.	601	42
		4,024
Utilities (1.1%):
ALLETE, Inc.	1,096	59
Clearway Energy, Inc. Class C	2,030	52
Duke Energy Corp.(g)	7,248	582
Eversource Energy(g)	5,329	457
Exelon Corp.	15,286	564
IDACORP, Inc.	1,083	97
New Jersey Resources Corp.	2,742	83
NextEra Energy, Inc.(g)	2,053	573
NorthWestern Corp.	930	48
NRG Energy, Inc.	12,758	439
Southwest Gas Holdings, Inc.	1,223	77
The AES Corp.	25,816	458
WEC Energy Group, Inc.(g)	5,012	472
		3,961
Total Common Stocks (Cost $100,556)		118,068

Preferred Stocks (0.2%)

Communication Services (0.0%):(i)
Qwest Corp., 6.50%, 9/1/56	8,000	201

Consumer Staples (0.1%):
CHS, Inc., cumulative redeemable, Series 1, 7.88%(j)	8,000	222
Dairy Farmers of America, Inc., cumulative redeemable, 7.88%(a)(j)	2,000	181
		403
Financials (0.1%):
Delphi Financial Group, Inc., 3.47%(LIBOR03M+319bps), 5/15/37(b)(k)	12,000	240

Total Preferred Stocks (Cost $914)		844

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Cornerstone Aggressive Fund	August 31, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Corporate Bonds (4.5%)
Communication Services (0.2%):
AT&T, Inc., 2.30%, 6/1/27, Callable 4/1/27 @ 100	$95	$101
Fox Corp., 3.05%, 4/7/25, Callable 3/7/25 @ 100	53	58
The Walt Disney Co., 2.20%, 1/13/28	45	48
T-Mobile USA, Inc., 3.88%, 4/15/30, Callable 1/15/30 @ 100 (a)(g)	133	152
Verizon Communications, Inc., 4.50%, 8/10/33	224	284
		643
Consumer Discretionary (0.1%):
AutoNation, Inc., 4.75%, 6/1/30, Callable 3/1/30 @ 100	38	45
eBay, Inc., 1.90%, 3/11/25, Callable 2/11/25 @ 100	131	137
General Motors Co., 6.80%, 10/1/27, Callable 8/1/27 @ 100	42	51
Hasbro, Inc., 3.55%, 11/19/26, Callable 9/19/26 @ 100	90	95
Nordstrom, Inc., 4.38%, 4/1/30, Callable 1/1/30 @ 100	75	61
VF Corp., 2.95%, 4/23/30, Callable 1/23/30 @ 100	53	58
		447
Consumer Staples (0.4%):
Altria Group, Inc., 3.40%, 5/6/30, Callable 2/6/30 @ 100	49	54
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc., 4.70%, 2/1/36, Callable 8/1/35 @ 100	187	224
BAT Capital Corp., 2.79%, 9/6/24, Callable 8/6/24 @ 100	200	213
Kraft Heinz Foods Co., 3.75%, 4/1/30, Callable 1/1/30 @ 100 (a)	84	90
McCormick & Co., Inc., 2.50%, 4/15/30, Callable 1/15/30 @ 100	32	34
PepsiCo, Inc., 2.25%, 3/19/25, Callable 2/19/25 @ 100	175	188
Sysco Corp., 5.95%, 4/1/30, Callable 1/1/30 @ 100	44	55
The Coca-Cola Co., 3.45%, 3/25/30	250	298
The Procter & Gamble Co., 3.00%, 3/25/30	74	86
Unilever Capital Corp., 2.60%, 5/5/24, Callable 3/5/24 @ 100	150	161
		1,403
Energy (0.7%):
Cameron LNG LLC, 3.30%, 1/15/35, Callable 9/15/34 @ 100 (a)	143	161
Cheniere Corpus Christi Holdings LLC, 3.70%, 11/15/29, Callable 5/18/29 @ 100 (a)	187	198
Diamondback Energy, Inc., 3.25%, 12/1/26, Callable 10/1/26 @ 100	112	115
Enable Midstream Partners LP, 4.15%, 9/15/29, Callable 6/15/29 @ 100	150	139
Enbridge Energy Partners LP, 7.38%, 10/15/45, Callable 4/15/45 @ 100 (g)	100	149
Energy Transfer Operating LP, 3.75%, 5/15/30, Callable 2/15/30 @ 100	112	111
Enterprise Products Operating LLC, 2.80%, 1/31/30, Callable 10/31/29 @ 100 (f)	112	120
EOG Resources, Inc., 4.38%, 4/15/30, Callable 1/15/30 @ 100	34	41
EQM Midstream Partners LP, 4.75%, 7/15/23, Callable 6/15/23 @ 100 (g)	400	407
EQT Corp., 7.00%, 2/1/30, Callable 11/1/29 @ 100	77	93
Exxon Mobil Corp., 2.99%, 3/19/25, Callable 2/19/25 @ 100 (g)	188	207
Florida Gas Transmission Co. LLC, 2.55%, 7/1/30, Callable 4/1/30 @ 100 (a)	38	40
Marathon Petroleum Corp., 4.70%, 5/1/25, Callable 4/1/25 @ 100	49	56
Midwest Connector Capital Co. LLC, 4.63%, 4/1/29, Callable 1/1/29 @ 100 (a)	92	92
National Oilwell Varco, Inc., 3.60%, 12/1/29, Callable 9/1/29 @ 100	150	148
Occidental Petroleum Corp., 4.40%, 8/15/49, Callable 2/15/49 @ 100	75	58
ONEOK, Inc., 6.35%, 1/15/31, Callable 10/15/30 @ 100	46	54
Rockies Express Pipeline LLC, 4.80%, 5/15/30, Callable 2/15/30 @ 100 (a)	75	74
Targa Resources Partners LP/Targa Resources Partners Finance Corp., 5.50%, 3/1/30, Callable 3/1/25 @ 102.75 (a)	75	79

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Cornerstone Aggressive Fund	August 31, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Western Midstream Operating LP, 3.10%, 2/1/25, Callable 1/1/25 @ 100	$78	$78
		2,420
Financials (1.2%):
Amcor Finance USA, Inc., 3.63%, 4/28/26, Callable 1/28/26 @ 100	200	223
Ares Capital Corp., 3.63%, 1/19/22, Callable 12/19/21 @ 100 (g)	100	103
BancorpSouth Bank, 4.13%(LIBOR03M+247bps), 11/20/29, Callable 11/20/24 @ 100 (b)	96	96
BBVA USA, 3.88%, 4/10/25, Callable 3/10/25 @ 100	200	215
Belrose Funding Trust, 2.33%, 8/15/30, Callable 5/15/30 @ 100 (a)	93	93
Capital One NA, 2.15%, 9/6/22, Callable 8/6/22 @ 100	150	154
Citizens Financial Group, Inc., 2.50%, 2/6/30, Callable 11/6/29 @ 100	112	118
Cullen/Frost Capital Trust II, 1.90%(LIBOR03M+155bps), 3/1/34, Callable 10/13/20 @ 100 (b)	175	127
First Horizon Bank, 5.75%, 5/1/30, Callable 2/1/30 @ 100	53	59
First Maryland Capital I, 1.28%(LIBOR03M+100bps), 1/15/27, Callable 10/13/20 @ 100 (b)	50	44
Ford Motor Credit Co. LLC, 4.06%, 11/1/24, Callable 10/1/24 @ 100	250	253
Glencore Funding LLC, 2.50%, 9/1/30, Callable 6/1/30 @ 100 (a)(l)	108	106
Global Atlantic Financial Co., 4.40%, 10/15/29, Callable 7/15/29 @ 100 (a)	96	100
HSB Group, Inc., 1.19%(LIBOR03M+91bps), 7/15/27, Callable 10/13/20 @ 100 (b)	200	181
Hyundai Capital America, 3.75%, 7/8/21 (a)(g)	350	358
JPMorgan Chase & Co., 2.52%(SOFR+204bps), 4/22/31, Callable 4/22/30 @ 100 (b)	62	66
KeyCorp, 2.25%, 4/6/27, MTN	112	119
Level 3 Financing, Inc., 3.88%, 11/15/29, Callable 8/15/29 @ 100 (a)	150	163
Loews Corp., 3.20%, 5/15/30, Callable 2/15/30 @ 100	68	76
Nationwide Mutual Insurance Co., 2.60%(LIBOR03M+229bps), 12/15/24, Callable 10/13/20 @ 100 (a)(b)	300	298
New York Community Bancorp, Inc., 5.90%(LIBOR03M+278bps), 11/6/28, Callable 11/6/23 @ 100 (b)	23	23
PNC Bank NA, 2.70%, 10/22/29	250	271
PPL Capital Funding, Inc., 4.13%, 4/15/30, Callable 1/15/30 @ 100	74	87
Prudential Financial, Inc., 5.62%(LIBOR03M+392bps), 6/15/43, Callable 6/15/23 @ 100 (b)	200	215
Regions Financial Corp., 2.25%, 5/18/25, Callable 4/18/25 @ 100	74	79
Santander Holdings USA, Inc., 3.45%, 6/2/25, Callable 5/2/25 @ 100	39	42
Signature Bank, 4.13%(LIBOR03M+256bps), 11/1/29, Callable 11/1/24 @ 100 (b)	150	151
Texas Capital Bank NA, 5.25%, 1/31/26	75	77
The Allstate Corp., 5.75%(LIBOR03M+294bps), 8/15/53, Callable 8/15/23 @ 100 (b)	40	43
The Progressive Corp., 3.20%, 3/26/30, Callable 12/26/29 @ 100	23	27
Truist Bank, 0.95%(LIBOR03M+67bps), 5/15/27, Callable 10/13/20 @ 100 (b)	200	186
Wells Fargo & Co., 2.19%(SOFR+200bps), 4/30/26, Callable 4/30/25 @ 100 (b)	79	83
Zions Bancorp NA, 3.25%, 10/29/29, Callable 7/29/29 @ 100	150	149
		4,385
Health Care (0.3%):
AbbVie, Inc., 3.20%, 11/21/29, Callable 8/21/29 @ 100 (a)(g)	150	166
Biogen, Inc., 2.25%, 5/1/30, Callable 2/1/30 @ 100	122	126
CVS Health Corp., 3.25%, 8/15/29, Callable 5/15/29 @ 100 (g)	290	323
DENTSPLY SIRONA, Inc., 3.25%, 6/1/30, Callable 3/1/30 @ 100	72	78
Duke University Health System, Inc., 2.60%, 6/1/30	60	64
HCA, Inc., 5.13%, 6/15/39, Callable 12/15/38 @ 100	187	232

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Cornerstone Aggressive Fund	August 31, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Laboratory Corp. of America Holdings, 2.95%, 12/1/29, Callable 9/1/29 @ 100	$112	$123
Thermo Fisher Scientific, Inc., 4.13%, 3/25/25, Callable 2/25/25 @ 100	74	85
Upjohn, Inc., 2.30%, 6/22/27, Callable 4/22/27 @ 100 (a)	23	24
		1,221
Industrials (0.6%):
Ashtead Capital, Inc.
4.00%, 5/1/28, Callable 5/1/23 @ 102 (a)	27	28
4.25%, 11/1/29, Callable 11/1/24 @ 102.13 (a)	20	21
Carlisle Cos., Inc., 2.75%, 3/1/30, Callable 12/1/29 @ 100	112	119
Carrier Global Corp., 3.38%, 4/5/40, Callable 10/5/39 @ 100 (a)	56	58
Caterpillar, Inc., 2.60%, 4/9/30, Callable 1/9/30 @ 100	55	60
CoStar Group, Inc., 2.80%, 7/15/30, Callable 4/15/30 @ 100 (a)	21	22
Dover Corp., 2.95%, 11/4/29, Callable 8/4/29 @ 100	112	122
Ferguson Finance PLC, 3.25%, 6/2/30, Callable 3/2/30 @ 100 (a)	42	45
General Dynamics Corp., 3.50%, 4/1/27, Callable 2/1/27 @ 100	74	85
Georgia-Pacific LLC, 2.10%, 4/30/27, Callable 2/28/27 @ 100 (a)	122	129
IDEX Corp., 3.00%, 5/1/30, Callable 2/1/30 @ 100	122	134
Otis Worldwide Corp., 3.11%, 2/15/40, Callable 8/15/39 @ 100 (a)	75	80
Penske Truck Leasing Co. LP/PTL Finance Corp., 4.00%, 7/15/25, Callable 6/15/25 @ 100 (a)	74	83
Ryder System, Inc.
3.50%, 6/1/21, MTN (g)	350	358
2.90%, 12/1/26, Callable 10/1/26 @ 100, MTN	187	200
Southwest Airlines Co., 5.13%, 6/15/27, Callable 4/15/27 @ 100	48	52
The Boeing Co., 5.71%, 5/1/40, Callable 11/1/39 @ 100	103	119
The Conservation Fund A Nonprofit Corp., 3.47%, 12/15/29, Callable 9/15/29 @ 100	175	189
United Airlines Pass Through Trust, 2.90%, 11/1/29	200	166
Westinghouse Air Brake Technologies Corp., 3.20%, 6/15/25, Callable 5/15/25 @ 100	16	17
		2,087
Information Technology (0.2%):
Amphenol Corp., 2.80%, 2/15/30, Callable 11/15/29 @ 100	200	220
Analog Devices, Inc., 2.95%, 4/1/25, Callable 3/1/25 @ 100	27	30
Broadcom, Inc., 4.30%, 11/15/32, Callable 8/15/32 @ 100	43	49
Hewlett Packard Enterprise Co., 4.65%, 10/1/24, Callable 9/1/24 @ 100	73	83
HP, Inc., 3.40%, 6/17/30, Callable 3/17/30 @ 100	68	73
Jabil, Inc., 3.00%, 1/15/31, Callable 10/15/30 @ 100	21	21
Microsoft Corp., 3.45%, 8/8/36, Callable 2/8/36 @ 100	243	293
		769
Materials (0.1%):
Avery Dennison Corp., 2.65%, 4/30/30, Callable 2/1/30 @ 100	45	48
Colonial Enterprises, Inc., 3.25%, 5/15/30, Callable 2/15/30 @ 100 (a)	21	23
LYB International Finance III LLC, 3.38%, 5/1/30, Callable 2/1/30 @ 100	63	69
Packaging Corp. of America, 3.00%, 12/15/29, Callable 9/15/29 @ 100	187	205
Sonoco Products Co., 3.13%, 5/1/30, Callable 2/1/30 @ 100	82	90
Vulcan Materials Co., 3.50%, 6/1/30, Callable 3/1/30 @ 100	68	77
WRKCo, Inc., 3.00%, 6/15/33, Callable 3/15/33 @ 100	35	38
		550
Real Estate (0.2%):
AvalonBay Communities, Inc., 2.45%, 1/15/31, MTN, Callable 10/15/30 @ 100	101	108
Boston Properties LP, 3.25%, 1/30/31, Callable 10/30/30 @ 100	45	49
Essex Portfolio LP, 2.65%, 3/15/32, Callable 12/15/31 @ 100	131	139
GLP Capital LP/GLP Financing II, Inc., 4.00%, 1/15/31, Callable 10/15/30 @ 100	23	24

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Cornerstone Aggressive Fund	August 31, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Host Hotels & Resorts LP, 3.50%, 9/15/30, Callable 6/15/30 @ 100	$19	$19
Mid-America Apartments LP, 2.75%, 3/15/30, Callable 12/15/29 @ 100	187	202
SBA Tower Trust, 2.84%, 1/15/25 (a)	87	91
VICI Properties LP/VICI Note Co., Inc., 4.63%, 12/1/29, Callable 12/1/24 @ 102.31 (a)	17	17
		649
Utilities (0.5%):
AEP Texas, Inc., 3.45%, 1/15/50, Callable 7/15/49 @ 100	131	144
Alabama Power Co., 3.85%, 12/1/42	112	133
Ameren Corp., 3.50%, 1/15/31, Callable 10/15/30 @ 100	37	43
Cleco Corporate Holdings LLC, 3.38%, 9/15/29, Callable 6/15/29 @ 100	183	186
DTE Electric Co., 2.25%, 3/1/30, Callable 12/1/29 @ 100	112	120
Duke Energy Florida LLC, 3.85%, 11/15/42, Callable 5/15/42 @ 100	112	134
Exelon Generation Co. LLC, 3.25%, 6/1/25, Callable 5/1/25 @ 100	74	82
IPALCO Enterprises, Inc., 4.25%, 5/1/30, Callable 2/1/30 @ 100 (a)	82	91
ITC Holdings Corp., 2.95%, 5/14/30, Callable 2/14/30 @ 100 (a)	76	82
National Fuel Gas Co., 5.50%, 1/15/26, Callable 12/15/25 @ 100	96	105
NextEra Energy Capital Holdings, Inc., 3.34%, 9/1/20	267	267
The Narragansett Electric Co., 3.40%, 4/9/30, Callable 1/9/30 @ 100 (a)	55	63
Union Electric Co., 2.95%, 3/15/30, Callable 12/15/29 @ 100	188	212
		1,662
Total Corporate Bonds (Cost $15,258)		16,236

Yankee Dollar (0.7%)
Consumer Staples (0.0%):(i)
Alimentation Couche-Tard, Inc., 2.95%, 1/25/30, Callable 10/25/29 @ 100 (a)	75	81

Energy (0.0%):(i)
Petroleos Mexicanos, 6.49%, 1/23/27, Callable 11/23/26 @ 100 (a)	64	63
Petronas Capital Ltd., 3.50%, 4/21/30, Callable 1/21/30 @ 100 (a)	5	6
		69
Financials (0.5%):
Athene Holding Ltd., 4.13%, 1/12/28, Callable 10/12/27 @ 100	350	382
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand, 5.38%, 4/17/25 (a)	51	57
Barclays PLC, 2.85%(LIBOR03M+245bps), 5/7/26, Callable 5/7/25 @ 100 (b)	103	109
Deutsche Bank AG, 3.96%(SOFR+258bps), 11/26/25, Callable 11/26/24 @ 100 (b)	112	120
Diageo Capital PLC, 2.13%, 4/29/32, Callable 1/29/32 @ 100	122	127
QBE Capital Funding III Ltd., 7.25%(USSW10+405bps), 5/24/41, Callable 5/24/21 @ 100 (a)(b)	200	207
Royal Bank of Canada, 1.60%, 4/17/23, MTN	125	129
Sumitomo Mitsui Financial Group, Inc., 2.45%, 9/27/24	400	425
		1,556
Health Care (0.0%):(i)
Royalty Pharma PLC, 2.20%, 9/2/30, Callable 6/2/30 @ 100 (a)(l)	26	26

Industrials (0.1%):
CK Hutchison International 19 II Ltd., 2.75%, 9/6/29, Callable 6/6/29 @ 100 (a)	200	214
Heathrow Funding Ltd., 4.88%, 7/15/21 (a)	71	73
		287

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Cornerstone Aggressive Fund	August 31, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Materials (0.1%):
Anglo American Capital PLC, 5.63%, 4/1/30, Callable 1/1/30 @ 100 (a)	$69	$86
Braskem Netherlands Finance BV, 4.50%, 1/31/30 (a)	113	107
CCL Industries, Inc., 3.05%, 6/1/30, Callable 3/1/30 @ 100 (a)	71	74
Teck Resources Ltd., 6.13%, 10/1/35	120	141
		408
Total Yankee Dollar (Cost $2,266)		2,427

Municipal Bonds (0.6%)
Florida (0.0%):(i)
County of Broward Florida Airport System Revenue, Series C, 2.50%, 10/1/28	75	75
Hillsborough County School Board Certificate of Participation, Series B, 1.92%, 7/1/25	40	41
		116
Georgia (0.1%):
Athens Housing Authority Revenue, 2.42%, 12/1/26	160	172

Louisiana (0.0%):(i)
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue, 1.55%, 2/1/27	60	60

Michigan (0.0%):(i)
Michigan Finance Authority Revenue, 3.08%, 12/1/34	115	128

New Jersey (0.1%):
New Jersey Economic Development Authority Revenue, Series NNN, 2.88%, 6/15/24	72	73
New Jersey Transportation Trust Fund Authority Revenue, 4.08%, 6/15/39	30	30
North Hudson Sewerage Authority Revenue, 2.88%, 6/1/28	37	41
Rutgers The State University of New Jersey Revenue, Series S, 2.01%, 5/1/32	40	39
		183
New York (0.1%):
New York State Dormitory Authority Revenue
Series A, 2.46%, 7/1/32	70	71
Series B, 2.83%, 7/1/31	185	194
New York State Thruway Authority Revenue, Series M, 2.55%, 1/1/28	43	45
		310
Pennsylvania (0.2%):
Scranton School District, GO (INS-Build America Mutual Assurance Co.), 3.10%, 4/1/30	371	404
State Public School Building Authority Revenue, 3.05%, 4/1/28	75	77
University of Pittsburgh-of The Commonwealth System of Higher Education Revenue
Series C, 2.53%, 9/15/31	75	77
Series C, 2.58%, 9/15/32	40	41
Series C, 2.63%, 9/15/33	75	76
		675
Texas (0.1%):
City of Houston Texas Combined Utility System Revenue, 3.72%, 11/15/28	95	112
City of San Antonio, GO, 1.76%, 2/1/31, Continuously Callable @100	55	55
Dallas/Fort Worth International Airport Revenue, Series C, 1.75%, 11/1/27	40	40
Harris County Cultural Education Facilities Finance Corp. Revenue, Series B, 2.81%, 5/15/29	75	81

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Cornerstone Aggressive Fund	August 31, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
State of Texas, GO, 3.00%, 4/1/28	$112	$128
		416
Total Municipal Bonds (Cost $1,953)		2,060
U.S. Government Agency Mortgages (1.0%)
Federal Home Loan Mortgage Corporation
Series K047, Class A2, 3.33%, 5/25/25 (c)	300	335
3.00%, 10/1/46 - 10/1/47	2,274	2,402
3.50%, 4/1/48	293	309
		3,046
Federal National Mortgage Association
Series 2016-M2, Class AV2, 2.15%, 1/25/23	149	154
4.00%, 4/1/49	460	490
		644
Total U.S. Government Agency Mortgages (Cost $3,496)		3,690

U.S. Treasury Obligations (2.9%)
U.S. Treasury Bonds
3.00%, 8/15/48 (g)	1,000	1,364
3.38%, 11/15/48 (g)	500	728
U.S. Treasury Inflation Indexed Bonds, 0.13%, 7/15/26	1,075	1,178
U.S. Treasury Notes
1.63%, 11/15/22	1,000	1,032
1.63%, 4/30/23	1,567	1,629
1.63%, 2/15/26	2,250	2,408
2.25%, 2/15/27	2,000	2,232
Total U.S. Treasury Obligations (Cost $9,381)		10,571

Exchange-Traded Funds (51.7%)
Invesco DB Commodity Index Tracking Fund	28,600	387
Invesco FTSE RAFI Developed Markets ex-US ETF	70,202	2,591
Invesco FTSE RAFI Emerging Markets ETF	269,013	4,910
iShares 20+ Year Treasury Bond ETF	17,928	2,908
iShares Core MSCI EAFE ETF	205,062	12,597
iShares Core MSCI Emerging Markets ETF	207,561	11,063
iShares Core S&P 500 ETF	84,256	29,555
iShares Core US Aggregate Bond ETF	14,972	1,772
iShares iBoxx $ Investment Grade Corporate Bond ETF	28,373	3,847
iShares MSCI Canada ETF(f)	111,723	3,208
iShares MSCI International Momentum Factor ETF	62,868	2,141
iShares MSCI International Quality Factor ETF(f)	67,583	2,142
Schwab Fundamental Emerging Markets Large Co. Index ETF	430,014	10,518
Schwab Fundamental International Large Co. Index ETF	829,619	20,981
Schwab Fundamental International Small Co. Index ETF(f)	91,800	2,764
SPDR Gold Shares	18,900	3,493
SPDR S&P Emerging Markets Smallcap ETF	14,790	669
VanEck Vectors Gold Miners ETF	62,104	2,625
VanEck Vectors Junior Gold Miners ETF	12,000	722
Vanguard FTSE All-World ex-US ETF	30,854	1,594
Vanguard FTSE Developed Markets ETF	546,263	22,872
Vanguard FTSE Emerging Markets ETF(g)	49,154	2,172
Vanguard FTSE Europe ETF(f)	128,680	7,003
Vanguard Real Estate ETF	72,546	5,931
Vanguard S&P 500 ETF(g)	54,743	17,574

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Cornerstone Aggressive Fund	August 31, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Vanguard Short-Term Bond ETF	51,286	$4,265
Vanguard Total Bond Market ETF	66,426	5,876
Vanguard Total Stock Market ETF(g)	1,434	254
WisdomTree Emerging Markets SmallCap Dividend Fund(f)	16,645	706
Total Exchange-Traded Funds (Cost $172,056)		187,140

Affiliated Exchange-Traded Funds (0.2%)
VictoryShares USAA MSCI Emerging Markets Value Momentum ETF(g)	16,000	645
Total Affiliated Exchange-Traded Funds (Cost $770)		645

Collateral for Securities Loaned^ (3.6%)
Goldman Sachs Financial Square Government Fund Institutional Shares, 0.02%(m)	7,844,902	7,845
HSBC U.S. Government Money Market Fund I Shares, 0.05%(m)	5,059,835	5,060
Total Collateral for Securities Loaned (Cost $12,905)		12,905
Total Investments (Cost $324,518) — 99.4%		359,631
Other assets in excess of liabilities — 0.6%		1,990
NET ASSETS - 100.00%		$361,621

At August 31, 2020 the Fund’s investments in foreign securities were 17.7% of net assets.
^	Purchased with cash collateral from securities on loan.
(a)	Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. As of August 31, 2020, the fair value of these securities was $6,883 (thousands) and amounted to 1.9% of net assets.
(b)	Variable or Floating-Rate Security. Rate disclosed is as of August 31, 2020.
(c)	The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate disclosed is the rate in effect at August 31, 2020.
(d)	Security is interest only.
(e)	Non-income producing security.
(f)	All or a portion of this security is on loan.
(g)	All or a portion of this security has been segregated as collateral for derivative instruments and/or when-issued securities.

(i)	Amount represents less than 0.05% of net assets.
(j)	Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.
(k)	The Fund's Adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. As of August 31, 2020, illiquid securities were 0.1% of the Fund's net assets.
(l)	Security purchased on a when-issued basis.
(m)	Rate disclosed is the daily yield on August 31, 2020.

bps—Basis points
ETF—Exchange-Traded Fund
GO—General Obligation
LIBOR—London InterBank Offered Rate
LIBOR01M—1 Month US Dollar LIBOR, rate disclosed as of August 31, 2020, based on the last reset date of the security
LIBOR03M—3 Month US Dollar LIBOR, rate disclosed as of August 31, 2020, based on the last reset date of the security
LLC—Limited Liability Company
LP—Limited Partnership
MTN—Medium Term Note
PCL—Public Company Limited
PLC—Public Limited Company
REIT—Real Estate Investment Trust
SOFR—Secured Overnight Financing Rate
USSW10—USD 10 Year Swap Rate, rate disclosed as of August 31, 2020

Credit Enhancements—Adds the financial strength of the provider of the enhancement to support the issuer’s ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

INS	Principal and interest payments are insured by the name listed. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.

Futures Contracts Purchased

(Amounts not in thousands)

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
S&P/Toronto Stock Exchange 60 Index Futures	14	9/17/20	$1,978,643	$2,123,294	$144,651
Swiss Market Index Futures	30	9/18/20	3,316,724	3,374,129	57,405
					$202,056

Futures Contracts Sold

(Amounts not in thousands)

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Tokyo Price Index Futures	26	9/14/20	3,954,132	3,967,517	$(13,385)

	Total unrealized appreciation				$202,056
	Total unrealized depreciation				(13,385)
	Total net unrealized appreciation (depreciation)				$188,671

USAA Mutual Funds Trust	Schedule of Portfolio Investments
USAA Cornerstone Conservative Fund	August 31, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Affiliated Exchange-Traded Funds (14.5%)
VictoryShares USAA Core Intermediate-Term Bond ETF	334,133	$18,145
VictoryShares USAA Core Short-Term Bond ETF	58,894	3,050
VictoryShares USAA MSCI Emerging Markets Value Momentum ETF	23,867	962
VictoryShares USAA MSCI International Value Momentum ETF	71,559	2,959
VictoryShares USAA MSCI USA Small Cap Value Momentum ETF	23,660	1,185
VictoryShares USAA MSCI USA Value Momentum ETF	108,778	5,380
Total Affiliated Exchange-Traded Funds (Cost $30,499)		31,681

Affiliated Mutual Funds (85.1%)
USAA 500 Index Fund Reward Shares	136,893	6,683
USAA Aggressive Growth Fund Institutional Shares	33,519	1,717
USAA Capital Growth Fund Institutional Shares	146,898	1,651
USAA Emerging Markets Fund Institutional Shares	165,450	3,167
USAA Government Securities Fund Institutional Shares	4,141,153	42,364
USAA Growth Fund Institutional Shares	56,850	1,919
USAA High Income Fund Institutional Shares	918,995	6,874
USAA Income Fund Institutional Shares	4,264,340	59,232
USAA Income Stock Fund Institutional Shares	184,776	3,015
USAA Intermediate-Term Bond Fund Institutional Shares	3,070,404	34,450
USAA International Fund Institutional Shares	329,584	7,907
USAA Precious Metals and Minerals Fund Institutional Shares(a)	60,961	1,493
USAA Short-Term Bond Fund Institutional Shares	703,365	6,548
USAA Small Cap Stock Fund Institutional Shares	142,881	2,245
USAA Target Managed Allocation Fund	400,165	4,594
USAA Value Fund Institutional Shares	115,081	1,624
Total Affiliated Mutual Funds (Cost $171,728)		185,483

Total Investments (Cost $202,227) — 99.6%		217,164
Other assets in excess of liabilities — 0.4%		764
NET ASSETS - 100.00%		$217,928

At August 31, 2020 the Fund’s investments in foreign securities were 7.4% of net assets.

(a)	Non-income producing security.

ETF—Exchange-Traded Fund

USAA Mutual Funds Trust	Schedule of Portfolio Investments
USAA Cornerstone Equity Fund	August 31, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Affiliated Exchange-Traded Funds (36.4%)
VictoryShares USAA MSCI Emerging Markets Value Momentum ETF(a)	261,099	$10,527
VictoryShares USAA MSCI International Value Momentum ETF	589,400	24,370
VictoryShares USAA MSCI USA Small Cap Value Momentum ETF	145,050	7,263
VictoryShares USAA MSCI USA Value Momentum ETF	630,222	31,173
Total Affiliated Exchange-Traded Funds (Cost $81,833)		73,333

Affiliated Mutual Funds (63.5%)
USAA 500 Index Fund Reward Shares	593,027	28,952
USAA Aggressive Growth Fund Institutional Shares	184,056	9,431
USAA Capital Growth Fund Institutional Shares	128,991	1,450
USAA Emerging Markets Fund Institutional Shares	466,210	8,923
USAA Growth Fund Institutional Shares	293,654	9,911
USAA Income Stock Fund Institutional Shares	565,414	9,228
USAA International Fund Institutional Shares	1,258,197	30,184
USAA Precious Metals and Minerals Fund Institutional Shares(b)	57,579	1,410
USAA Small Cap Stock Fund Institutional Shares	436,019	6,850
USAA Target Managed Allocation Fund	1,147,690	13,175
USAA Value Fund Institutional Shares	609,234	8,596
Total Affiliated Mutual Funds (Cost $109,503)		128,110

Collateral for Securities Loaned^ (1.4%)
HSBC U.S. Government Money Market Fund I Shares, 0.05%(c)	2,885,400	2,885
Total Collateral for Securities Loaned (Cost $2,885)		2,885
Total Investments (Cost $194,221) — 101.3%		204,328
Liabilities in excess of other assets — (1.3)%		(2,709)
NET ASSETS - 100.00%		$201,619

At August 31, 2020 the Fund’s investments in foreign securities were 40.3% of net assets.

^	Purchased with cash collateral from securities on loan.
(a)	All or a portion of this security is on loan.
(b)	Non-income producing security.
(c)	Rate disclosed is the daily yield on August 31, 2020.

ETF—Exchange-Traded Fund

USAA Mutual Funds Trust	Schedule of Portfolio Investments
USAA Cornerstone Moderate Fund	August 31, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Asset-Backed Securities (3.4%)
American Express Credit Account Master Trust, Series 2019-2, Class B, 2.86%, 11/15/24	$1,619	$1,659
Americredit Automobile Receivables Trust, Series 2018-1, Class C, 3.50%, 1/18/24, Callable 9/18/22 @ 100	2,640	2,749
Americredit Automobile Receivables Trust, Series 2018-2, Class A3, 3.15%, 3/20/23, Callable 2/18/23 @ 100	254	257
ARI Fleet Lease Trust, Series 2020-A, Class A3, 1.80%, 8/15/28, Callable 1/15/23 @ 100(a)	438	449
BCC Funding Corp. XVI LLC, Series 2019-1A, Class A2, 2.46%, 8/20/24, Callable 3/20/23 @ 100(a)	2,396	2,406
Canadian Pacer Auto Receivables Trust, Series 2018-1A, Class C, 3.82%, 4/19/24, Callable 4/19/21 @ 100(a)	1,190	1,212
CarMax Auto Owner Trust, Series 2020-1, Class B, 2.21%, 9/15/25, Callable 8/15/23 @ 100	620	645
Credit Acceptance Auto Loan Trust, Series 2018-3A, Class A, 3.55%, 8/15/27, Callable 10/15/21 @ 100(a)	1,503	1,527
Dell Equipment Finance Trust, Series 2020-1, Class A3, 2.24%, 2/22/23, Callable 10/22/22 @ 100(a)	325	335
Drive Auto Receivables Trust, Series 2018-4, Class D, 4.09%, 1/15/26, Callable 8/15/22 @ 100	662	692
Drive Auto Receivables Trust, Series 2019-1, Class C, 3.78%, 4/15/25, Callable 12/15/22 @ 100	712	732
Element Rail Leasing I LLC, Series 2014-1A, Class A2, 3.67%, 4/19/44(a)	1,320	1,327
Enterprise Fleet Financing LLC, Series 2020-1, Class A3, 1.86%, 12/22/25(a)	399	410
Evergreen Credit Card Trust, Series 2019-2, Class A, 1.90%, 9/15/24(a)	1,577	1,622
Exeter Automobile Receivables Trust, Series 2020-1A, Class B, 2.26%, 4/15/24, Callable 10/15/23 @ 100(a)	499	507
Exeter Automobile Receivables Trust, Series 2019-2A, Class C, 3.30%, 3/15/24, Callable 2/15/23 @ 100(a)	970	999
Exeter Automobile Receivables Trust, Series 2017-3A, Class D, 5.28%, 10/15/24, Callable 5/15/22 @ 100(a)	490	509
Ford Credit Auto Owner Trust, Series 2019-A, Class A3, 2.78%, 9/15/23, Callable 11/15/22 @ 100	350	359
Ford Credit Auto Owner Trust, Series 2020-1, Class B, 2.29%, 8/15/31, Callable 2/15/25 @ 100(a)	648	663
GM Financial Consumer Automobile Receivables Trust, Series 2020-2, Class A4, 1.74%, 8/18/25, Callable 7/16/23 @ 100	812	845
GM Financial Consumer Automobile Receivables Trust, Series 2020-1, Class A4, 1.90%, 3/17/25, Callable 3/16/23 @ 100	648	669
Goal Capital Funding Trust, Series 2005-2, Class A4, 0.45%(LIBOR03M+20bps), 8/25/44, Callable 11/25/20 @ 100(b)	657	626
Great American Auto Leasing, Inc., Series 2019-1, Class A3, 3.05%, 9/15/22, Callable 12/15/22 @ 100(a)	444	454
Hertz Vehicle Financing II LP, Series 2019-3A, Class A, 2.67%, 12/26/25(a)	450	451
HPEFS Equipment Trust, Series 2019-1A, Class C, 2.49%, 9/20/29, Callable 6/20/22 @ 100(a)	437	445
HPEFS Equipment Trust, Series 2020-1A, Class B, 1.89%, 2/20/30, Callable 12/20/22 @ 100(a)	249	253
John Deere Owner Trust, Series 2020-A, Class A4, 1.21%, 11/16/26, Callable 6/15/23 @ 100	972	991
Kubota Credit Owner Trust, Series 2020-1A, Class A4, 2.26%, 7/15/26, Callable 8/15/23 @ 100(a)	423	443
MMAF Equipment Finance LLC, Series 2017-B, Class A4, 2.41%, 11/15/24, Callable 6/15/27 @ 100(a)	972	997

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Cornerstone Moderate Fund	August 31, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Navient Student Loan Trust, Series 2015-2, Class B, 1.68%(LIBOR01M+150bps), 8/25/50, Callable 10/25/28 @ 100(b)	$950	$837
NP SPE II LLC, Series 2017-1A, Class A1, 3.37%, 10/21/47, Callable 10/20/27 @ 100(a)	345	342
OSCAR US Funding Trust IX LLC, Series 2018-2A, Class A4, 3.63%, 9/10/25(a)	2,560	2,673
SCF Equipment Leasing LLC, Series 2020-1A, Class B, 2.02%, 3/20/28, Callable 3/20/25 @ 100(a)	506	507
SCF Equipment Leasing LLC, Series 2017-2A, Class A, 3.41%, 12/20/23, Callable 9/20/20 @ 100(a)	416	419
SLM Student Loan Trust, Series 2003-14, Class B, 0.79%(LIBOR03M+55bps), 10/25/65, Callable 1/25/29 @ 100(b)	330	304
Synchrony Credit Card Master Note Trust, Series 2016-2, Class C, 2.95%, 5/15/24	1,461	1,467
Synchrony Credit Card Master Note Trust, Series 2018-2, Class A, 3.47%, 5/15/26	1,721	1,844
Transportation Finance Equipment Trust, Series 2019-1, Class B, 2.06%, 5/23/24, Callable 9/23/23 @ 100(a)	900	922
Transportation Finance Equipment Trust, Series 2019-1, Class A4, 1.88%, 3/25/24, Callable 9/23/23 @ 100(a)	972	999
Trinity Rail Leasing LLC, Series 2019-2A, Class A2, 3.10%, 10/18/49, Callable 10/17/20 @ 100(a)	2,000	1,896
Trinity Rail Leasing LLC, Series 2019-2A, Class A1, 2.39%, 10/18/49, Callable 10/17/20 @ 100(a)	446	432
Westlake Automobile Receivables Trust, Series 2020-1A, Class B, 1.94%, 4/15/25, Callable 8/15/23 @ 100(a)	1,618	1,641
Westlake Automobile Receivables Trust, Series 2018-2A, Class D, 4.00%, 1/16/24, Callable 11/15/21 @ 100(a)	1,000	1,026
		40,542
Total Asset-Backed Securities (Cost $39,960)		40,542

Collateralized Mortgage Obligations (1.2%)
Banc of America Commercial Mortgage Trust, Series 2006-3, Class AM, 5.86%, 7/10/44(c)	1,254	251
Banc of America Commercial Mortgage Trust, Series 2008-1, Class AJ, 6.79%, 2/10/51(c)	130	133
BANK, Series 2019-BNK20, Class A3, 3.01%, 9/15/61	1,000	1,117
Barclays Commercial Mortgage Trust, Series 2019-C5, Class ASB, 2.99%, 11/15/52	754	823
Benchmark Mortgage Trust, Series 2020-B17, Class ASB, 2.18%, 3/15/53	648	674
Benchmark Mortgage Trust, Series 2019-B14, Class A5, 3.05%, 12/15/61	1,295	1,446
BTH Mortgage-Backed Securities Trust, Series 2018-21, Class A, 2.49%(LIBOR01M+250bps), 10/7/21(a)(b)	1,200	1,191
BX Trust, Series 2019-OC11, Class A, 3.20%, 12/9/41(a)	598	631
Citigroup Commercial Mortgage Trust, Series 2019-PRM, Class A, 3.34%, 5/10/36(a)	1,000	1,060
Citigroup Commercial Mortgage Trust, Series 2020-GC46, Class AAB, 2.61%, 1/15/53	648	693
Citigroup Commercial Mortgage Trust, Series 2020-555, Class A, 2.65%, 12/10/41(a)	972	1,025
COMM Mortgage Trust, Series 2019-GC44, Class ASB, 2.87%, 8/15/57	971	1,055
COMM Mortgage Trust, Series 2014-277P, Class A, 3.73%, 8/10/49(a)(c)	661	707
Credit Suisse Commercial Mortgage Trust, Series 2007-C1, Class AMFL, 0.35%(LIBOR01M+19bps), 2/15/40(b)	25	23

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Cornerstone Moderate Fund	August 31, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares or Principal Amount	Value
CSAIL Commercial Mortgage Trust, Series 2016-C6, Class XA, 2.06%, 1/15/49(c)(d)	$11,554	$864
DBJPM Mortgage Trust, Series 2016-SFC, Class A, 2.83%, 8/10/36(a)	1,500	1,437
GE Commercial Mortgage Corp., Series 2007-C1, Class AM, 5.61%, 12/10/49(c)	68	35
GS Mortgage Securities Trust, Series 2020-GC45, Class AAB, 2.84%, 2/13/53	347	376
GS Mortgage Securities Trust, Series 2020-GC45, Class A5, 2.91%, 2/13/53	411	454
Manhattan West, Series 2020-1MW, Class A, 2.13%, 9/10/40(a)	414	427
UBS Commercial Mortgage Trust, Series 2012-C1, Class XA, 2.25%, 5/10/45(a)(c)(d)	11,286	259
		14,681
Total Collateralized Mortgage Obligations (Cost $15,290)		14,681

Common Stocks (15.6%)
Communication Services (1.1%):
Activision Blizzard, Inc.	9,225	770
Alphabet, Inc. Class C(e)	1,450	2,370
AMC Networks, Inc. Class A(e)	10,041	244
AT&T, Inc.	38,851	1,158
Cargurus, Inc.(e)	5,787	141
Charter Communications, Inc. Class A(e)	1,307	805
Comcast Corp. Class A	26,054	1,168
Electronic Arts, Inc.(e)	5,066	707
Facebook, Inc. Class A(e)	6,558	1,923
Fox Corp. Class A	31,772	885
Gray Television, Inc.(e)	10,170	158
John Wiley & Sons, Inc. Class A	2,087	66
Match Group, Inc.(e)	6,290	702
Shenandoah Telecommunications Co.	1,591	88
Sinclair Broadcast Group, Inc. Class A(f)	3,241	67
Sirius XM Holdings, Inc.	116,212	682
Verizon Communications, Inc.	20,437	1,211
		13,145
Consumer Discretionary (1.6%):
Amazon.com, Inc.(e)	915	3,158
Asbury Automotive Group, Inc.(e)(f)	1,759	186
AutoNation, Inc.(e)	2,896	165
AutoZone, Inc.(e)	594	711
Big Lots, Inc.	4,221	199
Booking Holdings, Inc.(e)	449	858
Capri Holdings Ltd.(e)	4,640	74
Cracker Barrel Old Country Store, Inc.	1,109	148
Crocs, Inc.(e)	2,789	111
Deckers Outdoor Corp.(e)	662	135
Dick's Sporting Goods, Inc.	2,709	147
Dollar General Corp.	3,667	740
Domino's Pizza, Inc.	3,317	1,357
eBay, Inc.	15,160	830
Foot Locker, Inc.	5,095	155
Gentex Corp.	4,037	109
Graham Holdings Co. Class B	152	65
Group 1 Automotive, Inc.	1,596	138
H&R Block, Inc.	6,355	92
Hanesbrands, Inc.	11,485	176
Helen of Troy Ltd.(e)	345	71

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Cornerstone Moderate Fund	August 31, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
KB Home	2,889	$103
Kontoor Brands, Inc.	8,435	186
La-Z-Boy, Inc.	2,739	89
Lennar Corp. Class A	10,866	813
Lithia Motors, Inc. Class A	540	134
Lowe's Cos., Inc.	5,514	908
Lululemon Athletica, Inc.(e)	2,006	754
Murphy USA, Inc.(e)	1,201	162
O'Reilly Automotive, Inc.(e)	1,566	729
Penske Automotive Group, Inc.	1,350	64
Qurate Retail, Inc. Class A(e)	12,624	139
Sally Beauty Holdings, Inc.(e)	7,254	81
Sleep Number Corp.(e)	1,806	87
Steven Madden Ltd.	2,687	57
Sturm Ruger & Co., Inc.(g)	1,175	83
Tesla, Inc.(e)	2,965	1,478
Texas Roadhouse, Inc.	1,751	110
The Home Depot, Inc.	8,330	2,374
The ODP Corp.	3,448	81
Toll Brothers, Inc.	3,367	142
Williams-Sonoma, Inc.	1,781	156
Wingstop, Inc.	750	123
Yum! Brands, Inc.	7,652	733
		19,211
Consumer Staples (0.9%):
Cal-Maine Foods, Inc.(e)	1,841	71
Colgate-Palmolive Co.	9,958	789
Flowers Foods, Inc.	5,231	128
Hostess Brands, Inc.(e)	7,127	91
Ingles Markets, Inc. Class A	3,408	138
Kimberly-Clark Corp.	4,836	763
Monster Beverage Corp.(e)	8,535	716
Philip Morris International, Inc.	23,898	1,907
Pilgrim's Pride Corp.(e)	6,772	108
Sprouts Farmers Market, Inc.(e)	5,733	134
The Clorox Co.	6,213	1,388
The Kroger Co.	42,679	1,523
The Procter & Gamble Co.	8,921	1,234
Tyson Foods, Inc. Class A	13,084	822
U.S. Foods Holding Corp.(e)	5,906	144
Walgreens Boots Alliance, Inc.	21,128	803
		10,759
Energy (0.4%):
Cabot Oil & Gas Corp.	32,990	626
Cactus, Inc. Class A	4,196	93
Chevron Corp.	12,426	1,043
ConocoPhillips	40,749	1,544
Continental Resources, Inc.(f)	8,023	138
Halliburton Co.	40,874	661
PBF Energy, Inc. Class A	13,238	113
Phillips 66	13,744	803
Renewable Energy Group, Inc.(e)	6,932	232
		5,253
Financials (2.0%):
Affiliated Managers Group, Inc.	1,831	126
AGNC Investment Corp.	2,770	39
American Equity Investment Life Holding Co.	5,909	141
Annaly Capital Management, Inc.	7,345	54

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Cornerstone Moderate Fund	August 31, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Aon PLC Class A	3,781	$756
BancFirst Corp.	1,517	67
Bank of Hawaii Corp.	3,340	184
BankUnited, Inc.	6,297	147
Berkshire Hathaway, Inc. Class B(e)	6,177	1,347
Brown & Brown, Inc.	14,541	675
Cathay General Bancorp	5,838	144
Chimera Investment Corp.	12,046	107
Cullen/Frost Bankers, Inc.	2,219	154
Employers Holdings, Inc.	2,808	92
Essent Group Ltd.	6,592	235
Fifth Third Bancorp	40,823	843
First Republic Bank	5,954	672
Goosehead Insurance, Inc. Class A	1,513	156
Great Western Bancorp, Inc.	4,808	67
JPMorgan Chase & Co.	11,701	1,172
KeyCorp	56,768	699
Ladder Capital Corp.	9,252	69
LPL Financial Holdings, Inc.	1,226	101
MarketAxess Holdings, Inc.	1,385	673
Marsh & McLennan Cos., Inc.	6,443	740
MetLife, Inc.	22,224	855
MGIC Investment Corp.	8,691	80
Moody's Corp.	2,592	764
Morgan Stanley	17,539	917
Mr. Cooper Group, Inc.(e)	10,975	201
MSCI, Inc.	3,836	1,432
National General Holdings Corp.	4,182	142
Nelnet, Inc. Class A	1,346	88
New Residential Investment Corp.	10,085	78
New York Community Bancorp, Inc.	8,049	73
NMI Holdings, Inc. Class A(e)	7,257	125
Primerica, Inc.	1,040	130
Radian Group, Inc.	15,042	232
S&P Global, Inc.	4,506	1,651
State Street Corp.	11,929	812
SVB Financial Group(e)	2,847	727
Synchrony Financial	34,066	845
Synovus Financial Corp.	2,671	58
T. Rowe Price Group, Inc.	5,288	736
The Allstate Corp.	7,649	711
The Goldman Sachs Group, Inc.	4,479	918
The Progressive Corp.	16,547	1,573
TPG RE Finance Trust, Inc.	6,931	61
Universal Insurance Holdings, Inc.	7,618	141
Walker & Dunlop, Inc.	4,198	230
Webster Financial Corp.	3,411	94
Western Alliance Bancorp	5,707	202
		23,336
Health Care (2.5%):
AbbVie, Inc.	11,244	1,077
Amedisys, Inc.(e)	730	177
Amgen, Inc.	8,087	2,049
AMN Healthcare Services, Inc.(e)	3,539	191
Anthem, Inc.	3,239	912
Biogen, Inc.(e)	5,850	1,683
Bio-Rad Laboratories, Inc. Class A(e)	1,285	654
Bristol-Myers Squibb Co.	30,480	1,896
Bruker Corp.	3,573	150
Cerner Corp.	9,792	718

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Cornerstone Moderate Fund	August 31, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Chemed Corp.	441	$228
Cigna Corp.	5,032	892
Corcept Therapeutics, Inc.(e)	15,117	192
CVS Health Corp.	14,412	895
DexCom, Inc.(e)	1,655	704
Eli Lilly & Co.	5,848	868
Encompass Health Corp.	2,321	151
Exelixis, Inc.(e)	12,921	287
Halozyme Therapeutics, Inc.(e)	2,485	72
HCA Healthcare, Inc.	6,462	877
Hill-Rom Holdings, Inc.	2,056	193
Horizon Therapeutics PLC(e)	1,946	146
IDEXX Laboratories, Inc.(e)	1,903	744
Innoviva, Inc.(e)	9,402	110
Johnson & Johnson(g)	18,533	2,843
Ligand Pharmaceuticals, Inc.(e)(f)	1,417	144
MEDNAX, Inc.(e)	8,981	167
Medpace Holdings, Inc.(e)	1,069	139
Merck & Co., Inc.	12,093	1,031
Meridian Bioscience, Inc.(e)	7,002	99
Mettler-Toledo International, Inc.(e)	731	710
PerkinElmer, Inc.	1,928	227
Pfizer, Inc.	30,129	1,139
Phibro Animal Health Corp. Class A	5,844	125
PRA Health Sciences, Inc.(e)	1,546	165
Prestige Consumer Healthcare, Inc.(e)	6,260	228
Regeneron Pharmaceuticals, Inc.(e)	1,197	742
ResMed, Inc.	3,783	684
Select Medical Holdings Corp.(e)	8,149	164
Simulations Plus, Inc.	1,527	91
Supernus Pharmaceuticals, Inc.(e)	9,051	199
Tenet Healthcare Corp.(e)	7,457	210
The Ensign Group, Inc.	3,786	222
United Therapeutics Corp.(e)	1,806	193
UnitedHealth Group, Inc.	7,835	2,449
Vertex Pharmaceuticals, Inc.(e)	2,840	793
Waters Corp.(e)	3,197	691
West Pharmaceutical Services, Inc.	2,487	706
		30,027
Industrials (1.6%):
3M Co.	5,054	824
ACCO Brands Corp.	9,652	63
AECOM(e)	3,805	150
Allison Transmission Holdings, Inc.	4,476	161
Apogee Enterprises, Inc.	3,858	81
ArcBest Corp.	2,778	94
Atkore International Group, Inc.(e)	4,063	109
Carrier Global Corp.	23,595	704
Cimpress PLC(e)	1,179	109
Crane Co.	2,344	133
CSX Corp.	12,088	924
Cummins, Inc.	4,034	836
Deluxe Corp.	2,260	64
Eaton Corp. PLC	8,645	883
EnPro Industries, Inc.	1,222	72
Equifax, Inc.	4,222	710
Fortune Brands Home & Security, Inc.	8,000	673
FTI Consulting, Inc.(e)	551	63
General Dynamics Corp.	5,653	844
GMS, Inc.(e)	5,028	133

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Cornerstone Moderate Fund	August 31, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
GrafTech International Ltd.	22,425	$149
Herman Miller, Inc.	9,172	219
Hillenbrand, Inc.	3,328	106
Illinois Tool Works, Inc.	3,961	782
Insperity, Inc.	2,358	159
Knoll, Inc.	4,692	60
Lockheed Martin Corp.	2,144	837
Masonite International Corp.(e)	1,359	124
MasTec, Inc.(e)	3,779	175
Meritor, Inc.(e)	3,685	84
MSC Industrial Direct Co., Inc.	2,222	146
Northrop Grumman Corp.	2,630	901
nVent Electric PLC	4,256	81
Old Dominion Freight Line, Inc.	3,475	703
Oshkosh Corp.	2,192	169
Otis Worldwide Corp.	22,374	1,407
Regal Beloit Corp.	2,319	229
Rockwell Automation, Inc.	3,132	722
Rollins, Inc.	12,202	673
Rush Enterprises, Inc. Class A	3,450	167
Steelcase, Inc. Class A	18,016	188
Teledyne Technologies, Inc.(e)	2,113	663
The Timken Co.	2,974	161
The Toro Co.	1,056	80
TriNet Group, Inc.(e)	2,378	161
Trinity Industries, Inc.	3,229	66
Verisk Analytics, Inc.	3,732	697
Werner Enterprises, Inc.	2,704	124
WESCO International, Inc.(e)	3,570	167
WW Grainger, Inc.	1,990	727
		18,557
Information Technology (3.9%):
Accenture PLC Class A	3,916	940
Adobe, Inc.(e)	4,470	2,295
Apple, Inc.	105,632	13,631
Applied Materials, Inc.	13,676	842
Aspen Technology, Inc.(e)	1,260	160
Broadcom, Inc.	3,092	1,073
CACI International, Inc. Class A(e)	707	166
Cadence Design Systems, Inc.(e)	6,457	716
Cardtronics PLC Class A(e)	5,217	113
CDW Corp.	6,229	708
Ciena Corp.(e)	1,609	91
Cirrus Logic, Inc.(e)	2,498	151
Cisco Systems, Inc.	26,169	1,105
Citrix Systems, Inc.	4,820	700
Cognizant Technology Solutions Corp. Class A	12,867	860
Coherent, Inc.(e)	673	76
CoreLogic, Inc.	1,470	98
Coupa Software, Inc.(e)	2,289	750
CSG Systems International, Inc.	3,109	132
DocuSign, Inc.(e)	3,407	760
Euronet Worldwide, Inc.(e)	805	83
Fair Isaac Corp.(e)	351	148
HP, Inc.	39,403	770
Insight Enterprises, Inc.(e)	4,505	269
Intel Corp.	23,706	1,208
InterDigital, Inc.	1,260	77
Intuit, Inc.	2,593	896
J2 Global, Inc.(e)	2,595	182

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Cornerstone Moderate Fund	August 31, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Jabil, Inc.	4,718	$161
KBR, Inc.	6,245	156
KLA Corp.	3,349	687
Kulicke & Soffa Industries, Inc.	2,983	71
Lam Research Corp.	6,429	2,162
LogMeIn, Inc.	932	80
Manhattan Associates, Inc.(e)	1,705	166
Mastercard, Inc. Class A	3,503	1,255
MAXIMUS, Inc.	3,262	253
Methode Electronics, Inc.	2,978	84
Micron Technology, Inc.(e)	20,009	911
Microsoft Corp.(g)	15,232	3,435
NCR Corp.(e)	6,952	142
NIC, Inc.	6,915	148
NVIDIA Corp.	4,779	2,557
Oracle Corp.	17,893	1,024
Paylocity Holding Corp.(e)	479	70
Perspecta, Inc.	4,777	99
Proofpoint, Inc.(e)	616	68
Science Applications International Corp.	814	68
SMART Global Holdings, Inc.(e)	6,607	166
Super Micro Computer, Inc.(e)	4,839	133
SYNNEX Corp.	895	114
Teradyne, Inc.	1,434	122
Texas Instruments, Inc.	6,411	911
The Hackett Group, Inc.	11,738	148
VeriSign, Inc.(e)	3,431	737
Vishay Intertechnology, Inc.	10,047	161
VMware, Inc. Class A(e)(f)	5,876	849
		45,938
Materials (0.5%):
Air Products & Chemicals, Inc.	2,632	769
Berry Global Group, Inc.(e)	2,262	117
Huntsman Corp.	6,963	151
Hycroft Mining Holding Corp.(e)(f)	44,822	396
Linde PLC	3,516	878

LyondellBasell Industries NV Class A	22,643	1,483
Newmont Corp.	11,230	756
Reliance Steel & Aluminum Co.	2,093	219
Schweitzer-Mauduit International, Inc.	3,502	106
Silgan Holdings, Inc.	5,657	215
The Chemours Co.	8,414	174
The Sherwin-Williams Co.	1,148	770
Warrior Met Coal, Inc.	12,172	188
		6,222
Real Estate (0.6%):
Acadia Realty Trust	6,942	79
Alexander & Baldwin, Inc.	3,642	44
Alexandria Real Estate Equities, Inc.	640	108
American Tower Corp.	2,346	584
AvalonBay Communities, Inc.	735	116
Boston Properties, Inc.	769	67
Brixmor Property Group, Inc.	8,795	104
Camden Property Trust	509	46
CBRE Group, Inc. Class A(e)	1,735	82
City Office REIT, Inc.	7,456	60
Crown Castle International Corp.	2,182	356
Digital Realty Trust, Inc.	1,391	217

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Cornerstone Moderate Fund	August 31, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Duke Realty Corp.	1,923	$74
EPR Properties	3,038	98
Equinix, Inc.	444	351
Equity LifeStyle Properties, Inc.	903	60
Equity Residential	1,956	110
Essex Property Trust, Inc.	353	76
Extra Space Storage, Inc.	685	73
Federal Realty Investment Trust	380	30
Gaming and Leisure Properties, Inc.	5,770	210
Gladstone Commercial Corp.	1,927	38
Healthpeak Properties, Inc.	2,665	74
Host Hotels & Resorts, Inc.	3,626	41
Invitation Homes, Inc.	2,841	81
Iron Mountain, Inc.(f)	1,477	44
iStar, Inc.	6,784	84
Jones Lang LaSalle, Inc.	1,049	108
Kimco Realty Corp.	10,095	121
Lamar Advertising Co. Class A	2,090	145
LTC Properties, Inc.	5,607	205
Marcus & Millichap, Inc.(e)	1,270	36
Medical Properties Trust, Inc.	11,706	217
Mid-America Apartment Communities, Inc.	602	70
National Health Investors, Inc.	1,571	98
National Retail Properties, Inc.	921	33
Omega Healthcare Investors, Inc.	4,211	130
PotlatchDeltic Corp.	4,053	187
Prologis, Inc.	3,870	394
Public Storage	823	175
Realty Income Corp.	1,760	109
Regency Centers Corp.	896	36
Retail Properties of America, Inc.	13,432	85
SBA Communications Corp.	593	181
Simon Property Group, Inc.	1,609	109
Summit Hotel Properties, Inc.	9,218	54
Sun Communities, Inc.	489	73
The GEO Group, Inc.	6,182	69
UDR, Inc.	1,559	54
Universal Health Realty Income Trust	776	52
Ventas, Inc.	1,935	80
VEREIT, Inc.	5,684	38
VICI Properties, Inc.	2,395	53
Vornado Realty Trust	846	30
Welltower, Inc.	2,149	124
Weyerhaeuser Co.	3,822	116
WP Carey, Inc.	912	63
		6,552
Utilities (0.5%):
ALLETE, Inc.	2,105	114
Clearway Energy, Inc. Class C	3,898	99
Duke Energy Corp.(g)	11,008	884
Eversource Energy(g)	8,093	694
Exelon Corp.	23,215	857
IDACORP, Inc.	2,080	187
New Jersey Resources Corp.	5,266	159
NextEra Energy, Inc.(g)	3,118	870
NorthWestern Corp.	1,786	92
NRG Energy, Inc.	19,376	667
Southwest Gas Holdings, Inc.	2,348	148
The AES Corp.	39,207	696

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Cornerstone Moderate Fund	August 31, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares or Principal Amount	Value
WEC Energy Group, Inc.(g)	7,612	$716
		6,183
Total Common Stocks (Cost $158,650)		185,183

Preferred Stocks (1.2%)
Communication Services (0.3%):
Qwest Corp., 6.50%, 9/1/56	112,000	2,822

Consumer Staples (0.6%):
CHS, Inc., cumulative redeemable, Series 1, 7.88%(i)	161,682	4,487
Dairy Farmers of America, Inc., cumulative redeemable, 7.88%(a)(i)	28,000	2,534
		7,021
Financials (0.3%):
American Overseas Group Ltd., non-cumulative, Series A(LIBOR03M+356bps), 12/15/66(b)(j)(k)	1,500	375
Delphi Financial Group, Inc., 3.47%(LIBOR03M+319bps), 5/15/37(b)(j)	167,198	3,344
		3,719
Total Preferred Stocks (Cost $14,544)		13,562

Corporate Bonds (15.3%)
Communication Services (0.5%):
AT&T, Inc., 2.30%, 6/1/27, Callable 4/1/27 @ 100	$985	1,047
Fox Corp., 3.05%, 4/7/25, Callable 3/7/25 @ 100	462	506
The Walt Disney Co., 2.20%, 1/13/28	437	463
T-Mobile USA, Inc., 3.88%, 4/15/30, Callable 1/15/30 @ 100 (a)(g)	1,174	1,345
Verizon Communications, Inc., 4.50%, 8/10/33	1,943	2,462
		5,823
Consumer Discretionary (0.4%):
AutoNation, Inc., 4.75%, 6/1/30, Callable 3/1/30 @ 100	394	462
eBay, Inc., 1.90%, 3/11/25, Callable 2/11/25 @ 100	1,134	1,190
General Motors Co., 6.80%, 10/1/27, Callable 8/1/27 @ 100	409	500
Hasbro, Inc., 3.55%, 11/19/26, Callable 9/19/26 @ 100	777	819
Nordstrom, Inc., 4.38%, 4/1/30, Callable 1/1/30 @ 100	648	523
O'Reilly Automotive, Inc., 4.20%, 4/1/30, Callable 1/1/30 @ 100	500	604
VF Corp., 2.95%, 4/23/30, Callable 1/23/30 @ 100	488	532
		4,630
Consumer Staples (0.9%):
Altria Group, Inc., 3.40%, 5/6/30, Callable 2/6/30 @ 100	468	516
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc., 4.70%, 2/1/36, Callable 8/1/35 @ 100	1,619	1,938
BAT Capital Corp., 2.79%, 9/6/24, Callable 8/6/24 @ 100	1,500	1,597
Kraft Heinz Foods Co., 3.75%, 4/1/30, Callable 1/1/30 @ 100 (a)	728	777
McCormick & Co., Inc., 2.50%, 4/15/30, Callable 1/15/30 @ 100	284	306
Mondelez International, Inc., 2.75%, 4/13/30, Callable 1/13/30 @ 100	250	274
PepsiCo, Inc., 2.25%, 3/19/25, Callable 2/19/25 @ 100	1,505	1,616
Sysco Corp., 5.95%, 4/1/30, Callable 1/1/30 @ 100	379	479
The Coca-Cola Co., 3.45%, 3/25/30	500	596
The Procter & Gamble Co., 3.00%, 3/25/30	646	748

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Cornerstone Moderate Fund	August 31, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Unilever Capital Corp., 2.60%, 5/5/24, Callable 3/5/24 @ 100	$1,500	$1,608
		10,455
Energy (2.3%):
Cameron LNG LLC, 3.30%, 1/15/35, Callable 9/15/34 @ 100 (a)	1,237	1,397
Cheniere Corpus Christi Holdings LLC, 3.70%, 11/15/29, Callable 5/18/29 @ 100 (a)	1,618	1,710
Diamondback Energy, Inc., 3.25%, 12/1/26, Callable 10/1/26 @ 100	971	999
Enable Midstream Partners LP, 4.15%, 9/15/29, Callable 6/15/29 @ 100	1,500	1,394
Enbridge Energy Partners LP, 7.38%, 10/15/45, Callable 4/15/45 @ 100 (g)	2,950	4,387
Energy Transfer Operating LP, 3.75%, 5/15/30, Callable 2/15/30 @ 100	972	965
Enterprise Products Operating LLC, 2.80%, 1/31/30, Callable 10/31/29 @ 100	972	1,039
Enterprise TE Partners LP, 3.13%(LIBOR03M+278bps), 6/1/67, Callable 10/13/20 @ 100 (b)	2,500	1,994
EOG Resources, Inc., 4.38%, 4/15/30, Callable 1/15/30 @ 100	299	359
EQM Midstream Partners LP, 4.75%, 7/15/23, Callable 6/15/23 @ 100 (g)	3,300	3,363
EQT Corp., 7.00%, 2/1/30, Callable 11/1/29 @ 100	655	790
Exxon Mobil Corp., 2.99%, 3/19/25, Callable 2/19/25 @ 100 (g)	1,618	1,779
Florida Gas Transmission Co. LLC, 2.55%, 7/1/30, Callable 4/1/30 @ 100 (a)	412	432
Marathon Petroleum Corp., 4.70%, 5/1/25, Callable 4/1/25 @ 100	458	522
Midwest Connector Capital Co. LLC, 4.63%, 4/1/29, Callable 1/1/29 @ 100 (a)	991	996
National Oilwell Varco, Inc., 3.60%, 12/1/29, Callable 9/1/29 @ 100	1,295	1,275
Occidental Petroleum Corp.
3.50%, 8/15/29, Callable 5/15/29 @ 100	209	181
4.40%, 8/15/49, Callable 2/15/49 @ 100	648	503
ONEOK, Inc., 6.35%, 1/15/31, Callable 10/15/30 @ 100	404	479
Pioneer Natural Resources Co., 1.90%, 8/15/30, Callable 5/15/30 @ 100	500	486
Rockies Express Pipeline LLC, 4.80%, 5/15/30, Callable 2/15/30 @ 100 (a)	648	637
Targa Resources Partners LP/Targa Resources Partners Finance Corp., 5.50%, 3/1/30, Callable 3/1/25 @ 102.75 (a)	648	683
Western Midstream Operating LP, 3.10%, 2/1/25, Callable 1/1/25 @ 100	682	679
		27,049
Financials (4.9%):
Amcor Finance USA, Inc., 3.63%, 4/28/26, Callable 1/28/26 @ 100	250	279
AmTrust Financial Services, Inc., 6.13%, 8/15/23	1,921	1,755
Ares Capital Corp., 3.63%, 1/19/22, Callable 12/19/21 @ 100 (g)	1,600	1,646
Assurant, Inc., 3.70%, 2/22/30, Callable 11/22/29 @ 100	1,154	1,197
BancorpSouth Bank, 4.13%(LIBOR03M+247bps), 11/20/29, Callable 11/20/24 @ 100 (b)(f)	833	830
BBVA USA, 3.88%, 4/10/25, Callable 3/10/25 @ 100	2,000	2,155
Belrose Funding Trust, 2.33%, 8/15/30, Callable 5/15/30 @ 100 (a)	994	993
Cadence Bancorp, 4.75%(LIBOR03M+303bps), 6/30/29, Callable 6/30/24 @ 100 (b)	250	208
Citizens Financial Group, Inc., 2.50%, 2/6/30, Callable 11/6/29 @ 100	972	1,028
Cullen/Frost Capital Trust II, 1.90%(LIBOR03M+155bps), 3/1/34, Callable 10/13/20 @ 100 (b)	4,000	2,913
First Horizon Bank, 5.75%, 5/1/30, Callable 2/1/30 @ 100	488	546
First Maryland Capital I, 1.28%(LIBOR03M+100bps), 1/15/27, Callable 10/13/20 @ 100 (b)	2,850	2,536
Ford Motor Credit Co. LLC, 4.06%, 11/1/24, Callable 10/1/24 @ 100	1,250	1,267
Glencore Funding LLC, 2.50%, 9/1/30, Callable 6/1/30 @ 100 (a)(l)	1,159	1,139

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Cornerstone Moderate Fund	August 31, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Global Atlantic Financial Co., 4.40%, 10/15/29, Callable 7/15/29 @ 100 (a)	$832	$862
HSB Group, Inc., 1.19%(LIBOR03M+91bps), 7/15/27, Callable 10/13/20 @ 100 (b)	2,575	2,331
Hyundai Capital America, 3.75%, 7/8/21 (a)(g)	3,250	3,322
JPMorgan Chase & Co., 2.52%(SOFR+204bps), 4/22/31, Callable 4/22/30 @ 100 (b)	569	609
KeyCorp, 2.25%, 4/6/27, MTN	972	1,031
Level 3 Financing, Inc., 3.88%, 11/15/29, Callable 8/15/29 @ 100 (a)	1,295	1,406
Loews Corp., 3.20%, 5/15/30, Callable 2/15/30 @ 100	654	728
Manufactures & Traders Trust Co., 0.99%(LIBOR03M+64bps), 12/1/21, Callable 10/13/20 @ 100 (b)(g)	2,000	1,998
Nationwide Mutual Insurance Co., 2.60%(LIBOR03M+229bps), 12/15/24, Callable 10/13/20 @ 100 (a)(b)	5,670	5,641
New York Community Bancorp, Inc., 5.90%(LIBOR03M+278bps), 11/6/28, Callable 11/6/23 @ 100 (b)	249	251
Pinnacle Financial Partners, Inc., 4.13%(LIBOR03M+278bps), 9/15/29, Callable 9/15/24 @ 100 (b)	1,000	990
PNC Bank NA, 2.70%, 10/22/29	2,250	2,436
PPL Capital Funding, Inc., 4.13%, 4/15/30, Callable 1/15/30 @ 100	647	765
Prudential Financial, Inc., 5.62%(LIBOR03M+392bps), 6/15/43, Callable 6/15/23 @ 100 (b)	2,800	3,004
Regions Financial Corp., 2.25%, 5/18/25, Callable 4/18/25 @ 100	737	783
Santander Holdings USA, Inc., 3.45%, 6/2/25, Callable 5/2/25 @ 100	412	444
Signature Bank, 4.13%(LIBOR03M+256bps), 11/1/29, Callable 11/1/24 @ 100 (b)	2,600	2,612
Texas Capital Bank NA, 5.25%, 1/31/26	647	663
The Allstate Corp., 5.75%(LIBOR03M+294bps), 8/15/53, Callable 8/15/23 @ 100 (b)	640	687
The Progressive Corp., 3.20%, 3/26/30, Callable 12/26/29 @ 100	194	224
Toyota Motor Credit Corp., 3.38%, 4/1/30, MTN	714	834
Truist Bank, 0.95%(LIBOR03M+67bps), 5/15/27, Callable 10/13/20 @ 100 (b)	6,000	5,569
Wells Fargo & Co., 2.19%(SOFR+200bps), 4/30/26, Callable 4/30/25 @ 100 (b)	733	767
Zions Bancorp NA, 3.25%, 10/29/29, Callable 7/29/29 @ 100	1,295	1,288
		57,737
Health Care (1.0%):
AbbVie, Inc., 3.20%, 11/21/29, Callable 8/21/29 @ 100 (a)(g)	1,295	1,435
Biogen, Inc., 2.25%, 5/1/30, Callable 2/1/30 @ 100	1,140	1,177
Commonspirit Health, 3.35%, 10/1/29, Callable 4/1/29 @ 100	1,000	1,066
CVS Health Corp., 3.25%, 8/15/29, Callable 5/15/29 @ 100 (g)	1,998	2,225
DENTSPLY SIRONA, Inc., 3.25%, 6/1/30, Callable 3/1/30 @ 100	738	800
Duke University Health System, Inc., 2.60%, 6/1/30	485	519
HCA, Inc., 5.13%, 6/15/39, Callable 12/15/38 @ 100	1,619	2,009
Laboratory Corp. of America Holdings, 2.95%, 12/1/29, Callable 9/1/29 @ 100	971	1,063
Thermo Fisher Scientific, Inc., 4.13%, 3/25/25, Callable 2/25/25 @ 100	646	741
Upjohn, Inc., 2.30%, 6/22/27, Callable 4/22/27 @ 100 (a)	248	259
		11,294
Industrials (2.1%):
Ashtead Capital, Inc.
4.00%, 5/1/28, Callable 5/1/23 @ 102 (a)	1,017	1,065
4.25%, 11/1/29, Callable 11/1/24 @ 102.13 (a)	173	182
BNSF Funding Trust, 6.61%(LIBOR03M+235bps), 12/15/55, Callable 1/15/26 @ 100 (b)	3,000	3,372
Carlisle Cos., Inc., 2.75%, 3/1/30, Callable 12/1/29 @ 100	972	1,031
Carrier Global Corp., 3.38%, 4/5/40, Callable 10/5/39 @ 100 (a)	486	506

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Cornerstone Moderate Fund	August 31, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares or Principal Amount	Value
Caterpillar, Inc., 2.60%, 4/9/30, Callable 1/9/30 @ 100	$486	$534
CoStar Group, Inc., 2.80%, 7/15/30, Callable 4/15/30 @ 100 (a)	222	233
Dover Corp., 2.95%, 11/4/29, Callable 8/4/29 @ 100	971	1,056
FedEx Corp., 4.25%, 5/15/30, Callable 2/15/30 @ 100	750	899
Ferguson Finance PLC, 3.25%, 6/2/30, Callable 3/2/30 @ 100 (a)	444	474
General Dynamics Corp., 3.50%, 4/1/27, Callable 2/1/27 @ 100	646	740
Georgia-Pacific LLC, 2.10%, 4/30/27, Callable 2/28/27 @ 100 (a)	1,140	1,201
Hillenbrand, Inc., 4.50%, 9/15/26, Callable 7/15/26 @ 100	1,500	1,607
IDEX Corp., 3.00%, 5/1/30, Callable 2/1/30 @ 100	1,140	1,249
Otis Worldwide Corp., 3.11%, 2/15/40, Callable 8/15/39 @ 100 (a)	648	693
Penske Truck Leasing Co. LP/PTL Finance Corp., 4.00%, 7/15/25, Callable 6/15/25 @ 100 (a)	647	726
Ryder System, Inc.
3.50%, 6/1/21, MTN (g)	3,200	3,270
2.90%, 12/1/26, Callable 10/1/26 @ 100, MTN	1,618	1,729
Southwest Airlines Co., 5.13%, 6/15/27, Callable 4/15/27 @ 100	526	570
The Boeing Co., 5.71%, 5/1/40, Callable 11/1/39 @ 100	979	1,131
The Conservation Fund A Nonprofit Corp., 3.47%, 12/15/29, Callable 9/15/29 @ 100	1,300	1,404
United Airlines Pass Through Trust, 2.90%, 11/1/29	1,500	1,249
Westinghouse Air Brake Technologies Corp., 3.20%, 6/15/25, Callable 5/15/25 @ 100	177	187
		25,108
Information Technology (0.7%):
Amphenol Corp., 2.80%, 2/15/30, Callable 11/15/29 @ 100	1,500	1,651
Analog Devices, Inc., 2.95%, 4/1/25, Callable 3/1/25 @ 100	243	266
Broadcom, Inc., 4.30%, 11/15/32, Callable 8/15/32 @ 100	408	469
Hewlett Packard Enterprise Co., 4.65%, 10/1/24, Callable 9/1/24 @ 100	648	733
HP, Inc., 3.40%, 6/17/30, Callable 3/17/30 @ 100	743	803
Jabil, Inc., 3.00%, 1/15/31, Callable 10/15/30 @ 100	222	225
Keysight Technologies, Inc., 3.00%, 10/30/29, Callable 7/30/29 @ 100	1,803	1,975
Microsoft Corp., 3.45%, 8/8/36, Callable 2/8/36 @ 100	2,105	2,536
		8,658
Materials (0.4%):
Avery Dennison Corp., 2.65%, 4/30/30, Callable 2/1/30 @ 100	389	414
Colonial Enterprises, Inc., 3.25%, 5/15/30, Callable 2/15/30 @ 100 (a)	204	226
LYB International Finance III LLC, 3.38%, 5/1/30, Callable 2/1/30 @ 100	569	620
Packaging Corp. of America, 3.00%, 12/15/29, Callable 9/15/29 @ 100	1,619	1,775
Sonoco Products Co., 3.13%, 5/1/30, Callable 2/1/30 @ 100	752	824
Vulcan Materials Co., 3.50%, 6/1/30, Callable 3/1/30 @ 100	654	742
WRKCo, Inc., 3.00%, 6/15/33, Callable 3/15/33 @ 100	373	405
		5,006
Real Estate (0.7%):
AvalonBay Communities, Inc., 2.45%, 1/15/31, MTN, Callable 10/15/30 @ 100	983	1,052
Boston Properties LP, 3.25%, 1/30/31, Callable 10/30/30 @ 100	428	468
Essex Portfolio LP, 2.65%, 3/15/32, Callable 12/15/31 @ 100	1,134	1,204
GLP Capital LP/GLP Financing II, Inc., 4.00%, 1/15/31, Callable 10/15/30 @ 100	249	258
Host Hotels & Resorts LP, 3.50%, 9/15/30, Callable 6/15/30 @ 100	206	204
Lexington Realty Trust, 4.25%, 6/15/23, Callable 3/15/23 @ 100	1,400	1,443
Mid-America Apartments LP, 2.75%, 3/15/30, Callable 12/15/29 @ 100	1,619	1,747
Sabra Health Care LP, 5.13%, 8/15/26, Callable 5/15/26 @ 100	1,000	1,087
SBA Tower Trust, 2.84%, 1/15/25 (a)	692	722

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Cornerstone Moderate Fund	August 31, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
VICI Properties LP/VICI Note Co., Inc., 4.63%, 12/1/29, Callable 12/1/24 @ 102.31 (a)	$149	$155
		8,340
Utilities (1.4%):
AEP Texas, Inc., 3.45%, 1/15/50, Callable 7/15/49 @ 100	1,133	1,245
Alabama Power Co., 3.85%, 12/1/42	971	1,150
Ameren Corp., 3.50%, 1/15/31, Callable 10/15/30 @ 100	323	371
CenterPoint Energy, Inc., 2.50%, 9/1/24, Callable 8/1/24 @ 100	2,000	2,127
Cleco Corporate Holdings LLC, 3.38%, 9/15/29, Callable 6/15/29 @ 100	1,467	1,495
DTE Electric Co., 2.25%, 3/1/30, Callable 12/1/29 @ 100	972	1,038
Duke Energy Florida LLC, 3.85%, 11/15/42, Callable 5/15/42 @ 100	971	1,158
Exelon Generation Co. LLC, 3.25%, 6/1/25, Callable 5/1/25 @ 100	737	814
IPALCO Enterprises, Inc., 4.25%, 5/1/30, Callable 2/1/30 @ 100 (a)	738	819
ITC Holdings Corp., 2.95%, 5/14/30, Callable 2/14/30 @ 100 (a)	737	800
National Fuel Gas Co., 5.50%, 1/15/26, Callable 12/15/25 @ 100	984	1,079
NextEra Energy Capital Holdings, Inc., 3.34%, 9/1/20	2,133	2,133
The Narragansett Electric Co., 3.40%, 4/9/30, Callable 1/9/30 @ 100 (a)	486	556
Union Electric Co., 2.95%, 3/15/30, Callable 12/15/29 @ 100 (f)	1,618	1,829
		16,614
Total Corporate Bonds (Cost $170,858)		180,714

Yankee Dollar (1.8%)
Consumer Staples (0.1%):
Alimentation Couche-Tard, Inc., 2.95%, 1/25/30, Callable 10/25/29 @ 100 (a)	648	697

Energy (0.0%): (m)
Petroleos Mexicanos, 6.49%, 1/23/27, Callable 11/23/26 @ 100 (a)	554	546
Petronas Capital Ltd., 3.50%, 4/21/30, Callable 1/21/30 @ 100 (a)	49	55
		601
Financials (1.1%):
Athene Holding Ltd., 4.13%, 1/12/28, Callable 10/12/27 @ 100	3,200	3,490
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand, 5.38%, 4/17/25 (a)	464	523
Barclays PLC, 2.85%(LIBOR03M+245bps), 5/7/26, Callable 5/7/25 @ 100 (b)	979	1,035
Deutsche Bank AG, 3.96%(SOFR+258bps), 11/26/25, Callable 11/26/24 @ 100 (b)	972	1,044
Diageo Capital PLC, 2.13%, 4/29/32, Callable 1/29/32 @ 100	1,140	1,184
QBE Capital Funding III Ltd., 7.25%(USSW10+405bps), 5/24/41, Callable 5/24/21 @ 100 (a)(b)	3,430	3,554
Royal Bank of Canada, 1.60%, 4/17/23, MTN	1,138	1,172
Sumitomo Mitsui Financial Group, Inc., 2.45%, 9/27/24	1,000	1,064
		13,066
Health Care (0.0%): (m)
Royalty Pharma PLC, 2.20%, 9/2/30, Callable 6/2/30 @ 100 (a)(l)	276	274

Industrials (0.3%):
BAE Systems PLC, 3.40%, 4/15/30, Callable 1/15/30 @ 100 (a)	750	843
CK Hutchison International 19 II Ltd., 2.75%, 9/6/29, Callable 6/6/29 @ 100 (a)	1,500	1,608
Heathrow Funding Ltd., 4.88%, 7/15/21 (a)	650	667
		3,118

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Cornerstone Moderate Fund	August 31, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Materials (0.3%):
Anglo American Capital PLC, 5.63%, 4/1/30, Callable 1/1/30 @ 100 (a)	$606	$754
Braskem Netherlands Finance BV, 4.50%, 1/31/30 (a)	971	923
CCL Industries, Inc., 3.05%, 6/1/30, Callable 3/1/30 @ 100 (a)	739	769
Teck Resources Ltd., 6.13%, 10/1/35	1,038	1,218
		3,664
Total Yankee Dollar (Cost $20,087)		21,420

Municipal Bonds (1.4%)
Arizona (0.1%):
City of Phoenix Civic Improvement Corp. Revenue, 1.26%, 7/1/27	500	499

Florida (0.1%):
County of Broward Florida Airport System Revenue, Series C, 2.50%, 10/1/28	648	650
Hillsborough County School Board Certificate of Participation, Series B, 1.92%, 7/1/25	410	420
		1,070
Georgia (0.1%):
Athens Housing Authority Revenue, 2.42%, 12/1/26	1,380	1,479

Louisiana (0.1%):
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue, 1.55%, 2/1/27	665	667

Michigan (0.1%):
Michigan Finance Authority Revenue, 3.08%, 12/1/34	970	1,080

New Jersey (0.1%):
New Jersey Economic Development Authority Revenue, Series NNN, 2.88%, 6/15/24	624	634
New Jersey Transportation Trust Fund Authority Revenue, 4.08%, 6/15/39	250	249
North Hudson Sewerage Authority Revenue, 2.88%, 6/1/28	324	353
Rutgers The State University of New Jersey Revenue, Series S, 2.01%, 5/1/32	415	408
		1,644
New York (0.2%):
New York State Dormitory Authority Revenue
Series A, 2.46%, 7/1/32	745	759
Series B, 2.83%, 7/1/31	1,620	1,696
New York State Thruway Authority Revenue, Series M, 2.55%, 1/1/28	373	394
		2,849
Pennsylvania (0.2%):
Scranton School District, GO (INS-Build America Mutual Assurance Co.), 3.15%, 4/1/31	250	273
State Public School Building Authority Revenue, 3.05%, 4/1/28	647	663
University of Pittsburgh-of The Commonwealth System of Higher Education Revenue
Series C, 2.53%, 9/15/31	645	658
Series C, 2.58%, 9/15/32	325	331
Series C, 2.63%, 9/15/33	645	656
		2,581
Texas (0.4%):
City of Houston Texas Combined Utility System Revenue, 3.72%, 11/15/28	810	954
City of San Antonio, GO, 1.76%, 2/1/31, Continuously Callable @100	620	628
Dallas/Fort Worth International Airport Revenue, Series C, 1.75%, 11/1/27	415	416

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Cornerstone Moderate Fund	August 31, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares or Principal Amount	Value
Harris County Cultural Education Facilities Finance Corp. Revenue, Series B, 2.81%, 5/15/29	$645	$695
State of Texas, GO, 3.00%, 4/1/28	972	1,110
Waco Educational Finance Corp. Revenue, 1.38%, 3/1/26	575	578
		4,381
Total Municipal Bonds (Cost $15,583)		16,250

U.S. Government Agency Mortgages (5.4%)
Federal Home Loan Mortgage Corporation
Series K047, Class A2, 3.33%, 5/25/25 (c)	5,200	5,803
Series K151, Class A3, 3.51%, 4/25/30	5,000	5,862
Series K156, Class A2, 3.70%, 1/25/33 (c)	2,679	3,245
3.50%, 4/1/46 - 4/1/48	9,299	9,848
3.00%, 6/1/46 - 8/1/47	36,243	38,299
		63,057
Federal National Mortgage Association
Series 2016-M2, Class AV2, 2.15%, 1/25/23	1,340	1,382
Total U.S. Government Agency Mortgages (Cost $60,332)		64,439

U.S. Treasury Obligations (9.9%)
U.S. Treasury Bonds
3.13%, 8/15/44	8,600	11,691
3.00%, 11/15/44	6,000	8,007
2.38%, 11/15/49	5,000	6,115
U.S. Treasury Notes
2.50%, 1/31/21 (g)	2,000	2,020
1.13%, 2/28/21	15,664	15,742
1.63%, 11/15/22	18,000	18,588
1.63%, 4/30/23	14,658	15,235
2.25%, 11/15/25	5,000	5,504
1.63%, 2/15/26	20,000	21,403
2.25%, 2/15/27	3,500	3,906
2.38%, 5/15/29	7,850	9,026
Total U.S. Treasury Obligations (Cost $106,318)		117,237

Commercial Paper (0.4%)
PPL Electric Utilities, 0.16%, 9/3/20 (a)(n)	2,000	2,000

Glencore Funding LLC, 0.23%, 9/3/20 (a)(n)	1,000	1,000

Canadian Natural Resources Ltd., 0.18%, 9/14/20 (a)(n)	1,000	1,000

Hyundai Capital America, Inc., 0.16%, 9/2/20 (a)(n)	1,000	1,000

Total Commercial Paper (Cost $5,000)		5,000

Exchange-Traded Funds (41.6%)
Invesco DB Commodity Index Tracking Fund	114,500	1,550
Invesco FTSE RAFI Developed Markets ex-US ETF(f)	335,920	12,399
Invesco FTSE RAFI Emerging Markets ETF	686,690	12,532
iShares 20+ Year Treasury Bond ETF	93,194	15,115
iShares Core MSCI EAFE ETF	378,547	23,254
iShares Core MSCI Emerging Markets ETF	358,228	19,094

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Cornerstone Moderate Fund	August 31, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
iShares Core S&P 500 ETF	300,379	$105,364
iShares Core US Aggregate Bond ETF	98,188	11,623
iShares iBoxx $ Investment Grade Corporate Bond ETF	188,040	25,498
iShares MSCI Canada ETF(f)	300,292	8,621
iShares MSCI International Momentum Factor ETF	163,806	5,579
iShares MSCI International Quality Factor ETF(f)	176,095	5,582
Schwab Fundamental Emerging Markets Large Co. Index ETF	920,892	22,525
Schwab Fundamental International Large Co. Index ETF	1,549,839	39,196
Schwab Fundamental International Small Co. Index ETF(f)	266,700	8,030
SPDR Bloomberg Barclays High Yield Bond ETF	19,724	2,086
SPDR Gold Shares	75,215	13,902
SPDR S&P Emerging Markets Smallcap ETF	34,497	1,561
VanEck Vectors Gold Miners ETF	181,993	7,693
VanEck Vectors Junior Gold Miners ETF	24,379	1,467
Vanguard FTSE All-World ex-US ETF	53,331	2,755
Vanguard FTSE Developed Markets ETF	1,402,088	58,705
Vanguard FTSE Emerging Markets ETF(g)	184,826	8,168
Vanguard FTSE Europe ETF(f)	237,399	12,919
Vanguard Real Estate ETF(f)	101,145	8,269
Vanguard S&P 500 ETF(g)	93,187	29,915
Vanguard Short-Term Bond ETF	78,165	6,500
Vanguard Total Bond Market ETF	149,020	13,182
Vanguard Total Stock Market ETF(g)	18,018	3,194
WisdomTree Emerging Markets SmallCap Dividend Fund	59,797	2,534
Xtrackers USD High Yield Corporate Bond ETF	78,169	3,812
Total Exchange-Traded Funds (Cost $446,111)		492,624

Affiliated Exchange-Traded Funds (0.2%)
VictoryShares USAA MSCI Emerging Markets Value Momentum ETF(g)	51,500	2,076
Total Affiliated Exchange-Traded Funds (Cost $2,636)		2,076

Collateral for Securities Loaned^ (2.3%)
Goldman Sachs Financial Square Government Fund Institutional Shares, 0.02%(o)	7,601,294	7,602
HSBC U.S. Government Money Market Fund I Shares, 0.05%(o)	19,744,213	19,744
Total Collateral for Securities Loaned (Cost $27,346)		27,346
Total Investments (Cost $1,082,715) — 99.7%		1,181,074
Other assets in excess of liabilities — 0.3%		3,085
NET ASSETS - 100.00%		$1,184,159

At August 31, 2020, the Fund’s investments in foreign securities were 13.1% of net assets.
^	Purchased with cash collateral from securities on loan.
(a)	Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. As of August 31, 2020, the fair value of these securities was $82,742 (thousands) and amounted to 7.0% of net assets.
(b)	Variable or Floating-Rate Security. Rate disclosed is as of August 31, 2020.
(c)	The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate disclosed is the rate in effect at August 31, 2020.
(d)	Security is interest only.
(e)	Non-income producing security.
(f)	All or a portion of this security is on loan.
(g)	All or a portion of this security has been segregated as collateral for derivative instruments and/or when-issued securities.
(i)	Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.
(j)	The Fund's Adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. As of August 31, 2020, illiquid securities were 0.3% of the Fund's net assets.
(k)	Security was fair valued based using significant unobservable inputs as of August 31, 2020.

(l)	Security purchased on a when-issued basis.
(m)	Amount represents less than 0.05% of net assets.
(n)	Rate represents the effective yield at August 31, 2020.
(o)	Rate disclosed is the daily yield on August 31, 2020.

bps—Basis points
ETF—Exchange-Traded Fund
GO—General Obligation
LIBOR—London InterBank Offered Rate
LIBOR01M—1 Month US Dollar LIBOR, rate disclosed as of August 31, 2020, based on the last reset date of the security
LIBOR03M—3 Month US Dollar LIBOR, rate disclosed as of August 31, 2020, based on the last reset date of the security
LLC—Limited Liability Company
LP—Limited Partnership
MTN—Medium Term Note
PLC—Public Limited Company
REIT—Real Estate Investment Trust
SOFR—Secured Overnight Financing Rate
USSW10—USD 10 Year Swap Rate, rate disclosed as of August 31, 2020

Credit Enhancements—Adds the financial strength of the provider of the enhancement to support the issuer’s ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

INS	Principal and interest payments are insured by the name listed. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.

Futures Contracts Purchased

(Amounts not in thousands)
	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
S&P/Toronto Stock Exchange 60 Index Futures	40	9/17/20	$5,644,384	$6,066,554	$422,170
Swiss Market Index Futures	99	9/18/20	10,968,028	11,134,624	166,596
					$588,766

Futures Contracts Sold

(Amounts not in thousands)
	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Tokyo Price Index Futures	108	9/14/20	16,406,453	16,480,453	(74,000)

Total unrealized appreciation	$588,766
Total unrealized depreciation	(74,000)
Total net unrealized appreciation (depreciation)	$514,766

USAA Mutual Funds Trust	Schedule of Portfolio Investments
USAA Cornerstone Moderately Aggressive Fund	August 31, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Asset-Backed Securities (2.3%)
American Express Credit Account Master Trust, Series 2019-2, Class B, 2.86%, 11/15/24	$2,836	$2,906
Americredit Automobile Receivables Trust, Series 2018-1, Class C, 3.50%, 1/18/24, Callable 9/18/22 @ 100	4,640	4,831
Americredit Automobile Receivables Trust, Series 2018-2, Class A3, 3.15%, 3/20/23, Callable 2/18/23 @ 100	422	428
ARI Fleet Lease Trust, Series 2020-A, Class A3, 1.80%, 8/15/28, Callable 1/15/23 @ 100(a)	766	785
Canadian Pacer Auto Receivables Trust, Series 2018-1A, Class C, 3.82%, 4/19/24, Callable 4/19/21 @ 100(a)	2,084	2,123
CarMax Auto Owner Trust, Series 2020-1, Class B, 2.21%, 9/15/25, Callable 8/15/23 @ 100	1,084	1,127
Credit Acceptance Auto Loan Trust, Series 2018-3A, Class A, 3.55%, 8/15/27, Callable 10/15/21 @ 100(a)	2,701	2,743
Dell Equipment Finance Trust, Series 2020-1, Class A3, 2.24%, 2/22/23, Callable 10/22/22 @ 100(a)	569	587
Drive Auto Receivables Trust, Series 2018-4, Class D, 4.09%, 1/15/26, Callable 8/15/22 @ 100	1,137	1,188
Drive Auto Receivables Trust, Series 2019-1, Class C, 3.78%, 4/15/25, Callable 12/15/22 @ 100	1,247	1,281
Element Rail Leasing I LLC, Series 2014-1A, Class A2, 3.67%, 4/19/44(a)	2,320	2,333
Enterprise Fleet Financing LLC, Series 2020-1, Class A3, 1.86%, 12/22/25(a)	697	716
Evergreen Credit Card Trust, Series 2019-2, Class A, 1.90%, 9/15/24(a)	1,916	1,971
Exeter Automobile Receivables Trust, Series 2019-2A, Class C, 3.30%, 3/15/24, Callable 2/15/23 @ 100(a)	1,705	1,756
Exeter Automobile Receivables Trust, Series 2020-1A, Class B, 2.26%, 4/15/24, Callable 10/15/23 @ 100(a)	873	887
Exeter Automobile Receivables Trust, Series 2017-3A, Class D, 5.28%, 10/15/24, Callable 5/15/22 @ 100(a)	850	883
Ford Credit Auto Owner Trust, Series 2019-A, Class A3, 2.78%, 9/15/23, Callable 11/15/22 @ 100	612	628
Ford Credit Auto Owner Trust, Series 2020-1, Class B, 2.29%, 8/15/31, Callable 2/15/25 @ 100(a)	1,134	1,161
GM Financial Consumer Automobile Receivables Trust, Series 2020-2, Class A4, 1.74%, 8/18/25, Callable 7/16/23 @ 100	1,421	1,478
GM Financial Consumer Automobile Receivables Trust, Series 2020-1, Class A4, 1.90%, 3/17/25, Callable 3/16/23 @ 100	1,134	1,171
Goal Capital Funding Trust, Series 2005-2, Class A4, 0.45%(LIBOR03M+20bps), 8/25/44, Callable 11/25/20 @ 100(b)	1,313	1,251
Great American Auto Leasing, Inc., Series 2019-1, Class A3, 3.05%, 9/15/22, Callable 12/15/22 @ 100(a)	777	795
Hertz Vehicle Financing II LP, Series 2019-3A, Class A, 2.67%, 12/26/25(a)	789	791
HPEFS Equipment Trust, Series 2019-1A, Class C, 2.49%, 9/20/29, Callable 6/20/22 @ 100(a)	766	780
HPEFS Equipment Trust, Series 2020-1A, Class B, 1.89%, 2/20/30, Callable 12/20/22 @ 100(a)	436	444
John Deere Owner Trust, Series 2020-A, Class A4, 1.21%, 11/16/26, Callable 6/15/23 @ 100	1,701	1,735
Kubota Credit Owner Trust, Series 2020-1A, Class A4, 2.26%, 7/15/26, Callable 8/15/23 @ 100(a)	738	772
MMAF Equipment Finance LLC, Series 2017-B, Class A4, 2.41%, 11/15/24, Callable 9/15/26 @ 100(a)	1,701	1,746
Navient Student Loan Trust, Series 2015-2, Class B, 1.68%(LIBOR01M+150bps), 8/25/50, Callable 10/25/28 @ 100(b)	1,800	1,586

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Cornerstone Moderately Aggressive Fund	August 31, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
NP SPE II LLC, Series 2017-1A, Class A1, 3.37%, 10/21/47, Callable 10/20/27 @ 100(a)	$626	$620
OSCAR US Funding Trust IX LLC, Series 2018-2A, Class A4, 3.63%, 9/10/25(a)	4,600	4,803
SCF Equipment Leasing LLC, Series 2017-2A, Class A, 3.41%, 12/20/23, Callable 9/20/20 @ 100(a)	738	742
SCF Equipment Leasing LLC, Series 2020-1A, Class B, 2.02%, 3/20/28, Callable 3/20/25 @ 100(a)	869	870
SLM Student Loan Trust, Series 2006-2, Class B, 0.46%(LIBOR03M+22bps), 1/25/41, Callable 4/25/32 @ 100(b)	1,853	1,624
SLM Student Loan Trust, Series 2003-14, Class B, 0.79%(LIBOR03M+55bps), 10/25/65, Callable 1/25/29 @ 100(b)	660	608
Synchrony Credit Card Master Note Trust, Series 2016-2, Class C, 2.95%, 5/15/24	2,648	2,659
Synchrony Credit Card Master Note Trust, Series 2018-2, Class A, 3.47%, 5/15/26	3,015	3,230
Transportation Finance Equipment Trust, Series 2019-1, Class B, 2.06%, 5/23/24, Callable 9/23/23 @ 100(a)	600	615
Transportation Finance Equipment Trust, Series 2019-1, Class A4, 1.88%, 3/25/24, Callable 9/23/23 @ 100(a)	1,701	1,748
Trinity Rail Leasing LLC, Series 2019-2A, Class A2, 3.10%, 10/18/49, Callable 10/17/20 @ 100(a)	1,000	948
Westlake Automobile Receivables Trust, Series 2018-2A, Class D, 4.00%, 1/16/24, Callable 11/15/21 @ 100(a)	1,500	1,539
Westlake Automobile Receivables Trust, Series 2020-1A, Class B, 1.94%, 4/15/25, Callable 8/15/23 @ 100(a)	2,836	2,876
		63,765
Total Asset-Backed Securities (Cost $62,705)		63,765

Collateralized Mortgage Obligations (0.8%)
Banc of America Commercial Mortgage Trust, Series 2008-1, Class AJ, 6.79%, 2/10/51(c)	130	133
Banc of America Commercial Mortgage Trust, Series 2006-3, Class AM, 5.86%, 7/10/44(c)	3,874	775
BANK, Series 2019-BNK20, Class A3, 3.01%, 9/15/61	1,750	1,954
Barclays Commercial Mortgage Trust, Series 2019-C5, Class ASB, 2.99%, 11/15/52	1,322	1,443
Benchmark Mortgage Trust, Series 2019-B14, Class A5, 3.05%, 12/15/61	2,269	2,535
Benchmark Mortgage Trust, Series 2020-B17, Class ASB, 2.18%, 3/15/53	1,134	1,180
BTH Mortgage-Backed Securities Trust, Series 2018-21, Class A, 2.49%(LIBOR01M+250bps), 10/7/21(a)(b)	2,320	2,303
BX Trust, Series 2019-OC11, Class A, 3.20%, 12/9/41(a)	1,047	1,105
Citigroup Commercial Mortgage Trust, Series 2020-GC46, Class AAB, 2.61%, 1/15/53	1,134	1,213
Citigroup Commercial Mortgage Trust, Series 2020-555, Class A, 2.65%, 12/10/41(a)	1,701	1,794
COMM Mortgage Trust, Series 2014-277P, Class A, 3.73%, 8/10/49(a)(c)	1,138	1,218
COMM Mortgage Trust, Series 2019-GC44, Class ASB, 2.87%, 8/15/57	1,701	1,847
Credit Suisse Commercial Mortgage Trust, Series 2007-C1, Class AMFL, 0.35%(LIBOR01M+19bps), 2/15/40(b)	55	51
CSAIL Commercial Mortgage Trust, Series 2016-C6, Class XA, 2.06%, 1/15/49(c)(d)	21,871	1,635
DBJPM Mortgage Trust, Series 2016-SFC, Class A, 2.83%, 8/10/36(a)	1,000	958

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Cornerstone Moderately Aggressive Fund	August 31, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares or Principal Amount	Value
GE Commercial Mortgage Corp., Series 2007-C1, Class AM, 5.61%, 12/10/49(c)	$573	$291
GS Mortgage Securities Trust, Series 2020-GC45, Class A5, 2.91%, 2/13/53	720	795
GS Mortgage Securities Trust, Series 2020-GC45, Class AAB, 2.84%, 2/13/53	608	659
Manhattan West, Series 2020-1MW, Class A, 2.13%, 9/10/40(a)	711	733
UBS Commercial Mortgage Trust, Series 2012-C1, Class XA, 2.25%, 5/10/45(a)(c)(d)	20,811	477
		23,099
Total Collateralized Mortgage Obligations (Cost $25,601)		23,099

Common Stocks (25.3%)
Communication Services (1.9%):
Activision Blizzard, Inc.	38,493	3,215
Alphabet, Inc. Class C(e)	6,052	9,890
AMC Networks, Inc. Class A(e)	18,982	461
AT&T, Inc.	162,117	4,833
Cargurus, Inc.(e)	10,942	267
Charter Communications, Inc. Class A(e)	5,453	3,357
Comcast Corp. Class A	108,717	4,872
Electronic Arts, Inc.(e)	21,140	2,948
Facebook, Inc. Class A(e)	27,363	8,023
Fox Corp. Class A	132,578	3,694
Gray Television, Inc.(e)	19,226	298
John Wiley & Sons, Inc. Class A	3,946	125
Match Group, Inc.(e)	26,247	2,931
Shenandoah Telecommunications Co.	3,007	166
Sinclair Broadcast Group, Inc. Class A(f)	6,127	127
Sirius XM Holdings, Inc.	484,928	2,847
Verizon Communications, Inc.	85,278	5,054
		53,108
Consumer Discretionary (2.5%):
Amazon.com, Inc.(e)	3,817	13,172
Asbury Automotive Group, Inc.(e)(f)	3,325	352
AutoNation, Inc.(e)	5,475	311
AutoZone, Inc.(e)	2,479	2,966
Big Lots, Inc.	7,980	376
Booking Holdings, Inc.(e)	1,872	3,576
Capri Holdings Ltd.(e)	8,771	139
Cracker Barrel Old Country Store, Inc.	2,097	280
Crocs, Inc.(e)	5,272	210
Deckers Outdoor Corp.(e)	1,251	255
Dick's Sporting Goods, Inc.	5,120	277
Dollar General Corp.	15,301	3,089
Domino's Pizza, Inc.	13,842	5,661
eBay, Inc.	63,259	3,465
Foot Locker, Inc.	9,632	292
Gentex Corp.	7,631	207
Graham Holdings Co. Class B	287	123
Group 1 Automotive, Inc.	3,017	261
H&R Block, Inc.	12,013	174
Hanesbrands, Inc.	21,713	332
Helen of Troy Ltd.(e)	652	135
KB Home	5,462	195
Kontoor Brands, Inc.	15,946	352
La-Z-Boy, Inc.	5,178	168

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Cornerstone Moderately Aggressive Fund	August 31, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Lennar Corp. Class A	45,341	$3,392
Lithia Motors, Inc. Class A	1,022	255
Lowe's Cos., Inc.	23,008	3,789
Lululemon Athletica, Inc.(e)	8,371	3,145
Murphy USA, Inc.(e)	2,271	306
O'Reilly Automotive, Inc.(e)	6,535	3,043
Penske Automotive Group, Inc.	2,553	121
Qurate Retail, Inc. Class A(e)	23,864	264
Sally Beauty Holdings, Inc.(e)	13,715	153
Sleep Number Corp.(e)	3,415	164
Steven Madden Ltd.	5,080	108
Sturm Ruger & Co., Inc.(g)	2,221	157
Tesla, Inc.(e)	12,365	6,162
Texas Roadhouse, Inc.	3,310	209
The Home Depot, Inc.	34,761	9,908
The ODP Corp.	6,518	152
Toll Brothers, Inc.	6,366	269
Williams-Sonoma, Inc.	3,366	295
Wingstop, Inc.	1,417	232
Yum! Brands, Inc.	31,931	3,061
		71,553
Consumer Staples (1.5%):
Cal-Maine Foods, Inc.(e)	3,480	134
Colgate-Palmolive Co.	41,553	3,294
Flowers Foods, Inc.	9,890	242
Hostess Brands, Inc.(e)	13,473	173
Ingles Markets, Inc. Class A	6,443	260
Kimberly-Clark Corp.	20,179	3,183
Monster Beverage Corp.(e)	35,617	2,987
Philip Morris International, Inc.	99,719	7,957
Pilgrim's Pride Corp.(e)	12,801	205
Sprouts Farmers Market, Inc.(e)	10,839	253
The Clorox Co.	25,926	5,794
The Kroger Co.	178,090	6,354
The Procter & Gamble Co.	37,224	5,149
Tyson Foods, Inc. Class A	54,597	3,429
U.S. Foods Holding Corp.(e)	11,164	272
Walgreens Boots Alliance, Inc.	88,162	3,352
		43,038
Energy (0.7%):
Cabot Oil & Gas Corp.	137,666	2,611
Cactus, Inc. Class A	7,933	175
Chevron Corp.	51,851	4,352
ConocoPhillips	170,038	6,443
Continental Resources, Inc.(f)	15,169	261
Halliburton Co.	170,562	2,760
PBF Energy, Inc. Class A	25,026	214
Phillips 66	57,350	3,353
Renewable Energy Group, Inc.(e)(f)	13,104	438
		20,607
Financials (3.2%):
Affiliated Managers Group, Inc.	3,462	238
AGNC Investment Corp.	11,557	163
American Equity Investment Life Holding Co.	11,171	267
Annaly Capital Management, Inc.	30,649	225
Aon PLC Class A	15,776	3,155
BancFirst Corp.	2,868	126
Bank of Hawaii Corp.	6,314	348

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Cornerstone Moderately Aggressive Fund	August 31, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
BankUnited, Inc.	11,904	$278
Berkshire Hathaway, Inc. Class B(e)	25,777	5,620
Brown & Brown, Inc.	60,675	2,815
Cathay General Bancorp	11,036	273
Chimera Investment Corp.	22,773	203
Cullen/Frost Bankers, Inc.	4,195	291
Employers Holdings, Inc.	5,309	173
Essent Group Ltd.	12,462	445
Fifth Third Bancorp	170,347	3,519
First Republic Bank	24,844	2,805
Goosehead Insurance, Inc. Class A	2,861	294
Great Western Bancorp, Inc.	9,090	127
JPMorgan Chase & Co.	48,824	4,892
KeyCorp	236,887	2,918
Ladder Capital Corp.	17,491	130
LPL Financial Holdings, Inc.	2,318	190
MarketAxess Holdings, Inc.	5,781	2,809
Marsh & McLennan Cos., Inc.	26,885	3,089
MetLife, Inc.	92,735	3,567
MGIC Investment Corp.	16,429	151
Moody's Corp.	10,815	3,187
Morgan Stanley	73,187	3,825
Mr. Cooper Group, Inc.(e)	20,748	380
MSCI, Inc.	16,005	5,974
National General Holdings Corp.	7,906	269
Nelnet, Inc. Class A	2,544	167
New Residential Investment Corp.	19,066	148
New York Community Bancorp, Inc.	15,215	138
NMI Holdings, Inc. Class A(e)	13,719	235
Primerica, Inc.	1,966	246
Radian Group, Inc.	28,436	439
S&P Global, Inc.	18,801	6,889
State Street Corp.	49,777	3,389
SVB Financial Group(e)	11,881	3,034
Synchrony Financial	142,152	3,527
Synovus Financial Corp.	5,050	110
T. Rowe Price Group, Inc.	22,065	3,072
The Allstate Corp.	31,919	2,969
The Goldman Sachs Group, Inc.	18,691	3,829
The Progressive Corp.	69,049	6,562
TPG RE Finance Trust, Inc.	13,104	116
Universal Insurance Holdings, Inc.	14,402	267
Walker & Dunlop, Inc.	7,936	435
Webster Financial Corp.	6,449	177
Western Alliance Bancorp	10,789	381
		88,876
Health Care (4.1%):
AbbVie, Inc.	46,919	4,493
Amedisys, Inc.(e)	1,381	334
Amgen, Inc.	33,745	8,548
AMN Healthcare Services, Inc.(e)	6,690	360
Anthem, Inc.	13,516	3,805
Biogen, Inc.(e)	24,412	7,022
Bio-Rad Laboratories, Inc. Class A(e)	5,362	2,727
Bristol-Myers Squibb Co.	127,188	7,911
Bruker Corp.	6,755	284
Cerner Corp.	40,861	2,998
Chemed Corp.	833	431
Cigna Corp.	20,999	3,725
Corcept Therapeutics, Inc.(e)	28,577	363

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Cornerstone Moderately Aggressive Fund	August 31, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
CVS Health Corp.	60,138	$3,736
DexCom, Inc.(e)	6,908	2,939
Eli Lilly & Co.	24,404	3,621
Encompass Health Corp.	4,387	286
Exelixis, Inc.(e)	24,420	543
Halozyme Therapeutics, Inc.(e)	4,699	136
HCA Healthcare, Inc.	26,963	3,659
Hill-Rom Holdings, Inc.	3,887	365
Horizon Therapeutics PLC(e)	3,679	276
IDEXX Laboratories, Inc.(e)	7,943	3,106
Innoviva, Inc.(e)	17,774	208
Johnson & Johnson(g)	77,336	11,864
Ligand Pharmaceuticals, Inc.(e)(f)	2,679	273
MEDNAX, Inc.(e)	16,980	316
Medpace Holdings, Inc.(e)(f)	2,021	262
Merck & Co., Inc.	50,462	4,303
Meridian Bioscience, Inc.(e)	13,237	187
Mettler-Toledo International, Inc.(e)	3,051	2,962
PerkinElmer, Inc.	3,645	429
Pfizer, Inc.	125,721	4,751
Phibro Animal Health Corp. Class A	11,048	237
PRA Health Sciences, Inc.(e)	2,923	313
Prestige Consumer Healthcare, Inc.(e)	11,835	431
Regeneron Pharmaceuticals, Inc.(e)	4,996	3,097
ResMed, Inc.	15,787	2,854
Select Medical Holdings Corp.(e)	15,405	309
Simulations Plus, Inc.	2,887	172
Supernus Pharmaceuticals, Inc.(e)	17,112	376
Tenet Healthcare Corp.(e)	14,097	397
The Ensign Group, Inc.	7,156	419
United Therapeutics Corp.(e)	3,413	365
UnitedHealth Group, Inc.	32,694	10,219
Vertex Pharmaceuticals, Inc.(e)	11,851	3,308
Waters Corp.(e)	13,338	2,885
West Pharmaceutical Services, Inc.	10,378	2,947
		115,552
Industrials (2.4%):
3M Co.	21,091	3,438
ACCO Brands Corp.	18,246	118
AECOM(e)	7,193	284
Allison Transmission Holdings, Inc.	8,461	304
Apogee Enterprises, Inc.	7,294	153
ArcBest Corp.	5,252	178
Atkore International Group, Inc.(e)	7,681	205
Carrier Global Corp.	98,456	2,939
Cimpress PLC(e)	2,230	207
Crane Co.	4,432	251
CSX Corp.	50,443	3,857
Cummins, Inc.	16,832	3,488
Deluxe Corp.	4,273	121
Eaton Corp. PLC	36,072	3,683
EnPro Industries, Inc.	2,310	135
Equifax, Inc.	17,617	2,964
Fortune Brands Home & Security, Inc.	33,385	2,807
FTI Consulting, Inc.(e)	1,041	119
General Dynamics Corp.	23,589	3,523
GMS, Inc.(e)	9,506	252
GrafTech International Ltd.	42,396	282
Herman Miller, Inc.	17,339	413
Hillenbrand, Inc.	6,292	200

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Cornerstone Moderately Aggressive Fund	August 31, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Illinois Tool Works, Inc.	16,528	$3,265
Insperity, Inc.	4,458	300
Knoll, Inc.	8,869	114
Lockheed Martin Corp.	8,945	3,491
Masonite International Corp.(e)	2,569	235
MasTec, Inc.(e)	7,145	330
Meritor, Inc.(e)	6,966	159
MSC Industrial Direct Co., Inc.	4,200	277
Northrop Grumman Corp.	10,976	3,760
nVent Electric PLC	8,046	154
Old Dominion Freight Line, Inc.	14,500	2,932
Oshkosh Corp.	4,144	319
Otis Worldwide Corp.	93,362	5,872
Regal Beloit Corp.	4,384	433
Rockwell Automation, Inc.	13,071	3,013
Rollins, Inc.	50,917	2,808
Rush Enterprises, Inc. Class A	6,522	315
Steelcase, Inc. Class A	34,059	356
Teledyne Technologies, Inc.(e)	8,816	2,765
The Timken Co.	5,621	305
The Toro Co.	1,996	150
TriNet Group, Inc.(e)	4,495	305
Trinity Industries, Inc.(f)	6,105	125
Verisk Analytics, Inc.	15,571	2,907
Werner Enterprises, Inc.	5,112	235
WESCO International, Inc.(e)	6,748	316
WW Grainger, Inc.	8,303	3,034
		68,196
Information Technology (6.5%):
Accenture PLC Class A	16,342	3,921
Adobe, Inc.(e)	18,653	9,576
Apple, Inc.	440,772	56,877
Applied Materials, Inc.	57,068	3,515
Aspen Technology, Inc.(e)	2,382	303
Broadcom, Inc.	12,901	4,479
CACI International, Inc. Class A(e)	1,336	313
Cadence Design Systems, Inc.(e)	26,946	2,989
Cardtronics PLC Class A(e)	9,863	214
CDW Corp.	25,993	2,954
Ciena Corp.(e)	3,041	173
Cirrus Logic, Inc.(e)	4,721	286
Cisco Systems, Inc.	109,197	4,610
Citrix Systems, Inc.	20,111	2,920
Cognizant Technology Solutions Corp. Class A	53,693	3,590
Coherent, Inc.(e)	1,273	143
CoreLogic, Inc.	2,779	185
Coupa Software, Inc.(e)	9,551	3,130
CSG Systems International, Inc.	5,878	250
DocuSign, Inc.(e)	14,217	3,170
Euronet Worldwide, Inc.(e)	1,522	157
Fair Isaac Corp.(e)	663	279
HP, Inc.	164,418	3,214
Insight Enterprises, Inc.(e)	8,516	509
Intel Corp.	98,920	5,040
InterDigital, Inc.(f)	2,382	146
Intuit, Inc.	10,819	3,737
J2 Global, Inc.(e)	4,905	343
Jabil, Inc.	8,919	305
KBR, Inc.	11,806	295
KLA Corp.	13,977	2,867

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Cornerstone Moderately Aggressive Fund	August 31, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Kulicke & Soffa Industries, Inc.	5,639	$135
Lam Research Corp.	26,826	9,023
LogMeIn, Inc.	1,762	152
Manhattan Associates, Inc.(e)	3,223	313
Mastercard, Inc. Class A	14,617	5,236
MAXIMUS, Inc.	6,166	478
Methode Electronics, Inc.	5,630	159
Micron Technology, Inc.(e)	83,495	3,800
Microsoft Corp.(g)	63,559	14,334
NCR Corp.(e)	13,141	269
NIC, Inc.	13,072	280
NVIDIA Corp.	19,943	10,669
Oracle Corp.	74,662	4,272
Paylocity Holding Corp.(e)	906	133
Perspecta, Inc.	9,031	188
Proofpoint, Inc.(e)	1,164	128
Science Applications International Corp.	1,539	128
SMART Global Holdings, Inc.(e)	12,491	315
Super Micro Computer, Inc.(e)	9,149	251
SYNNEX Corp.	1,692	215
Teradyne, Inc.	2,711	230
Texas Instruments, Inc.	26,753	3,803
The Hackett Group, Inc.	22,191	280
VeriSign, Inc.(e)	14,318	3,076
Vishay Intertechnology, Inc.	18,994	304
VMware, Inc. Class A(e)(f)	24,521	3,542
		182,203
Materials (0.8%):
Air Products & Chemicals, Inc.	10,981	3,209

Berry Global Group, Inc.(e)	4,277	220

Huntsman Corp.	13,162	284
Hycroft Mining Holding Corp.(e)(f)	116,092	1,026
Linde PLC	14,670	3,664
LyondellBasell Industries NV Class A	94,484	6,187
Newmont Corp.	46,860	3,153
Reliance Steel & Aluminum Co.	3,957	415
Schweitzer-Mauduit International, Inc.	6,621	201
Silgan Holdings, Inc.	10,693	407
The Chemours Co.	15,907	329
The Sherwin-Williams Co.	4,792	3,216
Warrior Met Coal, Inc.	23,011	356
		22,667
Real Estate (0.8%):
Acadia Realty Trust	13,125	149
Alexander & Baldwin, Inc.	6,885	83
Alexandria Real Estate Equities, Inc.	2,669	449
American Tower Corp.	9,787	2,438
AvalonBay Communities, Inc.	3,068	485
Boston Properties, Inc.	3,210	279
Brixmor Property Group, Inc.	16,627	196
Camden Property Trust	2,125	193
CBRE Group, Inc. Class A(e)	7,240	340
City Office REIT, Inc.	14,096	113
Crown Castle International Corp.	9,105	1,486
Digital Realty Trust, Inc.	5,802	903
Duke Realty Corp.	8,025	309
EPR Properties	5,743	186

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Cornerstone Moderately Aggressive Fund	August 31, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Equinix, Inc.	1,853	$1,463
Equity LifeStyle Properties, Inc.	3,769	250
Equity Residential	8,161	461
Essex Property Trust, Inc.	1,474	319
Extra Space Storage, Inc.	2,860	305
Federal Realty Investment Trust	1,585	126
Gaming and Leisure Properties, Inc.	10,909	397
Gladstone Commercial Corp.	3,644	71
Healthpeak Properties, Inc.	11,122	307
Host Hotels & Resorts, Inc.	15,132	170
Invitation Homes, Inc.	11,854	339
Iron Mountain, Inc.(f)	6,165	186
iStar, Inc.(f)	12,824	159
Jones Lang LaSalle, Inc.	2,589	267
Kimco Realty Corp.	19,085	229
Lamar Advertising Co. Class A	3,951	274
LTC Properties, Inc.	10,600	387
Marcus & Millichap, Inc.(e)	2,401	68
Medical Properties Trust, Inc.	28,451	529
Mid-America Apartment Communities, Inc.	2,512	294
National Health Investors, Inc.	2,969	185
National Retail Properties, Inc.	3,842	136
Omega Healthcare Investors, Inc.	10,715	332
PotlatchDeltic Corp.	7,662	353
Prologis, Inc.	16,149	1,645
Public Storage	3,435	730
Realty Income Corp.	7,343	455
Regency Centers Corp.	3,740	149
Retail Properties of America, Inc.	25,395	160
SBA Communications Corp.	2,476	758
Simon Property Group, Inc.	6,713	455
Summit Hotel Properties, Inc.	17,427	103
Sun Communities, Inc.	2,039	304
The GEO Group, Inc.	11,686	130
UDR, Inc.	6,507	227
Universal Health Realty Income Trust	1,467	98
Ventas, Inc.	8,074	333
VEREIT, Inc.	23,718	159
VICI Properties, Inc.	9,996	223
Vornado Realty Trust	3,531	127
Welltower, Inc.	8,966	516
Weyerhaeuser Co.	15,947	483
WP Carey, Inc.	3,807	264
		22,535
Utilities (0.9%):
ALLETE, Inc.	3,980	215
Clearway Energy, Inc. Class C	7,370	188
Duke Energy Corp.(g)	45,936	3,691
Eversource Energy(g)	33,770	2,894
Exelon Corp.	96,872	3,576
IDACORP, Inc.	3,932	354
New Jersey Resources Corp.	9,955	300
NextEra Energy, Inc.(g)	13,011	3,632
NorthWestern Corp.	3,376	174
NRG Energy, Inc.	80,853	2,782
Southwest Gas Holdings, Inc.	4,439	279
The AES Corp.	163,606	2,904

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Cornerstone Moderately Aggressive Fund	August 31, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares or Principal Amount	Value
WEC Energy Group, Inc.(g)	31,765	$2,988
		23,977
Total Common Stocks (Cost $597,693)		712,312

Preferred Stocks (0.6%)
Communication Services (0.2%):
Qwest Corp., 6.50%, 9/1/56	220,000	5,544

Consumer Staples (0.2%):
CHS, Inc., cumulative redeemable, Series 1, 7.88%(i)	30,000	833
Dairy Farmers of America, Inc., cumulative redeemable, 7.88%(a)(i)	45,000	4,072
		4,905
Financials (0.2%):
American Overseas Group Ltd., non-cumulative, Series A(LIBOR03M+356bps), 12/15/66(b)(j)(k)	3,500	875
Delphi Financial Group, Inc., 3.47%(LIBOR03M+319bps), 5/15/37(b)(j)	309,253	6,185
		7,060
Total Preferred Stocks (Cost $20,110)		17,509

Corporate Bonds (10.6%)
Communication Services (0.4%):
AT&T, Inc., 2.30%, 6/1/27, Callable 4/1/27 @ 100	$1,709	1,816
Fox Corp., 3.05%, 4/7/25, Callable 3/7/25 @ 100	812	890
The Walt Disney Co., 2.20%, 1/13/28	758	803
T-Mobile USA, Inc., 3.88%, 4/15/30, Callable 1/15/30 @ 100 (a)(g)	2,064	2,365
Verizon Communications, Inc., 4.50%, 8/10/33	3,403	4,312
		10,186
Consumer Discretionary (0.3%):
AutoNation, Inc., 4.75%, 6/1/30, Callable 3/1/30 @ 100	683	802
eBay, Inc., 1.90%, 3/11/25, Callable 2/11/25 @ 100	1,984	2,082
General Motors Co., 6.80%, 10/1/27, Callable 8/1/27 @ 100	711	870
Hasbro, Inc., 3.55%, 11/19/26, Callable 9/19/26 @ 100	1,361	1,434
Nordstrom, Inc., 4.38%, 4/1/30, Callable 1/1/30 @ 100	1,134	915
O'Reilly Automotive, Inc., 4.20%, 4/1/30, Callable 1/1/30 @ 100	1,500	1,811
VF Corp., 2.95%, 4/23/30, Callable 1/23/30 @ 100	853	930
Volkswagen Group of America Finance LLC, 3.20%, 9/26/26, Callable 7/26/26 @ 100 (a)	711	782
		9,626
Consumer Staples (0.7%):
Altria Group, Inc., 3.40%, 5/6/30, Callable 2/6/30 @ 100	814	898
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc., 4.70%, 2/1/36, Callable 8/1/35 @ 100	2,836	3,395
BAT Capital Corp., 2.79%, 9/6/24, Callable 8/6/24 @ 100	3,000	3,194
Kraft Heinz Foods Co., 3.75%, 4/1/30, Callable 1/1/30 @ 100 (a)	1,277	1,363
McCormick & Co., Inc., 2.50%, 4/15/30, Callable 1/15/30 @ 100	497	535
Mondelez International, Inc., 2.75%, 4/13/30, Callable 1/13/30 @ 100	375	410
PepsiCo, Inc., 2.25%, 3/19/25, Callable 2/19/25 @ 100	2,639	2,834
Sysco Corp., 5.95%, 4/1/30, Callable 1/1/30 @ 100	668	844
The Coca-Cola Co., 3.45%, 3/25/30	1,750	2,088

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Cornerstone Moderately Aggressive Fund	August 31, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
The Procter & Gamble Co., 3.00%, 3/25/30	$1,138	$1,318
Unilever Capital Corp., 2.60%, 5/5/24, Callable 3/5/24 @ 100	3,000	3,216
		20,095
Energy (1.4%):
Cameron LNG LLC, 3.30%, 1/15/35, Callable 9/15/34 @ 100 (a)	2,165	2,444
Cheniere Corpus Christi Holdings LLC, 3.70%, 11/15/29, Callable 5/18/29 @ 100 (a)	2,837	2,999
Diamondback Energy, Inc., 3.25%, 12/1/26, Callable 10/1/26 @ 100	1,702	1,751
Enable Midstream Partners LP, 4.15%, 9/15/29, Callable 6/15/29 @ 100	3,000	2,787
Enbridge Energy Partners LP, 7.38%, 10/15/45, Callable 4/15/45 @ 100 (g)	1,300	1,934
Energy Transfer Operating LP, 3.75%, 5/15/30, Callable 2/15/30 @ 100	1,701	1,688
Enterprise Products Operating LLC, 2.80%, 1/31/30, Callable 10/31/29 @ 100	1,701	1,818
Enterprise TE Partners LP, 3.13%(LIBOR03M+278bps), 6/1/67, Callable 10/13/20 @ 100 (b)	500	399
EOG Resources, Inc., 4.38%, 4/15/30, Callable 1/15/30 @ 100	525	630
EQM Midstream Partners LP, 4.75%, 7/15/23, Callable 6/15/23 @ 100 (g)	5,600	5,706
EQT Corp., 7.00%, 2/1/30, Callable 11/1/29 @ 100	1,148	1,385
Exxon Mobil Corp., 2.99%, 3/19/25, Callable 2/19/25 @ 100 (g)	2,837	3,119
Florida Gas Transmission Co. LLC, 2.55%, 7/1/30, Callable 4/1/30 @ 100 (a)	711	746
Marathon Petroleum Corp., 4.70%, 5/1/25, Callable 4/1/25 @ 100	800	912
Midwest Connector Capital Co. LLC, 4.63%, 4/1/29, Callable 1/1/29 @ 100 (a)	1,708	1,716
National Oilwell Varco, Inc., 3.60%, 12/1/29, Callable 9/1/29 @ 100	2,269	2,235
Occidental Petroleum Corp.
3.50%, 8/15/29, Callable 5/15/29 @ 100	419	362
4.40%, 8/15/49, Callable 2/15/49 @ 100	1,134	880
ONEOK, Inc., 6.35%, 1/15/31, Callable 10/15/30 @ 100	711	842
Pioneer Natural Resources Co., 1.90%, 8/15/30, Callable 5/15/30 @ 100	750	729
Rockies Express Pipeline LLC, 4.80%, 5/15/30, Callable 2/15/30 @ 100 (a)	1,134	1,115
Targa Resources Partners LP/Targa Resources Partners Finance Corp., 5.50%, 3/1/30, Callable 3/1/25 @ 102.75 (a)	1,134	1,195
Western Midstream Operating LP, 3.10%, 2/1/25, Callable 1/1/25 @ 100	1,194	1,190
		38,582
Financials (3.3%):
Amcor Finance USA, Inc., 3.63%, 4/28/26, Callable 1/28/26 @ 100	500	558
AmTrust Financial Services, Inc., 6.13%, 8/15/23 (f)	3,607	3,295
Ares Capital Corp., 3.63%, 1/19/22, Callable 12/19/21 @ 100 (g)	5,950	6,122
Assurant, Inc., 3.70%, 2/22/30, Callable 11/22/29 @ 100	1,154	1,197
BancorpSouth Bank, 4.13%(LIBOR03M+247bps), 11/20/29, Callable 11/20/24 @ 100 (b)	1,458	1,453
BBVA USA, 3.88%, 4/10/25, Callable 3/10/25 @ 100	2,700	2,909
Belrose Funding Trust, 2.33%, 8/15/30, Callable 5/15/30 @ 100 (a)	1,704	1,701
Cadence Bancorp, 4.75%(LIBOR03M+303bps), 6/30/29, Callable 6/30/24 @ 100 (b)	500	417
Citizens Financial Group, Inc., 2.50%, 2/6/30, Callable 11/6/29 @ 100	1,701	1,799
Cullen/Frost Capital Trust II, 1.90%(LIBOR03M+155bps), 3/1/34, Callable 10/13/20 @ 100 (b)	9,000	6,554
First Horizon Bank, 5.75%, 5/1/30, Callable 2/1/30 @ 100	853	954
First Maryland Capital I, 1.28%(LIBOR03M+100bps), 1/15/27, Callable 10/13/20 @ 100 (b)	4,000	3,560
Ford Motor Credit Co. LLC, 4.06%, 11/1/24, Callable 10/1/24 @ 100	2,000	2,027
Glencore Funding LLC, 2.50%, 9/1/30, Callable 6/1/30 @ 100 (a)(l)	1,989	1,954

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Cornerstone Moderately Aggressive Fund	August 31, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Global Atlantic Financial Co., 4.40%, 10/15/29, Callable 7/15/29 @ 100 (a)	$1,459	$1,512
HSB Group, Inc., 1.19%(LIBOR03M+91bps), 7/15/27, Callable 10/13/20 @ 100 (b)	4,550	4,120
Hyundai Capital America, 3.75%, 7/8/21 (a)(g)	5,700	5,826
JPMorgan Chase & Co., 2.52%(SOFR+204bps), 4/22/31, Callable 4/22/30 @ 100 (b)	995	1,065
KeyCorp, 2.25%, 4/6/27, MTN	1,701	1,805
Level 3 Financing, Inc., 3.88%, 11/15/29, Callable 8/15/29 @ 100 (a)	2,268	2,462
Loews Corp., 3.20%, 5/15/30, Callable 2/15/30 @ 100	1,138	1,267
Manufactures & Traders Trust Co., 0.99%(LIBOR03M+64bps), 12/1/21, Callable 10/13/20 @ 100 (b)(g)	6,039	6,031
Nationwide Mutual Insurance Co., 2.60%(LIBOR03M+229bps), 12/15/24, Callable 10/13/20 @ 100 (a)(b)	11,510	11,451
New York Community Bancorp, Inc., 5.90%(LIBOR03M+278bps), 11/6/28, Callable 11/6/23 @ 100 (b)	426	429
Pinnacle Financial Partners, Inc., 4.13%(LIBOR03M+278bps), 9/15/29, Callable 9/15/24 @ 100 (b)	2,000	1,981
PNC Bank NA, 2.70%, 10/22/29	1,500	1,624
PPL Capital Funding, Inc., 4.13%, 4/15/30, Callable 1/15/30 @ 100	1,138	1,345
Prudential Financial, Inc., 5.62%(LIBOR03M+392bps), 6/15/43, Callable 6/15/23 @ 100 (b)	5,400	5,793
Regions Financial Corp., 2.25%, 5/18/25, Callable 4/18/25 @ 100	1,281	1,361
Santander Holdings USA, Inc., 3.45%, 6/2/25, Callable 5/2/25 @ 100	714	769
Signature Bank, 4.13%(LIBOR03M+256bps), 11/1/29, Callable 11/1/24 @ 100 (b)	2,000	2,010
Texas Capital Bank NA, 5.25%, 1/31/26	1,135	1,163
The Allstate Corp., 5.75%(LIBOR03M+294bps), 8/15/53, Callable 8/15/23 @ 100 (b)	1,180	1,267
The Progressive Corp., 3.20%, 3/26/30, Callable 12/26/29 @ 100	340	392
Toyota Motor Credit Corp., 3.38%, 4/1/30, MTN	1,071	1,251
Truist Bank, 0.95%(LIBOR03M+67bps), 5/15/27, Callable 10/13/20 @ 100 (b)	1,000	928
Wells Fargo & Co., 2.19%(SOFR+200bps), 4/30/26, Callable 4/30/25 @ 100 (b)	1,279	1,339
Zions Bancorp NA, 3.25%, 10/29/29, Callable 7/29/29 @ 100	2,269	2,257
		93,948
Health Care (0.7%):
AbbVie, Inc., 3.20%, 11/21/29, Callable 8/21/29 @ 100 (a)(g)	2,268	2,514
Biogen, Inc., 2.25%, 5/1/30, Callable 2/1/30 @ 100	1,990	2,055
Commonspirit Health, 3.35%, 10/1/29, Callable 4/1/29 @ 100	1,500	1,599
CVS Health Corp., 3.25%, 8/15/29, Callable 5/15/29 @ 100 (g)	3,747	4,172
DENTSPLY SIRONA, Inc., 3.25%, 6/1/30, Callable 3/1/30 @ 100	1,282	1,390
Duke University Health System, Inc., 2.60%, 6/1/30	850	909
HCA, Inc., 5.13%, 6/15/39, Callable 12/15/38 @ 100	2,836	3,518
Laboratory Corp. of America Holdings, 2.95%, 12/1/29, Callable 9/1/29 @ 100	1,702	1,864
Thermo Fisher Scientific, Inc., 4.13%, 3/25/25, Callable 2/25/25 @ 100	1,138	1,306
Upjohn, Inc., 2.30%, 6/22/27, Callable 4/22/27 @ 100 (a)	427	445
		19,772
Industrials (1.5%):
Ashtead Capital, Inc.
4.00%, 5/1/28, Callable 5/1/23 @ 102 (a)	1,405	1,471
4.25%, 11/1/29, Callable 11/1/24 @ 102.13 (a)	304	321
BNSF Funding Trust, 6.61%(LIBOR03M+235bps), 12/15/55, Callable 1/15/26 @ 100 (b)	5,325	5,985
Carlisle Cos., Inc., 2.75%, 3/1/30, Callable 12/1/29 @ 100	1,701	1,804
Carrier Global Corp., 3.38%, 4/5/40, Callable 10/5/39 @ 100 (a)	851	886

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Cornerstone Moderately Aggressive Fund	August 31, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Caterpillar, Inc., 2.60%, 4/9/30, Callable 1/9/30 @ 100	$853	$937
CoStar Group, Inc., 2.80%, 7/15/30, Callable 4/15/30 @ 100 (a)	382	402
Dover Corp., 2.95%, 11/4/29, Callable 8/4/29 @ 100	1,702	1,851
FedEx Corp., 4.25%, 5/15/30, Callable 2/15/30 @ 100	1,250	1,498
Ferguson Finance PLC, 3.25%, 6/2/30, Callable 3/2/30 @ 100 (a)	769	821
General Dynamics Corp., 3.50%, 4/1/27, Callable 2/1/27 @ 100	1,138	1,303
Georgia-Pacific LLC, 2.10%, 4/30/27, Callable 2/28/27 @ 100 (a)	1,990	2,096
Hillenbrand, Inc., 4.50%, 9/15/26, Callable 7/15/26 @ 100	1,500	1,607
IDEX Corp., 3.00%, 5/1/30, Callable 2/1/30 @ 100	1,990	2,180
Otis Worldwide Corp., 3.11%, 2/15/40, Callable 8/15/39 @ 100 (a)	1,134	1,212
Penske Truck Leasing Co. LP/PTL Finance Corp., 4.00%, 7/15/25, Callable 6/15/25 @ 100 (a)	1,138	1,277
Ryder System, Inc.
3.50%, 6/1/21, MTN (g)	5,750	5,876
2.90%, 12/1/26, Callable 10/1/26 @ 100, MTN	2,837	3,032
Southwest Airlines Co., 5.13%, 6/15/27, Callable 4/15/27 @ 100	912	988
The Boeing Co., 5.71%, 5/1/40, Callable 11/1/39 @ 100	1,706	1,972
The Conservation Fund A Nonprofit Corp., 3.47%, 12/15/29, Callable 9/15/29 @ 100	2,300	2,485
United Airlines Pass Through Trust, 2.90%, 11/1/29	3,000	2,497
Westinghouse Air Brake Technologies Corp., 3.20%, 6/15/25, Callable 5/15/25 @ 100	304	321
		42,822
Information Technology (0.5%):
Amphenol Corp., 2.80%, 2/15/30, Callable 11/15/29 @ 100	3,000	3,301
Analog Devices, Inc., 2.95%, 4/1/25, Callable 3/1/25 @ 100	427	468
Broadcom, Inc., 4.30%, 11/15/32, Callable 8/15/32 @ 100	711	817
Hewlett Packard Enterprise Co., 4.65%, 10/1/24, Callable 9/1/24 @ 100	1,138	1,287
HP, Inc., 3.40%, 6/17/30, Callable 3/17/30 @ 100	1,285	1,388
Jabil, Inc., 3.00%, 1/15/31, Callable 10/15/30 @ 100	382	388
Keysight Technologies, Inc., 3.00%, 10/30/29, Callable 7/30/29 @ 100	2,039	2,234
Microsoft Corp., 3.45%, 8/8/36, Callable 2/8/36 @ 100	3,686	4,441
		14,324
Materials (0.3%):
Avery Dennison Corp., 2.65%, 4/30/30, Callable 2/1/30 @ 100	680	723
Colonial Enterprises, Inc., 3.25%, 5/15/30, Callable 2/15/30 @ 100 (a)	356	395
LYB International Finance III LLC, 3.38%, 5/1/30, Callable 2/1/30 @ 100	994	1,084
Packaging Corp. of America, 3.00%, 12/15/29, Callable 9/15/29 @ 100	2,836	3,108
Sonoco Products Co., 3.13%, 5/1/30, Callable 2/1/30 @ 100	1,316	1,441
Vulcan Materials Co., 3.50%, 6/1/30, Callable 3/1/30 @ 100	1,137	1,290
WRKCo, Inc., 3.00%, 6/15/33, Callable 3/15/33 @ 100	647	703
		8,744
Real Estate (0.5%):
AvalonBay Communities, Inc., 2.45%, 1/15/31, MTN, Callable 10/15/30 @ 100	1,705	1,824
Boston Properties LP, 3.25%, 1/30/31, Callable 10/30/30 @ 100	746	815
Essex Portfolio LP, 2.65%, 3/15/32, Callable 12/15/31 @ 100	1,985	2,108
GLP Capital LP/GLP Financing II, Inc., 4.00%, 1/15/31, Callable 10/15/30 @ 100	426	442
Host Hotels & Resorts LP, 3.50%, 9/15/30, Callable 6/15/30 @ 100	354	350
Lexington Realty Trust, 4.25%, 6/15/23, Callable 3/15/23 @ 100	1,400	1,443
Mid-America Apartments LP, 2.75%, 3/15/30, Callable 12/15/29 @ 100	2,836	3,060
Sabra Health Care LP, 5.13%, 8/15/26, Callable 5/15/26 @ 100	1,000	1,087
SBA Tower Trust, 2.84%, 1/15/25 (a)	1,125	1,174

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Cornerstone Moderately Aggressive Fund	August 31, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
VICI Properties LP/VICI Note Co., Inc., 4.63%, 12/1/29, Callable 12/1/24 @ 102.31 (a)	$262	$274
		12,577
Utilities (1.0%):
AEP Texas, Inc., 3.45%, 1/15/50, Callable 7/15/49 @ 100	1,985	2,181
Alabama Power Co., 3.85%, 12/1/42	1,702	2,016
Ameren Corp., 3.50%, 1/15/31, Callable 10/15/30 @ 100	569	654
CenterPoint Energy, Inc., 2.50%, 9/1/24, Callable 8/1/24 @ 100	2,000	2,127
Cleco Corporate Holdings LLC, 3.38%, 9/15/29, Callable 6/15/29 @ 100	1,650	1,682
DTE Electric Co., 2.25%, 3/1/30, Callable 12/1/29 @ 100	1,701	1,816
Duke Energy Florida LLC, 3.85%, 11/15/42, Callable 5/15/42 @ 100	1,702	2,030
Exelon Generation Co. LLC, 3.25%, 6/1/25, Callable 5/1/25 @ 100	1,281	1,415
IPALCO Enterprises, Inc., 4.25%, 5/1/30, Callable 2/1/30 @ 100 (a)	1,294	1,436
ITC Holdings Corp., 2.95%, 5/14/30, Callable 2/14/30 @ 100 (a)	1,279	1,388
National Fuel Gas Co., 5.50%, 1/15/26, Callable 12/15/25 @ 100	1,709	1,873
NextEra Energy Capital Holdings, Inc., 3.34%, 9/1/20	3,800	3,800
The Narragansett Electric Co., 3.40%, 4/9/30, Callable 1/9/30 @ 100 (a)	853	976
Union Electric Co., 2.95%, 3/15/30, Callable 12/15/29 @ 100	2,837	3,207
		26,601
Total Corporate Bonds (Cost $281,471)		297,277

Yankee Dollar (1.4%)
Consumer Staples (0.1%):
Alimentation Couche-Tard, Inc., 2.95%, 1/25/30, Callable 10/25/29 @ 100 (a)	1,134	1,219

Energy (0.0%): (m)
Petroleos Mexicanos, 6.49%, 1/23/27, Callable 11/23/26 @ 100 (a)	973	958
Petronas Capital Ltd., 3.50%, 4/21/30, Callable 1/21/30 @ 100 (a)	85	97
		1,055
Financials (0.8%):
Athene Holding Ltd., 4.13%, 1/12/28, Callable 10/12/27 @ 100	5,750	6,270
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand, 5.38%, 4/17/25 (a)	812	916
Barclays PLC, 2.85%(LIBOR03M+245bps), 5/7/26, Callable 5/7/25 @ 100 (b)	1,706	1,803
Deutsche Bank AG, 3.96%(SOFR+258bps), 11/26/25, Callable 11/26/24 @ 100 (b)	1,701	1,828
Diageo Capital PLC, 2.13%, 4/29/32, Callable 1/29/32 @ 100	1,990	2,067
QBE Capital Funding III Ltd., 7.25%(USSW10+405bps), 5/24/41, Callable 5/24/21 @ 100 (a)(b)	5,900	6,113
Royal Bank of Canada, 1.60%, 4/17/23, MTN	1,989	2,049
Sumitomo Mitsui Financial Group, Inc., 2.45%, 9/27/24	1,600	1,702
		22,748
Health Care (0.0%): (m)
Royalty Pharma PLC, 2.20%, 9/2/30, Callable 6/2/30 @ 100 (a)(l)	474	470

Industrials (0.2%):
BAE Systems PLC, 3.40%, 4/15/30, Callable 1/15/30 @ 100 (a)	1,500	1,685
CK Hutchison International 19 II Ltd., 2.75%, 9/6/29, Callable 6/6/29 @ 100 (a)	3,000	3,215
Heathrow Funding Ltd., 4.88%, 7/15/21 (a)	1,137	1,168
		6,068

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Cornerstone Moderately Aggressive Fund	August 31, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Materials (0.3%):
Anglo American Capital PLC, 5.63%, 4/1/30, Callable 1/1/30 @ 100 (a)	$1,067	$1,327
Braskem Finance Ltd., 6.45%, 2/3/24	500	543
Braskem Netherlands Finance BV, 4.50%, 1/31/30 (a)	1,702	1,619
CCL Industries, Inc., 3.05%, 6/1/30, Callable 3/1/30 @ 100 (a)	1,281	1,332
Teck Resources Ltd., 6.13%, 10/1/35	1,818	2,134
		6,955
Total Yankee Dollar (Cost $36,073)		38,515

Municipal Bonds (1.0%)
Arizona (0.0%):(m)
City of Phoenix Civic Improvement Corp. Revenue, 1.26%, 7/1/27	1,000	998

Florida (0.0%):(m)
County of Broward Florida Airport System Revenue, Series C, 2.50%, 10/1/28	1,134	1,137
Hillsborough County School Board Certificate of Participation, Series B, 1.92%, 7/1/25	710	728
		1,865
Georgia (0.1%):
Athens Housing Authority Revenue, 2.42%, 12/1/26	2,420	2,593

Louisiana (0.0%):(m)
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue, 1.55%, 2/1/27	1,140	1,143

Michigan (0.1%):
Michigan Finance Authority Revenue, 3.08%, 12/1/34	1,700	1,893

New Jersey (0.1%):
New Jersey Economic Development Authority Revenue, Series NNN, 2.88%, 6/15/24	1,094	1,111
New Jersey Transportation Trust Fund Authority Revenue, 4.08%, 6/15/39	435	433
North Hudson Sewerage Authority Revenue, 2.88%, 6/1/28	567	618
Rutgers The State University of New Jersey Revenue, Series S, 2.01%, 5/1/32	710	699
		2,861
New York (0.2%):
New York State Dormitory Authority Revenue
Series A, 2.46%, 7/1/32	1,280	1,304
Series B, 2.83%, 7/1/31	2,835	2,968
New York State Thruway Authority Revenue, Series M, 2.55%, 1/1/28	655	692
		4,964
Pennsylvania (0.2%):
Scranton School District, GO (INS-Build America Mutual Assurance Co.)
3.05%, 4/1/29	800	870
3.10%, 4/1/30	579	631
State Public School Building Authority Revenue, 3.05%, 4/1/28	1,135	1,164
University of Pittsburgh-of The Commonwealth System of Higher Education Revenue
Series C, 2.53%, 9/15/31	1,135	1,159
Series C, 2.58%, 9/15/32	565	575
Series C, 2.63%, 9/15/33	1,135	1,154
		5,553
Texas (0.3%):
City of Houston Texas Combined Utility System Revenue, 3.72%, 11/15/28	1,415	1,667

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Cornerstone Moderately Aggressive Fund	August 31, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
City of San Antonio, GO, 1.76%, 2/1/31, Continuously Callable @100	$1,065	$1,080
Dallas/Fort Worth International Airport Revenue, Series C, 1.75%, 11/1/27	710	711
Ector County Hospital District Revenue, Build America Bond
6.80%, 9/15/25, Continuously Callable @100	150	150
Series B, 7.18%, 9/15/35, Continuously Callable @100	300	300
Harris County Cultural Education Facilities Finance Corp. Revenue, Series B, 2.81%, 5/15/29	1,135	1,223
State of Texas, GO, 3.00%, 4/1/28	1,701	1,942
Waco Educational Finance Corp. Revenue, 1.38%, 3/1/26	800	804
		7,877
Total Municipal Bonds (Cost $28,501)		29,747

U.S. Government Agency Mortgages (4.6%)
Federal Home Loan Mortgage Corporation
Series K047, Class A2, 3.33%, 5/25/25 (c)	8,400	9,374
Series K053, Class A2, 3.00%, 12/25/25	14,000	15,513
Series K151, Class A3, 3.51%, 4/25/30	9,000	10,552
Series K156, Class A2, 3.70%, 1/25/33 (c)	4,285	5,190
3.50%, 4/1/46 - 4/1/48	15,768	16,714
3.00%, 6/1/46 - 6/1/47	61,328	64,810
4.00%, 7/1/48	4,198	4,471
		126,624
Federal National Mortgage Association
Series 2016-M2, Class AV2, 2.15%, 1/25/23	2,233	2,303

Government National Mortgage Association
6.50%, 4/15/24	3	3

Total U.S. Government Agency Mortgages (Cost $120,604)		128,930

U.S. Treasury Obligations (7.5%)
U.S. Treasury Bonds
3.13%, 8/15/44	19,200	26,100
2.38%, 11/15/49	10,000	12,230
U.S. Treasury Notes
1.13%, 2/28/21	36,125	36,304
1.88%, 7/31/22	3,382	3,494
1.63%, 8/15/22	26,970	27,751
1.63%, 11/15/22	20,000	20,653
1.63%, 4/30/23	29,000	30,142
2.75%, 11/15/23	1,000	1,082
2.25%, 11/15/25	5,000	5,504
1.63%, 2/15/26	37,000	39,596
2.38%, 5/15/27 (g)	6,100	6,875
Total U.S. Treasury Obligations (Cost $192,701)		209,731

Commercial Paper (0.8%)
CenterPoint Energy Resources Corp., 0.11%, 9/2/20 (a)(n)	4,000	4,000

Alliant Energy, 0.16%, 9/1/20 (a)(n)	4,000	4,000

PPL Electric Utilities, 0.16%, 9/3/20 (a)(n)	2,000	2,000

Glencore Funding LLC, 0.23%, 9/3/20 (a)(n)	3,000	3,000

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Cornerstone Moderately Aggressive Fund	August 31, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares or Principal Amount	Value
Canadian Natural Resources Ltd., 0.18%, 9/14/20 (a)(n)	$3,000	$3,000
Hyundai Capital America, Inc., 0.16%, 9/2/20 (a)(n)	2,000	2,000
Hannover Funding Co. LLC, 0.34%, 9/2/20 (a)(n)	4,000	4,000
Total Commercial Paper (Cost $22,000)		22,000

Exchange-Traded Funds (42.1%)
Invesco DB Commodity Index Tracking Fund	256,100	3,468
Invesco FTSE RAFI Developed Markets ex-US ETF	653,206	24,110
Invesco FTSE RAFI Emerging Markets ETF	1,539,501	28,096
iShares 20+ Year Treasury Bond ETF	215,965	35,027
iShares Core MSCI EAFE ETF	603,257	37,058
iShares Core MSCI Emerging Markets ETF	1,526,259	81,350
iShares Core S&P 500 ETF	224,245	78,658
iShares Core S&P Small-Cap ETF(f)	108,545	8,029
iShares Core US Aggregate Bond ETF	215,506	25,509
iShares iBoxx $ Investment Grade Corporate Bond ETF	374,592	50,795
iShares MSCI Canada ETF(f)	710,921	20,411
iShares MSCI International Momentum Factor ETF	495,101	16,863
iShares MSCI International Quality Factor ETF(f)	532,234	16,872
Schwab Fundamental Emerging Markets Large Co. Index ETF(f)	2,206,197	53,964
Schwab Fundamental International Large Co. Index ETF	3,168,339	80,127
Schwab Fundamental International Small Co. Index ETF(f)	593,600	17,873
SPDR Gold Shares	212,015	39,187
SPDR S&P Emerging Markets Smallcap ETF	107,983	4,885
VanEck Vectors Gold Miners ETF	650,817	27,510
VanEck Vectors Junior Gold Miners ETF	101,000	6,079
Vanguard FTSE All-World ex-US ETF	184,964	9,555
Vanguard FTSE Developed Markets ETF(f)	5,372,466	224,945
Vanguard FTSE Emerging Markets ETF(g)	389,627	17,218
Vanguard FTSE Europe ETF(f)	816,781	44,449
Vanguard Mid-Capital ETF	30,077	5,409
Vanguard Mortgage-Backed Securities ETF	104,857	5,703
Vanguard Real Estate ETF(f)	350,311	28,638
Vanguard S&P 500 ETF(g)	318,929	102,383
Vanguard Short-Term Bond ETF	325,167	27,041
Vanguard Small-Cap Value ETF(g)	96,209	11,117
Vanguard Total Bond Market ETF	360,476	31,888
WisdomTree Emerging Markets SmallCap Dividend Fund	202,622	8,587
Xtrackers USD High Yield Corporate Bond ETF(f)	190,204	9,274
Total Exchange-Traded Funds (Cost $1,075,256)		1,182,078

Affiliated Exchange-Traded Funds (0.1%)
VictoryShares USAA MSCI Emerging Markets Value Momentum ETF(g)	68,000	2,742
Total Affiliated Exchange-Traded Funds (Cost $3,463)		2,742

Collateral for Securities Loaned^ (3.2%)
Goldman Sachs Financial Square Government Fund Institutional Shares, 0.02%(o)	62,379,975	62,380
HSBC U.S. Government Money Market Fund I Shares, 0.05%(o)	28,529,966	28,530
Total Collateral for Securities Loaned (Cost $90,910)		90,910
Total Investments (Cost $2,557,088) — 100.3%		2,818,615
Liabilities in excess of other assets — (0.3)%		(8,315)
NET ASSETS - 100.00%		$2,810,300

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Cornerstone Moderately Aggressive Fund	August 31, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

At August 31, 2020, the Fund’s investments in foreign securities were 13.1% of net assets.
^	Purchased with cash collateral from securities on loan.
(a)	Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. As of August 31, 2020, the fair value of these securities was $147,532 (thousands) and amounted to 5.2% of net assets.
(b)	Variable or Floating-Rate Security. Rate disclosed is as of August 31, 2020.
(c)	The rate for certain asset-backed and mortgage backed securities may vary based on factors relating to the pool of assets underlying the security. The rate disclosed is the rate in effect at August 31, 2020.
(d)	Security is interest only.
(e)	Non-income producing security.
(f)	All or a portion of this security is on loan.
(g)	All or a portion of this security has been segregated as collateral for derivative instruments and/or when-issued securities.

(i)	Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.
(j)	The Fund's Adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. As of August 31, 2020, illiquid securities were 0.3% of the Fund's net assets.
(k)	Security was fair valued based using significant unobservable inputs as of August 31, 2020.
(l)	Security purchased on a when-issued basis.
(m)	Amount represents less than 0.05% of net assets.
(n)	Rate represents the effective yield at August 31, 2020.
(o)	Rate disclosed is the daily yield on August 31, 2020.

bps—Basis points
ETF—Exchange-Traded Fund
GO—General Obligation
LIBOR—London InterBank Offered Rate
LIBOR01M—1 Month US Dollar LIBOR, rate disclosed as of August 31, 2020, based on the last reset date of the security
LIBOR03M—3 Month US Dollar LIBOR, rate disclosed as of August 31, 2020, based on the last reset date of the security
LLC—Limited Liability Company
LP—Limited Partnership
MTN—Medium Term Note
PLC—Public Limited Company
REIT—Real Estate Investment Trust
SOFR—Secured Overnight Financing Rate
USSW10—USD 10 Year Swap Rate, rate disclosed as of August 31, 2020

Credit Enhancements—Adds the financial strength of the provider of the enhancement to support the issuer’s ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

INS	Principal and interest payments are insured by the name listed. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.

Futures Contracts Purchased

(Amounts not in thousands)

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
S&P/Toronto Stock Exchange 60 Index Futures	98	9/17/20	$13,887,960	$14,863,058	$975,098
Swiss Market Index Futures	229	9/18/20	25,391,828	25,755,848	364,020
					$1,339,118

Futures Contracts Sold

(Amounts not in thousands)

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Tokyo Price Index Futures	223	9/14/20	$33,881,935	$34,029,084	$(147,149)

	Total unrealized appreciation				$1,339,118
	Total unrealized depreciation				(147,149)
	Total net unrealized appreciation (depreciation)				$1,191,969

USAA Mutual Funds Trust	Schedule of Portfolio Investments
USAA Growth and Tax Strategy Fund	August 31, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Common Stocks (48.4%)
Blue Chips Stock (48.4%)
Communication Services (5.3%):
Activision Blizzard, Inc.	9,016	$753
Alphabet, Inc. Class A(a)	3,059	4,985
Alphabet, Inc. Class C(a)	3,047	4,979
AT&T, Inc.	58,947	1,757
CenturyLink, Inc.	12,154	131
Charter Communications, Inc. Class A(a)	1,764	1,086
Comcast Corp. Class A	49,729	2,228
Discovery, Inc. Class A(a)(b)	2,013	45
Discovery, Inc. Class C(a)	3,462	69
DISH Network Corp. Class A(a)	2,685	95
Electronic Arts, Inc.(a)	3,504	489
Facebook, Inc. Class A(a)	25,934	7,604
Fox Corp. Class A	4,287	120
Fox Corp. Class B	1,992	55
Live Nation Entertainment, Inc.(a)	1,845	105
Netflix, Inc.(a)	4,910	2,600
News Corp. Class A	4,785	72
News Corp. Class B	1,499	23
Omnicom Group, Inc.	2,639	143
Take-Two Interactive Software, Inc.(a)	1,508	258
The Interpublic Group of Cos., Inc.	2,760	49
The Walt Disney Co.	19,353	2,552
T-Mobile U.S., Inc.(a)	5,490	641
Twitter, Inc.(a)	7,251	294
Verizon Communications, Inc.	45,085	2,672
ViacomCBS, Inc. Class B	6,762	188
		33,993
Consumer Discretionary (5.7%):
Advance Auto Parts, Inc.	867	136
Amazon.com, Inc.(a)	4,556	15,723
Aptiv PLC	2,354	203
AutoZone, Inc.(a)	255	305
Best Buy Co., Inc.	2,415	268
Booking Holdings, Inc.(a)	441	843
BorgWarner, Inc.	1,420	58
Capri Holdings Ltd.(a)	1,926	30
CarMax, Inc.(a)	2,090	223
Carnival Corp.	2,980	49
Chipotle Mexican Grill, Inc.(a)	325	426
D.R. Horton, Inc.	3,224	230
Darden Restaurants, Inc.	1,633	142

Dollar General Corp.	2,615	528
Dollar Tree, Inc.(a)	2,580	248
Domino's Pizza, Inc.	278	114
eBay, Inc.	9,005	493
Expedia Group, Inc.	1,583	155
Ford Motor Co.	48,980	334
Garmin Ltd.	1,580	164
General Motors Co. Class C	13,698	406
Genuine Parts Co.	1,110	105
H&R Block, Inc.	2,408	35
Hanesbrands, Inc.	4,535	69
Hasbro, Inc.	1,600	126
Hilton Worldwide Holdings, Inc.	3,015	272
Kohl's Corp.(d)	1,406	30
L Brands, Inc.	2,727	80
Leggett & Platt, Inc.	859	35

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Growth and Tax Strategy Fund	August 31, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Lennar Corp. Class A	3,093	$231

LKQ Corp.(a)	3,837	122
Lowe's Cos., Inc.	8,086	1,332
Marriott International, Inc. Class A	3,292	339
McDonald's Corp.	7,378	1,575
MGM Resorts International	6,448	145
Mohawk Industries, Inc.(a)	618	57
Newell Brands, Inc.	4,177	67
Nike, Inc. Class B	14,322	1,602
Norwegian Cruise Line Holdings Ltd.(a)	3,415	58
NVR, Inc.(a)	38	158
O'Reilly Automotive, Inc.(a)	961	447
PulteGroup, Inc.	2,649	118
PVH Corp.	928	52
Ralph Lauren Corp.	420	29
Ross Stores, Inc.	3,683	335
Royal Caribbean Cruises Ltd.	2,147	148
Starbucks Corp.	13,706	1,158
Tapestry, Inc.	3,021	44
Target Corp.(d)	5,779	874
The Gap, Inc.	2,315	40
The Home Depot, Inc.	11,626	3,314
The TJX Cos., Inc.	11,818	648
Tiffany & Co.	1,361	167
Tractor Supply Co.	1,578	235
Ulta Beauty, Inc.(a)	550	128
Under Armour, Inc. Class A(a)	2,357	23
Under Armour, Inc. Class C(a)	2,104	19
VF Corp.	3,213	211
Whirlpool Corp.	792	141
Wynn Resorts Ltd.	1,214	106
Yum! Brands, Inc.	3,711	356
		36,109
Consumer Staples (3.4%):
Altria Group, Inc.	20,338	890
Archer-Daniels-Midland Co.	6,080	272
Brown-Forman Corp. Class B	2,315	169
Campbell Soup Co.	2,319	122
Church & Dwight Co., Inc.	3,119	299
Colgate-Palmolive Co.	9,374	743
Conagra Brands, Inc.	6,489	249
Constellation Brands, Inc. Class A	1,838	339
Costco Wholesale Corp.	4,892	1,701
General Mills, Inc.	6,777	433
Hormel Foods Corp.(b)	2,891	147
Kellogg Co.	2,529	179
Kimberly-Clark Corp.	3,787	598
Lamb Weston Holdings, Inc.	1,591	100
McCormick & Co., Inc.	1,570	324
Molson Coors Beverage Co. Class B	2,045	77
Mondelez International, Inc. Class A	16,937	990
Monster Beverage Corp.(a)	4,648	390
PepsiCo, Inc.	15,179	2,126
Philip Morris International, Inc.	13,800	1,101
Sysco Corp.	5,774	347
The Clorox Co.	1,652	369
The Coca-Cola Co.	41,477	2,054
The Estee Lauder Cos., Inc. Class A	2,324	515
The Hershey Co.	1,885	280

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Growth and Tax Strategy Fund	August 31, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
The J.M. Smucker Co.	1,064	$128
The Kraft Heinz Co.	6,811	239
The Kroger Co.	8,771	313
The Procter & Gamble Co.	26,176	3,621
Tyson Foods, Inc. Class A	2,142	135
Walgreens Boots Alliance, Inc.	5,210	198
Walmart, Inc.	14,299	1,985
		21,433
Energy (1.1%):
Apache Corp.	4,708	70
Baker Hughes Co.	8,513	121
Cabot Oil & Gas Corp.	5,589	106
Chevron Corp.	22,971	1,928
Concho Resources, Inc.	2,460	128
ConocoPhillips	7,470	283
Devon Energy Corp.	4,845	53
Diamondback Energy, Inc.	2,111	82
EOG Resources, Inc.	5,383	244
Exxon Mobil Corp.	27,262	1,089
Halliburton Co.	9,010	146
Hess Corp.	2,347	108
HollyFrontier Corp.	1,867	44
Kinder Morgan, Inc.	23,930	331
Marathon Oil Corp.	10,479	55
Marathon Petroleum Corp.	7,393	262
National Oilwell Varco, Inc.	4,856	58
Noble Energy, Inc.	6,016	60
Occidental Petroleum Corp.	7,620	97
ONEOK, Inc.	5,412	149
Phillips 66	5,373	314
Pioneer Natural Resources Co.	2,028	211
Schlumberger Ltd.	18,134	345
TechnipFMC PLC	5,504	42
The Williams Cos., Inc.	15,877	330
Valero Energy Corp.	5,017	264
		6,920
Financials (4.8%):
Aflac, Inc.	8,829	321
American Express Co.	7,305	742
American International Group, Inc.	6,126	179
Ameriprise Financial, Inc.	1,259	197
Aon PLC Class A	2,698	540
Arthur J. Gallagher & Co.	2,370	250
Assurant, Inc.	653	79
Bank of America Corp.	89,376	2,301
Berkshire Hathaway, Inc. Class B(a)	19,929	4,345
BlackRock, Inc. Class A	1,662	988
Capital One Financial Corp.	4,854	335
Cboe Global Markets, Inc.	439	40
Chubb Ltd.	5,155	644
Cincinnati Financial Corp.	1,898	151
Citigroup, Inc.	25,016	1,279
Citizens Financial Group, Inc.	5,249	136
CME Group, Inc.	3,163	556
Comerica, Inc.	1,808	71
Discover Financial Services	3,983	211
E*TRADE Financial Corp.	3,084	167
Everest Re Group Ltd.	511	112
Fifth Third Bancorp	8,885	184

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Growth and Tax Strategy Fund	August 31, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
First Republic Bank	833	$94
Franklin Resources, Inc.	3,497	74
Huntington Bancshares, Inc.	12,687	119
Intercontinental Exchange, Inc.	5,711	607
Invesco Ltd.	4,735	48
JPMorgan Chase & Co.	33,143	3,321
KeyCorp	12,202	150
Lincoln National Corp.	2,417	87
Loews Corp.	3,046	109
M&T Bank Corp.	1,614	167
MarketAxess Holdings, Inc.	414	201
Marsh & McLennan Cos., Inc.	5,030	578
MetLife, Inc.	9,650	371
Moody's Corp.	1,624	478
Morgan Stanley	12,754	667
MSCI, Inc.	992	370
Nasdaq, Inc.	1,159	156
Northern Trust Corp.(e)	1,948	160
People's United Financial, Inc.	5,313	56
Principal Financial Group, Inc.	3,185	134
Prudential Financial, Inc.	4,971	337
Raymond James Financial, Inc.	1,326	100
Regions Financial Corp.	11,775	136
S&P Global, Inc.	2,912	1,067
State Street Corp.	4,122	281
SVB Financial Group(a)	645	165
Synchrony Financial	6,793	169
T. Rowe Price Group, Inc.	2,905	404
The Allstate Corp.	3,329	310
The Bank of New York Mellon Corp.	6,708	248
The Charles Schwab Corp.	10,669	379
The Goldman Sachs Group, Inc.	3,096	634
The Hartford Financial Services Group, Inc.	4,406	178
The PNC Financial Services Group, Inc.	5,395	600
The Progressive Corp.	6,394	608
The Travelers Cos., Inc.	3,045	353
Truist Financial Corp.	15,104	586
U.S. Bancorp	17,818	649
Unum Group	2,620	48
W.R. Berkley Corp.	1,826	113
Wells Fargo & Co.	34,885	842
Willis Towers Watson PLC	1,633	336
Zions Bancorp NA	2,017	65
		30,383
Health Care (6.7%):
Abbott Laboratories	19,358	2,119
AbbVie, Inc.	19,278	1,846
ABIOMED, Inc.(a)	568	175
Agilent Technologies, Inc.	4,127	414
Alexion Pharmaceuticals, Inc.(a)	1,497	171
Align Technology, Inc.(a)	809	240
AmerisourceBergen Corp.	1,410	137
Amgen, Inc.	6,499	1,646
Anthem, Inc.	2,760	777
Baxter International, Inc.	5,585	486
Becton Dickinson & Co.	3,138	762
Biogen, Inc.(a)	1,644	473
Bio-Rad Laboratories, Inc. Class A(a)	83	42
Boston Scientific Corp.(a)	14,832	608
Bristol-Myers Squibb Co.	25,647	1,595

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Growth and Tax Strategy Fund	August 31, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Cardinal Health, Inc.	2,538	$129
Centene Corp.(a)	6,386	392
Cerner Corp.	2,787	204
Cigna Corp.	3,445	611
CVS Health Corp.	13,876	862
Danaher Corp.	6,992	1,444
DaVita, Inc.(a)	972	84
DENTSPLY SIRONA, Inc.	1,578	71
DexCom, Inc.(a)	900	383
Edwards Lifesciences Corp.(a)	6,150	528
Eli Lilly & Co.	9,241	1,371
Gilead Sciences, Inc.(d)	13,838	924
HCA Healthcare, Inc.	2,625	356
Henry Schein, Inc.(a)	1,136	75
Hologic, Inc.(a)	2,574	154
Humana, Inc.	1,448	601
IDEXX Laboratories, Inc.(a)	1,090	426
Illumina, Inc.(a)	1,608	574
Incyte Corp.(a)	2,342	226
Intuitive Surgical, Inc.(a)	1,235	903
IQVIA Holdings, Inc.(a)	1,890	310
Johnson & Johnson(d)	28,785	4,416
Laboratory Corp. of America Holdings(a)	1,063	187
McKesson Corp.	1,766	271
Medtronic PLC	12,874	1,384
Merck & Co., Inc.	26,716	2,278
Mettler-Toledo International, Inc.(a)	250	243
Mylan NV(a)	6,470	106
PerkinElmer, Inc.	1,398	165
Perrigo Co. PLC	1,463	77
Pfizer, Inc.	60,421	2,283
Quest Diagnostics, Inc.	1,463	163
Regeneron Pharmaceuticals, Inc.(a)	873	541
ResMed, Inc.	1,423	257
STERIS PLC	1,110	177
Stryker Corp.	3,361	666
Teleflex, Inc.	536	211
The Cooper Cos., Inc.	445	140
Thermo Fisher Scientific, Inc.	4,225	1,812
UnitedHealth Group, Inc.	10,362	3,239
Universal Health Services, Inc. Class B	844	93
Varian Medical Systems, Inc.(a)	1,048	182
Vertex Pharmaceuticals, Inc.(a)	2,828	789
Waters Corp.(a)	690	149
West Pharmaceutical Services, Inc.	489	139
Zimmer Biomet Holdings, Inc.	1,629	230
Zoetis, Inc.	4,796	768
		43,085
Industrials (3.9%):
3M Co.	7,211	1,176
Alaska Air Group, Inc.	1,550	60
Allegion PLC	880	91
American Airlines Group, Inc.(b)	6,217	81
AMETEK, Inc.	2,905	293
AO Smith Corp.	1,795	88
C.H. Robinson Worldwide, Inc.	1,815	178
Carrier Global Corp.	8,626	257
Caterpillar, Inc.	6,025	857
Cintas Corp.	1,066	355
Copart, Inc.(a)	2,286	236

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Growth and Tax Strategy Fund	August 31, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
CSX Corp.	8,013	$613
Cummins, Inc.	1,364	283
Deere & Co.	3,919	823
Delta Air Lines, Inc.	7,217	223
Dover Corp.	1,832	201
Eaton Corp. PLC	4,316	441
Emerson Electric Co.	5,920	411
Equifax, Inc.	1,334	224
Expeditors International of Washington, Inc.	1,610	142
Fastenal Co.	7,647	374
FedEx Corp.	2,126	467
Flowserve Corp.	1,627	48
Fortive Corp.	2,506	181
Fortune Brands Home & Security, Inc.	1,743	147
General Dynamics Corp.	2,532	378
General Electric Co.	64,362	408
Honeywell International, Inc.	7,093	1,174
Howmet Aerospace, Inc.	4,857	85
IDEX Corp.	757	136
IHS Markit Ltd.	3,349	268
Illinois Tool Works, Inc.	3,212	635
Ingersoll Rand, Inc.(a)(d)	4,166	146
Jacobs Engineering Group, Inc.	1,348	122
JB Hunt Transport Services, Inc.	917	129
Johnson Controls International PLC	6,676	272
Kansas City Southern	1,279	233
L3Harris Technologies, Inc.	2,253	407
Lockheed Martin Corp.	2,705	1,056
Masco Corp.	3,700	216
Nielsen Holdings PLC	4,460	68
Norfolk Southern Corp.	2,789	593
Northrop Grumman Corp.	1,594	546
Old Dominion Freight Line, Inc.	1,278	258
Otis Worldwide Corp.	3,056	192
PACCAR, Inc.	4,366	375
Parker-Hannifin Corp.	1,216	251
Pentair PLC	909	41
Quanta Services, Inc.	1,704	87
Raytheon Technologies Corp.	13,965	852
Republic Services, Inc.(d)	2,497	232
Robert Half International, Inc.	1,284	68
Rockwell Automation, Inc.	1,436	331
Rollins, Inc.	1,930	106
Roper Technologies, Inc.	1,322	565
Snap-on, Inc.	594	88
Southwest Airlines Co.	4,959	186
Stanley Black & Decker, Inc.	1,786	288
Teledyne Technologies, Inc.(a)	165	52
Textron, Inc.	2,847	112
The Boeing Co.	5,849	1,005
Trane Technologies PLC	2,877	341
TransDigm Group, Inc.	593	296
Union Pacific Corp.	7,288	1,403
United Airlines Holdings, Inc.(a)	3,124	112
United Parcel Service, Inc. Class B	7,664	1,254
United Rentals, Inc.(a)	947	168
Verisk Analytics, Inc.	1,865	348
Waste Management, Inc.	3,869	441
Westinghouse Air Brake Technologies Corp.	1,745	116
WW Grainger, Inc.	582	213

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Growth and Tax Strategy Fund	August 31, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Xylem, Inc.	1,548	$124
		25,027
Information Technology (13.8%):
Accenture PLC Class A	7,266	1,743
Adobe, Inc.(a)	5,295	2,718
Advanced Micro Devices, Inc.(a)	13,725	1,247
Akamai Technologies, Inc.(a)	1,627	189
Alliance Data Systems Corp.	516	23
Amphenol Corp. Class A	2,992	329
Analog Devices, Inc.	3,442	402
ANSYS, Inc.(a)	1,058	359
Apple, Inc.	180,152	23,247
Applied Materials, Inc.	10,899	671
Arista Networks, Inc.(a)	724	162
Autodesk, Inc.(a)	2,385	586
Automatic Data Processing, Inc.	4,190	583
Broadcom, Inc.	4,130	1,434
Broadridge Financial Solutions, Inc.	1,502	206
Cadence Design Systems, Inc.(a)	2,583	286
CDW Corp.	1,572	179
Cisco Systems, Inc.	46,400	1,959
Citrix Systems, Inc.	1,327	193
Cognizant Technology Solutions Corp. Class A	5,526	369
Corning, Inc.	8,056	262
DXC Technology Co.	3,194	64
F5 Networks, Inc.(a)	811	107
Fidelity National Information Services, Inc.	5,688	858
Fiserv, Inc.(a)	6,247	622
FleetCor Technologies, Inc.(a)	223	56
Fortinet, Inc.(a)	1,459	193
Gartner, Inc.(a)	299	39
Global Payments, Inc.	3,409	602
Hewlett Packard Enterprise Co.	15,808	153
HP, Inc.	15,371	301
Intel Corp.	42,806	2,181
International Business Machines Corp.	7,580	935
Intuit, Inc.	2,547	880
IPG Photonics Corp.(a)	466	75
Jack Henry & Associates, Inc.	769	127
Juniper Networks, Inc.	3,064	77
Keysight Technologies, Inc.(a)	2,383	235
KLA Corp.	1,555	319
Lam Research Corp.	1,595	536
Mastercard, Inc. Class A	9,310	3,335
Maxim Integrated Products, Inc.	2,767	189
Microchip Technology, Inc.	1,910	210
Micron Technology, Inc.(a)	10,223	465
Microsoft Corp.(d)	80,282	18,106
Motorola Solutions, Inc.	1,485	230
NetApp, Inc.	2,488	118
NortonLifeLock, Inc.	3,470	82
NVIDIA Corp.	6,713	3,591
Oracle Corp.	23,664	1,354
Paychex, Inc.	3,191	244
Paycom Software, Inc.(a)	617	185
PayPal Holdings, Inc.(a)	12,395	2,530
Qorvo, Inc.(a)	1,188	152
QUALCOMM, Inc.	13,436	1,600
Salesforce.com, Inc.(a)	9,408	2,565
Seagate Technology PLC	2,345	113

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Growth and Tax Strategy Fund	August 31, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
ServiceNow, Inc.(a)(d)	2,007	$967
Skyworks Solutions, Inc.	1,864	270
Synopsys, Inc.(a)	1,398	309
TE Connectivity Ltd.	3,470	335
Texas Instruments, Inc.	8,950	1,272
The Western Union Co.	3,055	72
VeriSign, Inc.(a)	1,070	230
Visa, Inc. Class A	17,570	3,725
Western Digital Corp.	1,369	53
Xerox Holdings Corp.	2,290	43
Xilinx, Inc.	3,446	359
Zebra Technologies Corp.(a)	706	202
		88,413
Materials (1.2%):
Air Products & Chemicals, Inc.	2,193	641
Albemarle Corp.(b)	1,394	127
Amcor PLC	20,282	224
Avery Dennison Corp.	906	105
Ball Corp.	3,726	299
Celanese Corp.	1,286	130
CF Industries Holdings, Inc.	2,763	90
Corteva, Inc.	8,159	233
Dow, Inc.	9,091	410
DuPont de Nemours, Inc.	8,076	450
Eastman Chemical Co.	1,781	130
Ecolab, Inc.	2,743	541
FMC Corp.	1,542	165
Freeport-McMoRan, Inc.	15,889	248
International Flavors & Fragrances, Inc.	1,398	173
International Paper Co.	4,916	178
Linde PLC	5,503	1,374
LyondellBasell Industries NV Class A	3,036	199
Martin Marietta Materials, Inc.	721	146
Newmont Corp.	9,032	608
Nucor Corp.	3,706	168
PPG Industries, Inc.	2,183	263
Sealed Air Corp.	1,340	53
The Mosaic Co.	4,580	83
The Sherwin-Williams Co.	964	647
Vulcan Materials Co.	1,213	146
Westrock Co.	1,045	32
		7,863
Real Estate (1.2%):
Alexandria Real Estate Equities, Inc.	1,101	185
American Tower Corp.	4,845	1,207
AvalonBay Communities, Inc.	1,235	195
Boston Properties, Inc.	1,803	157
CBRE Group, Inc. Class A(a)	3,167	149
Crown Castle International Corp.	5,001	816
Digital Realty Trust, Inc.	2,875	448
Duke Realty Corp.	4,814	186
Equinix, Inc.	1,002	791
Equity Residential	2,215	125
Essex Property Trust, Inc.	804	174
Extra Space Storage, Inc.	1,147	122
Federal Realty Investment Trust	884	70
Healthpeak Properties, Inc.	4,867	135
Host Hotels & Resorts, Inc.	8,818	99
Iron Mountain, Inc.(b)	3,600	108

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Growth and Tax Strategy Fund	August 31, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares or Principal Amount	Value
Mid-America Apartment Communities, Inc.	1,273	$149
Prologis, Inc.	9,667	985
Public Storage	1,444	307
Realty Income Corp.	3,322	206
SBA Communications Corp.	1,109	340
Simon Property Group, Inc.	3,132	213
UDR, Inc.	2,624	91
Ventas, Inc.	4,666	192
Vornado Realty Trust	1,992	71
Welltower, Inc.	4,568	263
Weyerhaeuser Co.	6,892	209
		7,993
Utilities (1.3%):
Alliant Energy Corp.	3,054	165
Ameren Corp.	2,468	195
American Electric Power Co., Inc.(d)	5,424	428
American Water Works Co., Inc.	2,297	325
Atmos Energy Corp.	5	—	(c)
CenterPoint Energy, Inc.	6,318	127
CMS Energy Corp.	3,607	218
Consolidated Edison, Inc.(d)	4,204	300
Dominion Energy, Inc.	8,021	629
DTE Energy Co.	2,162	257
Duke Energy Corp.(d)	6,693	538
Edison International	1,730	91
Entergy Corp.	2,505	248
Eversource Energy(d)	3,443	295
Exelon Corp.	10,875	401
NextEra Energy, Inc.(d)	5,356	1,495
NiSource, Inc.	4,189	93
NRG Energy, Inc.	2,789	96
PPL Corp.	9,459	261
Public Service Enterprise Group, Inc.	6,361	332
Sempra Energy	3,124	386
The AES Corp.	6,122	109
The Southern Co.(d)	12,049	629
WEC Energy Group, Inc.(d)	4,007	377
Xcel Energy, Inc.(d)	6,662	463
		8,458
Total Common Stocks (Cost $119,266)		309,677

Municipal Bonds (50.9%)
Alabama (0.2%):
The Lower Alabama Gas District Revenue, Series A, 5.00%, 9/1/46	$1,000	1,413

Arizona (1.2%):
Arizona IDA Revenue, 5.00%, 7/1/47, Continuously Callable @100	1,000	1,159
City of Phoenix IDA Revenue, 5.00%, 7/1/46, Continuously Callable @100	1,300	1,395
Maricopa County IDA Revenue
Series A, 5.00%, 9/1/42, Continuously Callable @100	500	598
Series A, 5.00%, 7/1/49, Continuously Callable @100	1,000	1,166
Series A, 5.00%, 7/1/54, Continuously Callable @100	1,275	1,485
Pima County IDA Revenue, 5.00%, 6/15/47, Continuously Callable @100(f)	1,000	967

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Growth and Tax Strategy Fund	August 31, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Student & Academic Services LLC Revenue, 5.00%, 6/1/44, Continuously Callable @100	$1,000	$1,121
		7,891
Arkansas (0.2%):
Arkansas Development Finance Authority Revenue, 4.00%, 12/1/44, Continuously Callable @100	1,000	1,121

California (2.3%):
California Municipal Finance Authority Revenue, 0.02%, 6/1/25, Callable 10/1/20 @ 100(g)	550	550
California Statewide Communities Development Authority Revenue (INS-Assured Guaranty Municipal Corp.), 5.00%, 11/15/49, Continuously Callable @100	1,000	1,123
Jurupa Public Financing Authority Special Tax, Series A, 5.00%, 9/1/42, Continuously Callable @100	1,200	1,342
Monterey Peninsula Unified School District, GO (INS-Assured Guaranty Municipal Corp.), Series A, 5.50%, 8/1/34, Pre-refunded 8/1/21 @ 100	2,000	2,097
State of California, GO
5.00%, 2/1/43, Continuously Callable @100	1,000	1,098
5.00%, 8/1/45, Continuously Callable @100	1,000	1,169
Sutter Butte Flood Agency Special Assessment (INS-Build America Mutual Assurance Co.), 5.00%, 10/1/40, Continuously Callable @100	1,000	1,169
Twin Rivers Unified School District, GO (INS-Build America Mutual Assurance Co.), Series A, 5.00%, 8/1/40, Pre-refunded 2/1/24 @ 100	1,500	1,742
Val Verde Unified School District, GO (INS-Build America Mutual Assurance Co.), Series B, 5.00%, 8/1/44, Continuously Callable @100	1,000	1,174
West Contra Costa Unified School District, GO (INS-National Public Finance Guarantee Corp.), 8/1/34(h)	4,435	3,360
		14,824
Colorado (1.8%):
Colorado Educational & Cultural Facilities Authority Revenue
5.00%, 12/1/38, Continuously Callable @100	1,000	1,206
5.00%, 4/1/48, Continuously Callable @100	710	834
Colorado Health Facilities Authority Revenue
5.00%, 12/1/42, Pre-refunded 6/1/22 @ 100	1,000	1,084
5.00%, 6/1/45, Pre-refunded 6/1/25 @ 100	1,000	1,220
Series A, 4.00%, 9/1/50, Continuously Callable @100	1,000	1,090
Denver Convention Center Hotel Authority Revenue, 5.00%, 12/1/40, Continuously Callable @100	1,000	1,061
Denver Health & Hospital Authority Certificate of Participation, 5.00%, 12/1/48, Continuously Callable @100	1,900	2,134
Park Creek Metropolitan District Revenue
5.00%, 12/1/41, Continuously Callable @100	250	287
5.00%, 12/1/45, Continuously Callable @100	1,000	1,140
Rampart Range Metropolitan District No. 1 Revenue (INS-Assured Guaranty Municipal Corp.), 5.00%, 12/1/47, Continuously Callable @100	1,000	1,193
		11,249
Connecticut (0.7%):
Connecticut State Health & Educational Facilities Authority Revenue, Series T, 4.00%, 7/1/55, Continuously Callable @100(i)	1,000	1,106
Mashantucket Western Pequot Tribe Revenue PIK, 6.05%, 7/1/31(j)(k)	4,864	170
State of Connecticut, GO
Series A, 5.00%, 4/15/36, Continuously Callable @100	1,500	1,885
Series A, 5.00%, 4/15/37, Continuously Callable @100	1,000	1,230
		4,391

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Growth and Tax Strategy Fund	August 31, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
District of Columbia (0.2%):
District of Columbia Revenue, 5.00%, 7/1/42, Continuously Callable @100	$1,100	$1,166

Florida (2.6%):
Capital Trust Agency, Inc. Revenue
5.00%, 8/1/40, Continuously Callable @100	300	351
5.00%, 8/1/55, Continuously Callable @100	400	455
City of Atlantic Beach Revenue, Series A, 5.00%, 11/15/53, Continuously Callable @103	1,000	1,071
City of Jacksonville Revenue, 5.00%, 10/1/29, Continuously Callable @100	1,000	1,081
County of Miami-Dade Water & Sewer System Revenue, 5.00%, 10/1/34, Pre-refunded 10/1/20 @ 100	1,300	1,305
County of Polk Florida Utility System Revenue, 4.00%, 10/1/43, Continuously Callable @100	2,000	2,416
Halifax Hospital Medical Center Revenue, 5.00%, 6/1/46, Continuously Callable @100	1,000	1,118
Lee County IDA Revenue
5.00%, 11/1/25, Continuously Callable @100	2,000	2,015
5.50%, 10/1/47, Continuously Callable @102	645	652
Lee Memorial Health System Revenue, Series A-1, 5.00%, 4/1/44, Continuously Callable @100	1,450	1,745
Sarasota County Health Facilities Authority Revenue, 5.00%, 5/15/38, Continuously Callable @103	700	752
Southeast Overtown Park West Community Redevelopment Agency Tax Allocation, Series A-1, 5.00%, 3/1/30, Continuously Callable @100(f)	1,000	1,109
Tampa-Hillsborough County Expressway Authority Revenue, Series A, 5.00%, 7/1/37, Continuously Callable @100	1,505	1,614
Volusia County Educational Facility Authority Revenue, Series B, 5.00%, 10/15/45, Pre-refunded 4/15/25 @ 100	1,000	1,212
		16,896
Georgia (1.1%):
Gainesville & Hall County Hospital Authority Revenue, 4.00%, 2/15/45, Continuously Callable @100	2,000	2,250
Glynn-Brunswick Memorial Hospital Authority Revenue, 5.00%, 8/1/47, Continuously Callable @100	1,000	1,137
Valdosta Housing Authority Revenue (LIQ - Deutsche Bank A.G.), Series 2020-XF1089, 0.49%, 4/1/60, Callable 4/1/35 @ 100(f)(g)	3,900	3,900
		7,287
Guam (0.3%):
Antonio B Won Pat International Airport Authority Revenue (INS-Assured Guaranty Municipal Corp.), 5.50%, 10/1/33, Continuously Callable @100	750	845
Guam Government Waterworks Authority Revenue, 5.50%, 7/1/43, Pre-refunded 7/1/23 @ 100	1,000	1,144
		1,989
Illinois (5.3%):
Bureau County Township High School District No. 502, GO (INS-Build America Mutual Assurance Co.), Series A, 5.00%, 12/1/37, Continuously Callable @100	1,000	1,210
Chicago Board of Education, GO (LIQ - Deutsche Bank A.G.), Series 2017-XM0188, 0.49%, 12/1/39, Callable 12/1/21 @ 100(f)(g)	1,000	1,000
Chicago Midway International Airport Revenue, Series B, 5.00%, 1/1/41, Continuously Callable @100	1,000	1,121
Chicago O'Hare International Airport Revenue, Series C, 5.00%, 1/1/41, Continuously Callable @100	1,000	1,167
Chicago O'Hare International Airport Revenue (INS-Assured Guaranty Municipal Corp.), 5.25%, 1/1/33, Continuously Callable @100	1,000	1,061

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Growth and Tax Strategy Fund	August 31, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Chicago Park District, GO, Series C, 4.00%, 1/1/42, Continuously Callable @100	$1,250	$1,358
Chicago Transit Authority Sales Tax Receipts Fund Revenue, Series A, 4.00%, 12/1/55, Continuously Callable @100(i)	2,000	2,163
City of Chicago Wastewater Transmission Revenue
5.00%, 1/1/44, Continuously Callable @100	1,000	1,079
Series A, 5.00%, 1/1/47, Continuously Callable @100	1,000	1,126
City of Chicago Waterworks Revenue, 5.00%, 11/1/44, Continuously Callable @100	1,000	1,142
Cook County Community College District No. 508, GO (INS-Build America Mutual Assurance Co.), 5.00%, 12/1/47, Continuously Callable @100	1,000	1,177
County of Cook Sales Tax Revenue, 5.00%, 11/15/38, Continuously Callable @100	1,000	1,179
Illinois Educational Facilities Authority Revenue, 4.00%, 11/1/36, Continuously Callable @102	1,000	1,117
Illinois Finance Authority Revenue
3.90%, 3/1/30, Continuously Callable @100	1,000	1,112
5.00%, 5/15/37, Continuously Callable @100	1,000	1,038
5.00%, 5/15/40, Continuously Callable @100	1,275	1,313
5.00%, 8/15/44, Continuously Callable @100	1,000	1,117
5.00%, 10/1/44, Continuously Callable @100	1,000	1,207
5.00%, 5/15/45, Continuously Callable @100	1,000	1,034
Series A, 6.00%, 10/1/32, Pre-refunded 4/1/21 @ 100	2,000	2,067
Series A, 4.00%, 10/1/40, Continuously Callable @100	1,000	1,077
Series C, 4.00%, 2/15/41, Continuously Callable @100	955	1,059
Series C, 4.00%, 2/15/41, Pre-refunded 2/15/27 @ 100	45	55
Illinois Finance Authority Revenue (LOC-PNC Financial Services Group), 0.10%, 12/1/36, Continuously Callable @100(g)	2,200	2,200
Northern Illinois Municipal Power Agency Revenue, Series A, 4.00%, 12/1/41, Continuously Callable @100	1,000	1,098
Northern Illinois University Revenue (INS-Build America Mutual Assurance Co.), Series B, 4.00%, 4/1/40, Continuously Callable @100	600	651
Sangamon County Water Reclamation District, GO
Series A, 4.00%, 1/1/49, Continuously Callable @100	1,000	1,141
Series A, 5.75%, 1/1/53, Continuously Callable @100	1,235	1,502
State of Illinois, GO, 5.50%, 5/1/39, Continuously Callable @100	225	263
		33,834
Indiana (0.8%):
Evansville Redevelopment Authority Revenue (INS-Build America Mutual Assurance Co.), 4.00%, 2/1/39, Continuously Callable @100	1,000	1,108
Indiana Finance Authority Revenue
5.00%, 2/1/40, Continuously Callable @100	1,000	1,106
5.00%, 10/1/44, Continuously Callable @100	1,000	1,058
Richmond Hospital Authority Revenue, 5.00%, 1/1/39, Continuously Callable @100	1,500	1,691
		4,963
Kansas (1.0%):
City of Coffeyville Electric System Revenue (INS-National Public Finance Guarantee Corp.), Series B, 5.00%, 6/1/42, Pre-refunded 6/1/25 @ 100(f)	1,000	1,038
City of Lawrence Revenue, 5.00%, 7/1/43, Continuously Callable @100	1,500	1,779
City of Wichita Revenue, 4.63%, 9/1/33, Continuously Callable @100	1,000	1,012
Wyandotte County-Kansas City Unified Government Utility System Revenue
Series A, 5.00%, 9/1/44, Continuously Callable @100	1,250	1,425
Series A, 5.00%, 9/1/45, Continuously Callable @100	1,000	1,160
		6,414

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Growth and Tax Strategy Fund	August 31, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Kentucky (0.5%):
City of Ashland Revenue, 5.00%, 2/1/40, Continuously Callable @100	$1,000	$1,098
Kentucky Economic Development Finance Authority Revenue, 5.00%, 5/15/46, Continuously Callable @100	1,000	889
Kentucky Economic Development Finance Authority Revenue (INS-Assured Guaranty Municipal Corp.), Series A, 5.00%, 12/1/45, Continuously Callable @100	1,000	1,177
		3,164
Louisiana (2.8%):
City of Shreveport Water & Sewer Revenue
5.00%, 12/1/40, Continuously Callable @100	1,000	1,168
Series B, 4.00%, 12/1/44, Continuously Callable @100	500	568
City of Shreveport Water & Sewer Revenue (INS-Build America Mutual Assurance Co.), Series C, 5.00%, 12/1/39, Continuously Callable @100	1,000	1,159
Jefferson Sales Tax District Revenue, Series B, 4.00%, 12/1/42, Continuously Callable @100	1,500	1,716
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue (INS-Assured Guaranty Municipal Corp.)
5.00%, 10/1/39, Continuously Callable @100	1,000	1,179
5.00%, 10/1/43, Continuously Callable @100	1,000	1,143
4.00%, 10/1/46, Continuously Callable @100	1,000	1,081
Louisiana Public Facilities Authority Revenue
5.00%, 11/1/45, Continuously Callable @100	1,000	1,103
5.00%, 7/1/52, Continuously Callable @100	1,000	1,108
4.00%, 1/1/56, Continuously Callable @100	1,000	1,024
Louisiana Public Facilities Authority Revenue (INS-Build America Mutual Assurance Co.), 5.25%, 6/1/51, Continuously Callable @100	1,000	1,140
Parish of East Baton Rouge Capital Improvements District Revenue, 4.00%, 8/1/44, Continuously Callable @100	1,400	1,669
Parish of St. James Revenue, Series A-1, 0.19%, 11/1/40, Continuously Callable @100(g)	1,000	1,000
State of Louisiana Gasoline & Fuels Tax Revenue, Series C, 5.00%, 5/1/45, Continuously Callable @100	1,500	1,805
Tobacco Settlement Financing Corp. Revenue, Series A, 5.25%, 5/15/35, Continuously Callable @100	1,000	1,070
		17,933
Maine (0.1%):
Maine Health & Higher Educational Facilities Authority Revenue, Series A, 4.00%, 7/1/46, Continuously Callable @100	1,000	1,015

Maryland (0.2%):
Maryland Health & Higher Educational Facilities Authority Revenue, 4.00%, 7/1/45, Continuously Callable @100	1,100	1,222

Massachusetts (1.6%):
Massachusetts Development Finance Agency Revenue
5.00%, 4/15/40, Continuously Callable @100	1,000	1,077
5.25%, 11/15/41, Continuously Callable @100	1,000	1,115
5.00%, 7/1/46, Continuously Callable @100	1,000	1,119
5.00%, 10/1/57, Continuously Callable @105(f)	1,000	1,043
Series A, 5.00%, 6/1/39, Continuously Callable @100	1,000	1,188
Series A, 5.50%, 7/1/44, Continuously Callable @100	1,000	940
Series A, 5.00%, 7/1/44, Continuously Callable @100	1,600	1,837
Series D, 5.00%, 7/1/44, Continuously Callable @100	1,000	1,098
Series F, 5.75%, 7/15/43, Continuously Callable @100	1,000	1,035
		10,452

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Growth and Tax Strategy Fund	August 31, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Michigan (1.6%):
City of Wyandotte Electric System Revenue (INS-Build America Mutual Assurance Co.), Series A, 5.00%, 10/1/44, Continuously Callable @100	$1,000	$1,137
Detroit Downtown Development Authority Tax Allocation (INS-Assured Guaranty Municipal Corp.), 5.00%, 7/1/43, Continuously Callable @100	1,750	1,953
Jackson Public Schools, GO (NBGA-Michigan School Bond Qualification & Loan Program), 5.00%, 5/1/42, Continuously Callable @100	1,000	1,230
Karegnondi Water Authority Revenue, 5.00%, 11/1/41, Continuously Callable @100	1,000	1,208
Lincoln Consolidated School District, GO (INS-Assured Guaranty Municipal Corp.), Series A, 5.00%, 5/1/40, Continuously Callable @100	1,250	1,468
Livonia Public Schools, GO (INS - Assured Guaranty Municipal Corp.), 5.00%, 5/1/45, Continuously Callable @100	1,000	1,176
Michigan Finance Authority Revenue, 4.00%, 9/1/45, Continuously Callable @100	1,000	1,079
Wayne County Airport Authority Revenue, 5.00%, 12/1/44, Continuously Callable @100	1,000	1,117
		10,368
Minnesota (0.4%):
Housing & Redevelopment Authority Revenue
5.00%, 11/15/44, Pre-refunded 11/15/25 @ 100	1,000	1,237
5.00%, 11/15/47, Continuously Callable @100	1,000	1,162
		2,399
Missouri (0.7%):
Health & Educational Facilities Authority of the State of Missouri Revenue, 4.00%, 2/1/48, Continuously Callable @100	1,500	1,426
Health & Educational Facilities Authority Revenue
5.00%, 8/1/45, Continuously Callable @100	1,270	1,310
4.00%, 2/15/49, Continuously Callable @100	250	278
St. Louis Municipal Finance Corp. Revenue (INS - Assured Guaranty Municipal Corp.), 5.00%, 10/1/38, Continuously Callable @100	1,000	1,198
		4,212
Nebraska (0.2%):
Douglas County Hospital Authority No. 3 Revenue, 5.00%, 11/1/48, Continuously Callable @100	1,000	1,126

Nevada (0.7%):
City of Carson City Revenue, 5.00%, 9/1/42, Continuously Callable @100	1,000	1,168
Las Vegas Convention & Visitors Authority Revenue, Series C, 4.00%, 7/1/41, Continuously Callable @100	1,555	1,634
Las Vegas Redevelopment Agency Tax Allocation, 5.00%, 6/15/45, Continuously Callable @100	1,500	1,663
		4,465
New Jersey (2.5%):
New Jersey Economic Development Authority Revenue
5.00%, 6/15/29, Continuously Callable @100	1,000	1,054
5.00%, 6/15/42, Continuously Callable @100	2,000	2,250
5.00%, 6/15/43, Continuously Callable @100	1,000	1,149
Series A, 4.00%, 7/1/34, Continuously Callable @100	1,000	1,046
Series A, 5.00%, 6/15/47, Continuously Callable @100	1,000	1,127
Series B, 5.00%, 6/15/43, Continuously Callable @100	1,000	1,149
New Jersey Economic Development Authority Revenue (INS-Assured Guaranty Municipal Corp.), 5.00%, 6/1/37, Continuously Callable @100	500	591

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Growth and Tax Strategy Fund	August 31, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
New Jersey Educational Facilities Authority Revenue, Series B, 5.00%, 9/1/36, Continuously Callable @100	$1,000	$1,123
New Jersey Educational Facilities Authority Revenue (INS-Assured Guaranty Municipal Corp.), Series C, 4.00%, 7/1/50, Continuously Callable @100	1,000	1,105
New Jersey Health Care Facilities Financing Authority Revenue, 5.00%, 10/1/37, Continuously Callable @100	1,000	1,120
New Jersey Transportation Trust Fund Authority Revenue
Series A, 5.00%, 12/15/35, Continuously Callable @100	1,000	1,168
Series AA, 5.00%, 6/15/44, Continuously Callable @100	1,000	1,075
South Jersey Transportation Authority LLC Revenue, Series A, 5.00%, 11/1/39, Continuously Callable @100	1,250	1,351
Tobacco Settlement Financing Corp. Revenue, Series A, 5.25%, 6/1/46, Continuously Callable @100	500	589
		15,897
New Mexico (0.2%):
New Mexico Hospital Equipment Loan Council Revenue, Series LA, 5.00%, 7/1/49, Continuously Callable @102	1,000	1,018

New York (1.7%):
County of Suffolk, GO, Series A, 5.00%, 11/13/20	1,000	1,004
Metropolitan Transportation Authority Revenue
Series B-2A, 5.00%, 5/15/21	1,000	1,017
Series C, 5.00%, 11/15/42, Continuously Callable @100	1,000	1,033
New York Liberty Development Corp. Revenue
5.25%, 10/1/35	630	874
5.50%, 10/1/37	1,500	2,143
2.80%, 9/15/69, Continuously Callable @100	1,000	967
New York State Dormitory Authority Revenue, Series A, 4.00%, 9/1/50, Continuously Callable @100	2,000	2,162
New York State Dormitory Authority Revenue (INS-AMBAC Assurance Corp.), Series 1, 5.50%, 7/1/40	1,205	1,840
		11,040
North Carolina (0.4%):
North Carolina Medical Care Commission Revenue
5.00%, 10/1/35, Continuously Callable @100	1,000	1,066
5.00%, 1/1/49, Continuously Callable @104	1,500	1,547
		2,613
North Dakota (0.2%):
County of Ward Revenue, Series C, 5.00%, 6/1/43, Continuously Callable @100	1,000	1,098

Ohio (0.2%):
County of Warren Revenue, Series A, 4.00%, 7/1/45, Continuously Callable @100	735	757
Southeastern Ohio Port Authority Revenue, 5.00%, 12/1/43, Continuously Callable @100	750	765
		1,522
Oklahoma (0.5%):
Comanche County Hospital Authority Revenue, Series A, 5.00%, 7/1/32, Continuously Callable @100	1,315	1,363
Oklahoma Development Finance Authority Revenue, Series B, 5.50%, 8/15/57, Continuously Callable @100	1,000	1,178
Tulsa County Industrial Authority Revenue, 5.25%, 11/15/37, Continuously Callable @102	750	794
		3,335
Oregon (0.4%):
Medford Hospital Facilities Authority Revenue, Series A, 4.00%, 8/15/50, Continuously Callable @100	1,000	1,142

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Growth and Tax Strategy Fund	August 31, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Salem Hospital Facility Authority Revenue, 5.00%, 5/15/53, Continuously Callable @102	$1,250	$1,316
		2,458
Pennsylvania (5.4%):
Adams County General Authority Revenue, 4.00%, 8/15/45, Continuously Callable @100	1,455	1,646
Allegheny County Hospital Development Authority Revenue
4.00%, 7/15/39, Continuously Callable @100	1,185	1,353
5.00%, 4/1/47, Continuously Callable @100	1,000	1,166
Altoona Area School District, GO (INS-Build America Mutual Assurance Co.), 5.00%, 12/1/48, Continuously Callable @100	1,000	1,164
Berks County IDA Revenue
5.00%, 5/15/43, Continuously Callable @102	350	370
5.00%, 11/1/50, Continuously Callable @100	1,500	1,600
Bucks County IDA Revenue, 4.00%, 8/15/44, Continuously Callable @100	1,000	1,098
Butler County Hospital Authority Revenue, 5.00%, 7/1/39, Continuously Callable @100	1,125	1,254
Canon Mcmillan School District, GO, 4.00%, 6/1/48, Continuously Callable @100	1,500	1,684
Chester County IDA Revenue, 5.00%, 10/1/44, Continuously Callable @100	1,000	1,058
Commonwealth Financing Authority Revenue, 5.00%, 6/1/35, Continuously Callable @100	1,000	1,218
Commonwealth of Pennsylvania Certificate of Participation, Series A, 5.00%, 7/1/43, Continuously Callable @100	1,000	1,186
County of Lehigh Revenue, 4.00%, 7/1/49, Continuously Callable @100	1,000	1,113
Indiana County Hospital Authority Revenue, Series A, 6.00%, 6/1/39, Continuously Callable @100	1,625	1,695
Lancaster County Hospital Authority Revenue, 5.00%, 11/1/35, Continuously Callable @100	1,000	1,113
Montgomery County IDA Revenue
5.25%, 1/15/45, Continuously Callable @100	1,000	1,056
Series C, 4.00%, 11/15/43, Continuously Callable @103	600	647
Northampton County General Purpose Authority Revenue
4.00%, 8/15/40, Continuously Callable @100	1,000	1,075
5.00%, 8/15/43, Continuously Callable @100	1,000	1,182
Pennsylvania Turnpike Commission Revenue
Series A-1, 5.00%, 12/1/46, Continuously Callable @100	1,000	1,134
Series A-1, 5.00%, 12/1/47, Continuously Callable @100	1,000	1,177
Series B, 5.00%, 12/1/39, Continuously Callable @100	1,000	1,205
Series B, 5.25%, 12/1/44, Continuously Callable @100	1,000	1,135
Philadelphia IDA Revenue, 5.00%, 8/1/50, Continuously Callable @100	1,050	1,189
Philadelphia School District, GO, Series A, 5.00%, 9/1/38, Continuously Callable @100	1,000	1,205
Reading School District, GO (INS-Assured Guaranty Municipal Corp.), 5.00%, 3/1/38, Continuously Callable @100	1,500	1,810
School District of Philadelphia, GO, Series F, 5.00%, 9/1/37, Continuously Callable @100	1,000	1,169
Wilkes-Barre Area School District, GO (INS-Build America Mutual Assurance Co.), 4.00%, 4/15/49, Continuously Callable @100	1,500	1,707
		34,409
Puerto Rico (0.2%):
Commonwealth of Puerto Rico, GO (INS-Assured Guaranty Municipal Corp.), Series A, 5.00%, 7/1/35, Continuously Callable @100	1,000	1,041

Rhode Island (0.2%):
Rhode Island Housing & Mortgage Finance Corp. Revenue, Series 15-A, 6.85%, 10/1/24, Continuously Callable @100	40	40

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Growth and Tax Strategy Fund	August 31, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Rhode Island Turnpike & Bridge Authority Revenue, Series A, 5.00%, 10/1/40, Continuously Callable @100	$1,000	$1,169
		1,209
South Carolina (0.6%):
Piedmont Municipal Power Agency Revenue (INS-Assured Guaranty Municipal Corp.), Series D, 5.75%, 1/1/34, Continuously Callable @100	2,000	2,083
South Carolina Jobs-Economic Development Authority Revenue
5.00%, 11/15/47, Continuously Callable @103	1,000	1,120
4.00%, 4/1/49, Continuously Callable @103	620	611
		3,814
Tennessee (0.9%):
Greeneville Health & Educational Facilities Board Revenue, 5.00%, 7/1/37, Continuously Callable @100	1,500	1,767
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Revenue
5.00%, 10/1/45, Continuously Callable @100	1,000	1,047
5.00%, 7/1/46, Continuously Callable @100	1,000	1,145
5.00%, 10/1/48, Continuously Callable @100	500	529
The Metropolitan Nashville Airport Authority Revenue, Series A, 4.00%, 7/1/49, Continuously Callable @100	1,000	1,112
		5,600
Texas (8.2%):
Arlington Higher Education Finance Corp. Revenue (NBGA-Texas Permanent School Fund), 4.00%, 8/15/44, Continuously Callable @100	2,165	2,514
Austin Convention Enterprises, Inc. Revenue, 5.00%, 1/1/34, Continuously Callable @100	1,380	1,349
Bexar County Health Facilities Development Corp. Revenue, 5.00%, 7/15/37, Continuously Callable @105	1,000	1,042
Central Texas Regional Mobility Authority Revenue
4.00%, 1/1/41, Continuously Callable @100	1,000	1,057
Series A, 5.00%, 1/1/45, Continuously Callable @100	1,000	1,132
Central Texas Turnpike System Revenue, Series C, 5.00%, 8/15/42, Continuously Callable @100	1,000	1,116
City of Arlington Special Tax (INS-Assured Guaranty Municipal Corp.), Series A, 5.00%, 2/15/48, Continuously Callable @100	1,000	1,153
City of Houston Hotel Occupancy Tax & Special Revenue
5.00%, 9/1/39, Continuously Callable @100	1,000	1,025
5.00%, 9/1/40, Continuously Callable @100	1,000	1,024
City of Irving Texas Revenue, 5.00%, 8/15/43, Continuously Callable @100	1,000	1,039
City of Laredo Waterworks & Sewer System Revenue, 4.00%, 3/1/41, Continuously Callable @100	1,000	1,119
City of Lewisville Special Assessment (INS-ACA Financial Guaranty Corp.), 5.80%, 9/1/25(d)	3,920	4,175
Clifton Higher Education Finance Corp. Revenue (NBGA-Texas Permanent School Fund)
5.00%, 8/15/39, Continuously Callable @100	1,000	1,149
4.00%, 8/15/44, Continuously Callable @100	1,000	1,172
County of Bexar Revenue, 4.00%, 8/15/44, Continuously Callable @100	1,500	1,553
Everman Independent School District, GO (NBGA-Texas Permanent School Fund), 4.00%, 2/15/50, Continuously Callable @100	1,500	1,788
Harris County Cultural Education Facilities Finance Corp. Revenue, 5.00%, 6/1/38, Continuously Callable @100	1,000	1,010
Harris County Hospital District Revenue, 4.00%, 2/15/42, Continuously Callable @100	1,000	1,087
Karnes County Hospital District Revenue, 5.00%, 2/1/44, Continuously Callable @100	1,000	1,108

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Growth and Tax Strategy Fund	August 31, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Matagorda County Navigation District No. 1 Revenue, 4.00%, 6/1/30, Continuously Callable @100	$1,000	$1,029
Mesquite Health Facilities Development Corp. Revenue, 5.00%, 2/15/35, Continuously Callable @100	1,000	873
New Hope Cultural Education Facilities Finance Corp. Revenue
Series A, 5.00%, 4/1/47, Pre-refunded 4/1/25 @ 100	1,600	1,940
Series A, 5.00%, 7/1/47, Continuously Callable @100	1,000	823
New Hope Cultural Education Facilities Finance Corp. Revenue (INS-Assured Guaranty Municipal Corp.), Series A1, 5.00%, 7/1/38, Continuously Callable @100	225	261
North Texas Tollway Authority Revenue
Series B, 5.00%, 1/1/31, Continuously Callable @100	1,500	1,702
Series B, 5.00%, 1/1/45, Continuously Callable @100	1,000	1,148
Port of Arthur Navigation District Industrial Development Corp. Revenue, 0.18%, 3/1/42, Callable 12/1/20 @ 100(g)	3,000	3,000
Port of Port Arthur Navigation District Revenue
0.59%, 11/1/40, Continuously Callable @100(d)(g)	4,650	4,650
Series C, 0.18%, 4/1/40, Continuously Callable @100(g)	3,525	3,525
Princeton Independent School District, GO (NBGA-Texas Permanent School Fund), 5.00%, 2/15/43, Continuously Callable @100	1,000	1,252
Prosper Independent School District, GO (NBGA-Texas Permanent School Fund), 5.00%, 2/15/48, Continuously Callable @100	1,000	1,240
Tarrant County Cultural Education Facilities Finance Corp. Revenue
5.00%, 11/15/46, Continuously Callable @100	1,000	1,127
Series A, 5.00%, 11/15/45, Continuously Callable @100	1,000	803
Series B, 5.00%, 11/15/36, Continuously Callable @100	1,000	870
Series B, 5.00%, 7/1/48, Continuously Callable @100	1,500	1,806
		52,661
Virginia (0.3%):
Alexandria IDA Revenue, 5.00%, 10/1/45, Continuously Callable @100	1,000	1,046
City of Norfolk, GO(LIQ - Bank of America Corp.), 0.11%, 8/1/37, Continuously Callable @100(g)	700	700
		1,746
Washington (0.9%):
King County Public Hospital District No 2, GO, Series A, 4.00%, 12/1/41, Continuously Callable @100	1,000	1,138
Washington Health Care Facilities Authority Revenue
4.00%, 7/1/42, Continuously Callable @100	1,000	1,118
5.00%, 1/1/47, Continuously Callable @100	1,000	1,151
Washington Higher Education Facilities Authority Revenue, 4.00%, 5/1/45, Continuously Callable @100	1,100	1,217
Washington State Housing Finance Commission Revenue, 5.00%, 1/1/38, Continuously Callable @102(f)	1,000	1,054
		5,678
West Virginia (0.3%):
West Virginia Hospital Finance Authority Revenue, 4.00%, 1/1/38, Continuously Callable @100	1,500	1,654

Wisconsin (1.1%):
Public Finance Authority Revenue
5.00%, 7/1/38, Continuously Callable @100	1,000	1,210
Series A, 5.25%, 10/1/48, Continuously Callable @100	1,500	1,605
Series A, 4.00%, 10/1/49, Continuously Callable @100	1,500	1,646
Public Finance Authority Revenue (INS-Assured Guaranty Municipal Corp.), 5.00%, 7/1/44, Continuously Callable @100	600	698
Wisconsin Health & Educational Facilities Authority Revenue
5.25%, 4/15/35, Pre-refunded 4/15/23 @ 100	1,000	1,131
5.00%, 9/15/45, Continuously Callable @100	1,000	1,011
		7,301

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Growth and Tax Strategy Fund	August 31, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares or Principal Amount	Value
Wyoming (0.2%):
County of Laramie Revenue, 5.00%, 5/1/37, Continuously Callable @100	$1,250	$1,282
Total Municipal Bonds (Cost $311,901)		325,170

U.S. Treasury Obligations (0.1%)
U.S. Treasury Bills, 0.10%, 1/28/21 (l)	700	700
Total U.S. Treasury Obligations (Cost $700)		700

Warrants (0.0%)(m)
Energy (0.0%):(m)
Occidental Petroleum Corp.(k)	1,415	4
Total Warrants (Cost $–)		4

Collateral for Securities Loaned^ (0.1%)
Goldman Sachs Financial Square Government Fund Institutional Shares, 0.02%(n)	307,442	307
HSBC U.S. Government Money Market Fund I Shares, 0.05%(n)	61,614	62
Total Collateral for Securities Loaned (Cost $369)		369
Total Investments (Cost $432,236) — 99.5%		635,920
Other assets in excess of liabilities — 0.5%		2,877
NET ASSETS - 100.00%		$638,797

At August 31, 2020 the Fund’s investments in foreign securities were 1.6% of net assets.

^	Purchased with cash collateral from securities on loan.
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Rounds to less than $1 thousand.
(d)	All or a portion of this security has been segregated as collateral for derivative instruments and/or when-issued securities.
(e)	Northern Trust Corp. is the parent of Northern Trust Investments Inc., which is the sub adviser of the Fund.
(f)	Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. As of August 31, 2020, the fair value of these securities was $10,111 (thousands) and amounted to 1.6% of net assets.
(g)	Variable Rate Demand Notes that provide the rights to sell the security at face value on either that day or within the rate-reset period. The interest rate is reset on the put date at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. These securities do not indicate a reference rate and spread in their description.
(h)	Zero-coupon bond.
(i)	Security purchased on a when-issued basis.
(j)	All of the coupon is paid in kind.
(k)	The Fund's Adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. As of August 31, 2020, illiquid securities were less than 0.05% of the Fund's net assets.
(l)	Rate represents the effective yield at August 31, 2020.
(m)	Amount represents less than 0.05% of net assets.
(n)	Rate disclosed is the daily yield on August 31, 2020.

AMBAC—American Municipal Bond Assurance Corporation
GO—General Obligation
IDA—Industrial Development Authority
LLC—Limited Liability Company
LOC—Line Letter of Credit
PIK—Paid in-kind
PLC—Public Limited Company

Credit Enhancements—Adds the financial strength of the provider of the enhancement to support the issuer’s ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

INS	Principal and interest payments are insured by the name listed. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.
LIQ	Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from the name listed.
LOC	Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.
NBGA	Principal and interest payments or, under certain circumstances, underlying mortgages, are guaranteed by a nonbank guarantee agreement from the name listed.

Futures Contracts Purchased

(Amounts not in thousands)

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
E-Mini S&P 500 Futures	21	9/18/20	$3,433,606	$3,673,845	$240,239

	Total unrealized appreciation				$240,239
	Total unrealized depreciation				–
	Total net unrealized appreciation (depreciation)				$240,239

USAA Mutual Funds Trust	Schedule of Portfolio Investments
USAA Managed Allocation Fund	August 31, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Exchange-Traded Funds (99.9%)
iShares Core S&P 500 ETF	497,058	$174,353
iShares iBoxx $ Investment Grade Corporate Bond ETF	1,237,963	167,868
Vanguard Short-Term Bond ETF	1,861,179	154,775
Vanguard Total World Stock ETF	2,084,417	174,028
Total Exchange-Traded Funds (Cost $613,296)		671,024

Total Investments (Cost $613,296) — 99.9%		671,024
Other assets in excess of liabilities — 0.1%		919
NET ASSETS - 100.00%		$671,943

ETF—Exchange-Traded Fund

USAA Mutual Funds Trust	Schedule of Portfolio Investments
USAA Emerging Markets Fund	August 31, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Common Stocks (98.2%)
Bermuda (0.0%):(a)

Industrials (0.0%):(a)
Yuexiu Transport Infrastructure Ltd.	474,000	$281

Brazil (4.4%):

Communication Services (0.3%):
TIM Participacoes SA	710,300	1,857

Consumer Discretionary (0.1%):
Construtora Tenda SA	99,600	558

Energy (0.4%):
Enauta Participacoes SA	179,300	368
Petroleo Brasileiro SA, ADR	349,335	2,854
		3,222

Financials (1.5%):
Banco Bradesco SA, ADR	1,176,899	4,437
Banco do Brasil SA	956,595	5,701
		10,138
Industrials (0.6%):
CCR SA	701,920	1,708
Cia de Locacao das Americas	430,000	1,602
JSL SA	212,900	1,229
		4,539
Information Technology (0.6%):
Pagseguro Digital Ltd. Class A (b)	94,062	3,964

Materials (0.4%):
Vale SA	251,800	2,743

Utilities (0.5%):
Cia de Saneamento do Parana	77,800	380
Eneva SA (b)	63,200	571
Neoenergia SA	622,300	2,118
Omega Geracao SA (b)	41,400	306
		3,375
		30,396
Canada (0.7%):

Materials (0.7%):
First Quantum Minerals Ltd.	520,246	5,150

Cayman Islands (3.9%):

Communication Services (0.6%):
JOYY, Inc., ADR (b)	18,563	1,586
Sea Ltd., ADR (b)	17,599	2,689
		4,275
Consumer Discretionary (0.4%):
Afya Ltd. Class A (b)	121,204	3,099

Financials (0.3%):
XP, Inc. Class A (b)	40,541	2,002

Health Care (0.1%):
The United Laboratories International Holdings Ltd.	428,000	502

Industrials (0.7%):
Airtac International Group	208,000	4,608

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Emerging Markets Fund	August 31, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Information Technology (1.7%):
GDS Holdings Ltd., ADR (b)	23,011	$1,862
Weimob, Inc. (b)(e)	1,224,000	2,048
Xiaomi Corp. Class B (b)(e)	925,400	2,866
Xinyi Solar Holdings Ltd. (f)	2,382,000	3,001
Zhen Ding Technology Holding Ltd.	550,000	2,306
		12,083
Real Estate (0.1%):
Times Neighborhood Holdings Ltd.	254,806	365
		26,934
China (31.9%):

Communication Services (7.4%):
Baidu, Inc., ADR (b)	22,676	2,825
NetEase, Inc., ADR	15,666	7,633
Tencent Holdings Ltd.	598,463	40,887
		51,345
Consumer Discretionary (12.1%):
Alibaba Group Holding Ltd., ADR (b)	186,691	53,586
China East Education Holdings Ltd. (e)	1,394,500	3,074
China New Higher Education Group Ltd. (e)	831,000	642
China Yongda Automobiles Services Holdings Ltd.	2,462,500	2,944
Hisense Home Appliances Group Co. Ltd. Class A	1,000,100	2,044
JD.com, Inc., ADR (b)	77,083	6,062
Meituan Dianping Class B (b)	311,600	10,272
Q Technology Group Co. Ltd. (f)	1,348,000	1,688
Tianneng Power International Ltd.	262,000	564
Tongcheng-Elong Holdings Ltd. (b)	1,455,600	2,849
		83,725
Consumer Staples (1.7%):
Ausnutria Dairy Corp. Ltd.	1,122,000	1,842
China Modern Dairy Holdings Ltd. (b)	2,283,000	344
Jonjee Hi-Tech Industrial and Commercial Holding Co. Ltd. Class A	142,800	1,700
Wuliangye Yibin Co. Ltd. Class A	231,695	8,106
		11,992
Energy (1.1%):
China Oilfield Services Ltd. Class H	2,420,000	1,896
China Shenhua Energy Co. Ltd. Class H	1,455,500	2,417
CNOOC Ltd., ADR	29,841	3,377
		7,690
Financials (5.0%):
China Construction Bank Corp. Class H	12,404,000	8,742
China Merchants Bank Co. Ltd. Class H	1,483,500	7,078
CSC Financial Co. Ltd. Class H (e)(f)	2,306,000	3,422
Ping An Insurance Group Co. of China Ltd.	1,434,000	15,310
		34,552
Health Care (0.8%):
China Animal Healthcare Ltd. (b)(c)(g)	1,673,000	—	(d)
Shandong Weigao Group Medical Polymer Co. Ltd. Class H	232,000	540
Sinopharm Group Co. Ltd. Class H	744,399	1,828
Wuxi Biologics Cayman, Inc. (b)(e)	113,000	2,926
		5,294
Industrials (1.6%):
China Lesso Group Holdings Ltd.	412,000	767
Hangcha Group Co. Ltd. Class A	631,000	1,460
Sany Heavy Industry Co. Ltd. Class A	803,400	2,592
Zoomlion Heavy Industry Science and Technology Co. Ltd. Class H (b)	3,699,400	3,700
ZTO Express Cayman, Inc., ADR	77,884	2,612
		11,131

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Emerging Markets Fund	August 31, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Information Technology (0.3%):
Chinasoft International Ltd.	684,000	$485
Kingdee International Software Group Co. Ltd.	663,000	1,688
		2,173
Materials (1.0%):
Anhui Conch Cement Co. Ltd. Class H	921,000	6,668

Real Estate (0.8%):
China SCE Group Holdings Ltd.	6,732,132	3,504
Sunac China Holdings Ltd.	476,000	1,998
		5,502
Utilities (0.1%):
China Tian Lun Gas Holdings Ltd. (f)	389,000	295
		220,367
Colombia (0.8%):

Financials (0.8%):
Bancolombia SA, ADR	198,642	5,574

Cyprus (0.1%):

Financials (0.1%):
TCS Group Holding PLC, GDR	16,708	410

Egypt (0.4%):

Communication Services (0.1%):
Telecom Egypt Co.	609,995	520

Financials (0.3%):
Commercial International Bank Egypt SAE Registered Shares, GDR (b)	490,556	2,121
Credit Agricole Egypt SAE	162,480	255
		2,376
		2,896
Greece (0.6%):

Communication Services (0.3%):
Hellenic Telecommunications Organization SA	111,348	1,817

Financials (0.2%):
National Bank of Greece SA (b)	1,091,963	1,495

Utilities (0.1%):
Terna Energy SA	56,043	794

		4,106
Hong Kong (5.0%):

Communication Services (0.4%):
China Mobile Ltd., ADR	73,658	2,580
NetDragon Websoft Holdings Ltd.	163,500	419
		2,999
Consumer Discretionary (1.5%):
Geely Automobile Holdings Ltd.	1,237,000	2,633
TCL Electronics Holdings Ltd.	544,000	371
Techtronic Industries Co. Ltd.	577,000	7,307
		10,311
Consumer Staples (0.4%):
Hengan International Group Co. Ltd.	263,000	2,071
Vinda International Holdings Ltd.	156,000	533
		2,604

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Emerging Markets Fund	August 31, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Energy (1.4%):
CNOOC Ltd.	5,619,719	$6,368
Kunlun Energy Co. Ltd.	4,120,000	3,066
		9,434
Financials (0.0%):(a)
Far East Horizon Ltd.	358,000	317

Health Care (0.3%):
Sino Biopharmaceutical Ltd.	1,570,500	1,807

Industrials (0.1%):
Sinotruk Hong Kong Ltd.	199,500	518

Materials (0.1%):
China Resources Cement Holdings Ltd.	418,000	609
Nine Dragons Paper Holdings Ltd.	389,000	431
		1,040
Real Estate (0.7%):
China Overseas Grand Oceans Group Ltd.	1,064,000	692
Shimao Group Holdings Ltd.	876,000	3,937
		4,629
Utilities (0.1%):
Canvest Environmental Protection Group Co. Ltd.	617,000	269
China Water Affairs Group Ltd. (f)	412,000	339
		608
		34,267
Hungary (0.4%):

Financials (0.3%):
OTP Bank Nyrt (b)	74,526	2,512

Health Care (0.1%):
Richter Gedeon Nyrt	23,236	566
		3,078
India (10.8%):

Consumer Discretionary (0.4%):
Bajaj Auto Ltd.	60,765	2,447
Crompton Greaves Consumer Electricals Ltd. (b)	81,805	302
		2,749
Consumer Staples (0.6%):
Hindustan Unilever Ltd.	115,737	3,330
Kaveri Seed Co. Ltd. (b)	68,081	534
		3,864
Energy (2.4%):
Hindustan Petroleum Corp. Ltd.	112,154	307
Petronet LNG Ltd.	768,725	2,510
Reliance Industries Ltd.	481,384	13,598
		16,415
Financials (3.3%):
Axis Bank Ltd. (b)	47,173	319
Axis Bank Ltd., GDR (b)	113,749	4,000
Bandhan Bank Ltd. (b)(e)	573,600	2,387
Cholamandalam Investment and Finance Co. Ltd.	637,396	2,015
Housing Development Finance Corp. Ltd.	188,106	4,693
ICICI Bank Ltd., ADR (b)	563,177	6,049
Multi Commodity Exchange of India Ltd.	103,199	2,244
Muthoot Finance Ltd.	47,668	744
Power Finance Corp. Ltd.	314,853	403
		22,854
Health Care (1.0%):
Alembic Pharmaceuticals Ltd.	46,533	594

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Emerging Markets Fund	August 31, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Dr. Reddy's Laboratories Ltd.	40,207	$2,327
Granules India Ltd.	310,438	1,319
Ipca Laboratories Ltd.	31,442	804
Sanofi India Ltd.	16,268	1,813
		6,857
Industrials (0.1%):
Engineers India Ltd.	260,852	237
Escorts Ltd.	39,685	586
		823
Information Technology (1.9%):
HCL Technologies Ltd.	187,411	1,769
Infosys Technologies Ltd., ADR	652,425	8,220
Mphasis Ltd.	24,684	370
Tata Consultancy Services Ltd.	87,351	2,681
		13,040
Materials (1.0%):
Asian Paints Ltd.	70,505	1,819
Birla Corp. Ltd.	45,279	379
Coromandel International Ltd.	45,108	467
HeidelbergCement India Ltd.	202,851	522
Hindalco Industries Ltd.	1,435,016	3,609
		6,796
Utilities (0.1%):
CESC Ltd.	40,185	328
Gujarat Gas Ltd.	120,629	533
		861
		74,259
Indonesia (2.0%):

Communication Services (0.3%):
PT Media Nusantara Citra Tbk (b)	4,621,400	282
PT Telekomunikasi Indonesia Persero Tbk, ADR	102,492	2,043
		2,325
Consumer Discretionary (0.3%):
PT Astra International Tbk	5,297,400	1,859

Financials (1.4%):
PT Bank Mandiri Persero Tbk	6,401,290	2,618
PT Bank Negara Indonesia Persero Tbk	7,185,100	2,516
PT Bank Rakyat Indonesia Persero Tbk	18,852,664	4,543
		9,677
		13,861
Jersey (0.1%):

Information Technology (0.1%):
WNS Holdings Ltd., ADR (b)	6,528	433

Korea, Republic Of (14.8%):

Communication Services (1.9%):
Echo Marketing, Inc.	17,248	427
NAVER Corp.	14,523	3,933
NCSoft Corp.	12,478	8,658
Neowiz (b)	18,056	466
		13,484
Consumer Discretionary (1.9%):
Coway Co. Ltd.	5,944	399
Danawa Co. Ltd.	12,987	340
DoubleUGames Co. Ltd.	7,362	452
F&F Co. Ltd.	19,429	1,575

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Emerging Markets Fund	August 31, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
GS Home Shopping, Inc.	2,915	$287
Hyundai Mobis Co. Ltd.	14,123	2,644
Kia Motors Corp.	107,594	3,827
LG Electronics, Inc.	32,231	2,280
S&T Motiv Co. Ltd.	9,911	458
SL Corp.	20,238	204
Youngone Corp.	13,200	348
		12,814
Consumer Staples (0.8%):
GS Retail Co. Ltd.	41,892	1,161
Hite Jinro Co. Ltd.	10,730	333
KT&G Corp.	18,934	1,324
Maeil Dairies Co. Ltd.	10,259	587
Orion Corp.	15,739	1,860
		5,265
Financials (1.3%):
DB Insurance Co. Ltd.	54,184	1,989
Hana Financial Group, Inc.	92,672	2,194
KIWOOM Securities Co. Ltd.	6,179	565
Samsung Securities Co. Ltd.	78,854	1,997
Shinhan Financial Group Co. Ltd.	86,440	2,152
		8,897
Health Care (0.8%):
Celltrion, Inc. (b)	12,366	3,087
Dongkook Pharmaceutical Co. Ltd. (g)	3,369	434
Seegene, Inc.	9,788	2,175
		5,696
Industrials (1.0%):
CS Wind Corp.	21,803	1,878
Daelim Industrial Co. Ltd.	7,417	542
Hyundai Glovis Co. Ltd.	3,126	382
LG Corp.	31,490	2,189
S-1 Corp.	4,454	327
Samsung Engineering Co. Ltd. (b)	159,200	1,510
		6,828
Information Technology (6.5%):
Douzone Bizon Co. Ltd.	8,495	721
NHN KCP Corp.	17,721	1,070
Partron Co. Ltd.	44,422	380
Samsung Electronics Co. Ltd.	765,888	34,782
SFA Engineering Corp.	19,121	533
SK Hynix, Inc.	114,468	7,235
		44,721
Materials (0.6%):
Korea Petrochemical Ind Co. Ltd.	2,946	292
Kumho Petrochemical Co. Ltd.	21,302	1,798
SK Materials Co. Ltd.	7,206	1,496
Soulbrain Co. Ltd. (b)	3,304	603
		4,189
		101,894
Luxembourg (0.0%):(a)

Communication Services (0.0%):(a)
PLAY Communications SA (e)	38,041	315

Malaysia (1.1%):

Communication Services (0.1%):
TIME dotCom Bhd	183,400	509

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Emerging Markets Fund	August 31, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Energy (0.1%):
Serba Dinamik Holdings Bhd	998,890	$433

Health Care (0.7%):
Supermax Corp. Bhd (b)	399,200	2,128
Top Glove Corp. Bhd	453,200	2,864
		4,992
Information Technology (0.1%):
V.S. Industry Bhd	1,514,900	683

Materials (0.0%):(a)
Scientex Bhd	134,900	305

Real Estate (0.1%):
Eco World Development Group Bhd (b)	3,316,500	334
		7,256
Mexico (2.7%):

Communication Services (0.4%):
America Movil SAB de CV Series L, ADR	209,131	2,545

Consumer Staples (0.6%):
Arca Continental SAB de CV (f)	357,101	1,629
Kimberly-Clark de Mexico SAB de CV Series A	1,055,800	1,697
La Comer SAB de CV (f)	357,058	541
		3,867
Energy (0.0%):(a)
Vista Oil & Gas SAB de CV, ADR (b)	83,388	239

Financials (0.4%):
Banco del Bajio SA (b)(e)(f)	266,390	213
Grupo Financiero Banorte SAB de CV Class O (b)	641,100	2,218
Qualitas Controladora SAB de CV	81,589	321
		2,752
Health Care (0.1%):
Genomma Lab Internacional SAB de CV Class B (b)(f)	396,589	416

Industrials (0.5%):
Controladora Vuela Cia de Aviacion SAB de CV, ADR (b)(f)	216,270	1,747
Grupo Aeroportuario del Centro Norte SAB de CV, ADR (b)	48,374	1,764
		3,511
Materials (0.4%):
Grupo Cementos de Chihuahua SAB de CV	150,061	682
Grupo Mexico SAB de CV Class B	916,200	2,446
		3,128
Real Estate (0.3%):
Corp Inmobiliaria Vesta SAB de CV (f)	1,005,915	1,504
PLA Administradora Industrial S de RL de CV	315,621	408
Prologis Property Mexico SA de CV (f)	144,002	286
		2,198
		18,656
Netherlands (0.4%):

Consumer Staples (0.4%):
Unilever NV	41,796	2,428

Peru (0.3%):

Financials (0.3%):
Credicorp Ltd.	14,558	1,900

Philippines (0.5%):

Financials (0.5%):

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Emerging Markets Fund	August 31, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
BDO Unibank, Inc.	1,324,300	$2,349
Metropolitan Bank & Trust Co.	1,342,520	927
		3,276
Real Estate (0.0%):(a)
Vista Land & Lifescapes, Inc.	1,940,800	121
		3,397
Qatar (0.1%):

Energy (0.1%):
Qatar Gas Transport Co. Ltd.	547,317	410

Romania (0.2%):

Real Estate (0.2%):
NEPI Rockcastle PLC	341,572	1,596

Russian Federation (2.8%):

Communication Services (0.8%):
Mobile TeleSystems PJSC, ADR	288,006	2,684
Yandex NV Class A (b)	44,629	3,045
		5,729
Energy (0.9%):
LUKOIL PJSC, ADR	44,214	2,972
Rosneft Oil Co. PJSC, GDR	560,208	2,867
		5,839
Financials (1.0%):
Moscow Exchange MICEX PJSC	178,460	330
Sberbank of Russia PJSC (b)	2,189,098	6,690
		7,020
Materials (0.1%):
Polymetal International PLC	32,049	870
Polyus PJSC	—	—
		870
		19,458
Saudi Arabia (0.3%):

Industrials (0.3%):
Saudi Industrial Services Co.	263,794	1,749

South Africa (1.2%):

Communication Services (0.3%):
Naspers Ltd. Class N	12,840	2,342

Energy (0.1%):
Exxaro Resources Ltd.	46,550	376

Financials (0.2%):
Standard Bank Group Ltd.	255,590	1,588

Materials (0.6%):
African Rainbow Minerals Ltd.	62,502	784
Gold Fields Ltd., ADR	179,778	2,342
Impala Platinum Holdings Ltd.	78,373	723
		3,849
		8,155
Taiwan (10.7%):

Communication Services (0.1%):
International Games System Co. Ltd.	21,000	629

Consumer Discretionary (0.8%):

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Emerging Markets Fund	August 31, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Makalot Industrial Co. Ltd.	58,000	$390
Merida Industry Co. Ltd.	104,000	870
Nan Liu Enterprise Co. Ltd.	203,000	1,868
Nien Made Enterprise Co. Ltd.	32,000	369
Poya International Co. Ltd.	19,000	373
Topkey Corp.	277,000	1,724
		5,594
Financials (0.9%):
Chailease Holding Co. Ltd.	531,444	2,348
King's Town Bank Co. Ltd.	382,000	476
Yuanta Financial Holding Co. Ltd.	5,395,640	3,383
		6,207
Health Care (0.4%):
TaiDoc Technology Corp.	110,000	767
Universal Vision Biotechnology Co. Ltd.	225,000	1,923
		2,690
Industrials (0.5%):
Chicony Power Technology Co. Ltd.	252,000	635
Kung Long Batteries Industrial Co. Ltd.	127,000	601
Shin Zu Shing Co. Ltd.	67,764	349
Sunonwealth Electric Machine Industry Co. Ltd.	1,055,000	2,254
		3,839
Information Technology (7.9%):
Accton Technology Corp.	89,000	710
ASMedia Technology, Inc.	7,000	422
Chipbond Technology Corp.	226,000	432
Compeq Manufacturing Co. Ltd.	1,796,000	2,670
Elan Microelectronics Corp.	184,000	892
Elite Material Co. Ltd. (b)	66,000	382
FLEXium Interconnect, Inc.	79,000	339
Formosa Sumco Technology Corp.	203,000	712
Hon Hai Precision Industry Co. Ltd., GDR	344,914	1,852
Largan Precision Co. Ltd.	19,406	2,242
Lite-On Technology Corp.	284,000	450
MediaTek, Inc.	348,000	6,581
Parade Technologies Ltd.	22,000	780
Radiant Opto-Electronics Corp.	190,000	698
Silicon Motion Technology Corp., ADR	91,664	3,475
Simplo Technology Co. Ltd.	49,000	559
Sinbon Electronics Co. Ltd.	145,000	892
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	82,558	6,543
Taiwan Semiconductor Manufacturing Co. Ltd.	1,524,000	22,214
Tripod Technology Corp.	164,000	648
Unimicron Technology Corp.	343,000	860
Wistron Corp.	292,000	317
		54,670
Real Estate (0.1%):
Chong Hong Construction Co. Ltd.	185,000	529
		74,158
Thailand (0.4%):

Consumer Discretionary (0.0%):(a)
Sri Trang Agro-Industry PCL	413,000	344

Financials (0.1%):
Bangkok Life Assurance PCL Class R	501,400	259
Thanachart Capital PCL	253,100	262
		521

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Emerging Markets Fund	August 31, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Industrials (0.3%):
Gunkul Engineering PCL	21,721,900	$1,778
		1,778
Real Estate (0.0%):(a)
Origin Property PCL (b)	1,552,500	370
		3,013
Turkey (0.4%):

Consumer Discretionary (0.1%):
Dogus Otomotiv Servis ve Ticaret A/S (f)	258,057	518

Consumer Staples (0.1%):
Coca-Cola Icecek A/S	62,074	366

Industrials (0.0%):(a)
Tekfen Holding A/S (f)	120,709	244

Utilities (0.2%):
Enerjisa Enerji A/S (e)	1,242,941	1,383
		2,511
United Arab Emirates (0.4%):

Financials (0.4%):
Emirates NBD Bank PJSC	877,281	2,574

Industrials (0.0%):(a)
Aramex PJSC	460,530	456
		3,030
United Kingdom (0.8%):

Materials (0.8%):
Anglo American PLC	107,690	2,646
Antofagasta PLC	208,641	2,991
		5,637
Total Common Stocks (Cost $515,659)		677,575

Preferred Stocks (0.6%)
Brazil (0.6%):

Consumer Discretionary (0.3%):
Lojas Americanas SA	357,700	2,108

Financials (0.0%):(a)
Banco do Estado do Rio Grande do Sul SA	101,400	243

Industrials (0.3%):
Randon SA Implementos e Participacoes	952,600	1,866
		1,866
		4,217
Taiwan (0.0%):(a)

Financials (0.0%):(a)
Chailease Holding Co.(b)(g)	46,168	157
Total Preferred Stocks (Cost $4,489)		4,374

Rights (0.0%)(a)
Taiwan (0.0%):(a)

Information Technology (0.0%):(a)
Simplo Technology Co. Ltd., Expires 03/26/21 (b)(c)(g)	1,757	—	(d)

Total Rights (Cost $–)		–	(d)

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Emerging Markets Fund	August 31, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Exchange-Traded Funds (0.1%)
United States (0.1%):
iShares MSCI Emerging Markets Small-Cap ETF	13,064	$579
Total Exchange-Traded Funds (Cost $556)		579

Collateral for Securities Loaned^ (0.8%)
United States (0.8%):
Goldman Sachs Financial Square Government Fund Institutional Shares, 0.02%(h)	936,471	936
HSBC U.S. Government Money Market Fund I Shares, 0.05%(h)	4,309,455	4,309
Total Collateral for Securities Loaned (Cost $5,245)		5,245

Total Investments (Cost $525,949) — 99.7%		687,773
Other assets in excess of liabilities — 0.3%		2,288
NET ASSETS - 100.00%		$690,061

At August 31, 2020 the Fund's investments in foreign securities were 98.9% of net assets.
^	Purchased with cash collateral from securities on loan.
(a)	Amount represents less than 0.05% of net assets.
(b)	Non-income producing security.
(c)	Security was fair valued based using significant unobservable inputs as of August 31, 2020.
(d)	Rounds to less than $1 thousand.
(e)	Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. As of August 31, 2020, the fair value of these securities was $18,944 (thousands) and amounted to 2.7% of net assets.
(f)	All or a portion of this security is on loan.
(g)	The Fund's Adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. As of August 31, 2020, illiquid securities were 0.1% of the Fund's net assets.
(h)	Rate disclosed is the daily yield on August 31, 2020.

ADR—American Depositary Receipt
ETF—Exchange-Traded Fund
GDR—Global Depositary Receipt
PCL—Public Company Limited
PLC—Public Limited Company

USAA Mutual Funds Trust	Schedule of Portfolio Investments
USAA Precious Metals and Minerals Fund	August 31, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Common Stocks (99.4%)
Metals & Mining (99.4%):
Agnico Eagle Mines Ltd.	323,589	$26,696
Alamos Gold, Inc.	982,100	10,279
AngloGold Ashanti Ltd.	838,399	24,477
Argonaut Gold, Inc.(a)	655,200	1,392
B2Gold Corp.	5,459,170	36,668
Barrick Gold Corp.	2,970,409	88,073
Centamin PLC	4,216,310	11,832
Centerra Gold, Inc.	2,011,602	26,205
China Gold International Resources Corp. Ltd.(a)(b)	60,000	81
Cia de Minas Buenaventura SAA, ADR	68,157	960
Coeur Mining, Inc.(a)	333,807	2,824
Dundee Precious Metals, Inc.	1,781,264	12,893
Eldorado Gold Corp.(a)	448,099	5,117
Endeavour Mining Corp.(a)	544,418	15,094
Equinox Gold Corp.(a)	68,782	899
Evolution Mining Ltd.	4,178,674	17,101
Franco-Nevada Corp.	249,553	37,536
Gold Fields Ltd., ADR	2,238,819	29,172
Gold Resource Corp.	202,002	804
Gold Road Resources Ltd.(a)	313,388	361
Golden Star Resources Ltd.(a)(b)	464,607	2,160
Great Basin Gold Ltd.(a)(c)(d)	8,566,400	—	(e)
Great Basin Gold Ltd.(a)(c)(d)	6,500,000	—	(e)
Harmony Gold Mining Co. Ltd.(a)	1,463,504	9,554
IAMGOLD Corp.(a)	1,265,194	5,428
IAMGOLD Corp.(a)	411,532	1,770
Kinross Gold Corp.(a)	4,946,760	43,927
Kirkland Lake Gold Ltd.	747,552	39,837
Koza Altin Isletmeleri A/S(a)(b)	298,319	3,162
Lundin Gold, Inc.(a)	78,200	666
McEwen Mining, Inc.(a)(b)	494,100	623
Nautilus Minerals, Inc.(a)(c)(d)	5,757,622	—	(e)
New Gold, Inc.(a)	1,183,000	1,941
Newcrest Mining Ltd.	1,388,921	32,733
Newmont Corp.	1,347,656	90,670
Northern Star Mining Corp.(a)(c)(d)	375,000	—	(e)
Northern Star Resources Ltd.	1,226,203	12,342
Novagold Resources, Inc.(a)(b)	421,400	4,475
OceanaGold Corp.(a)	3,283,648	7,578
Osisko Gold Royalties Ltd.(b)	303,400	3,722
Perseus Mining Ltd.(a)	5,838,238	6,178
Polymetal International PLC	704,177	19,086
Polyus PJSC	62,088	15,087
Premier Gold Mines Ltd.(a)(b)	493,500	1,037
Pretium Resources, Inc.(a)(b)	431,655	5,534
Ramelius Resources Ltd.	5,473,285	8,395
Regis Resources Ltd.	2,733,555	10,643
Resolute Mining Ltd.(a)(b)	490,758	400
Royal Gold, Inc.	165,192	22,519
Sandstorm Gold Ltd.(a)	1,079,600	9,859
Saracen Mineral Holdings Ltd.(a)	2,439,914	9,392
Seabridge Gold, Inc.(a)(b)	95,100	1,812
Shandong Gold Mining Co. Ltd. Class H(f)	1,656,200	4,659
Sibanye Stillwater Ltd.(a)	7,982,589	24,164
Silver Lake Resources Ltd.(a)	4,268,850	6,831
SSR Mining, Inc.(a)	803,122	17,227
St Barbara Ltd.	3,096,281	7,877
Teranga Gold Corp.(a)	227,200	2,644
Torex Gold Resources, Inc.(a)	976,108	15,073
Wesdome Gold Mines Ltd.(a)	578,000	6,391

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Precious Metals and Minerals Fund	August 31, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Wheaton Precious Metals Corp.(b)	181,807	$9,711
Yamana Gold, Inc.	3,023,400	18,745
Yamana Gold, Inc.	1,190,747	7,377
Zhaojin Mining Industry Co. Ltd. Class H	2,609,000	2,922
Zijin Mining Group Co. Ltd. Class H	21,124,000	14,419
		857,034
Total Common Stocks (Cost $465,547)		857,034

Collateral for Securities Loaned^ (2.1%)
Goldman Sachs Financial Square Government Fund Institutional Shares, 0.02%(g)	7,869,844	7,870
HSBC U.S. Government Money Market Fund I Shares, 0.05%(g)	10,283,344	10,283
Total Collateral for Securities Loaned (Cost $18,153)		18,153
Total Investments (Cost $483,700) — 101.5%		875,187
Liabilities in excess of other assets — (1.5)%		(13,040)
NET ASSETS - 100.00%		$862,147

^	Purchased with cash collateral from securities on loan.
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	The Fund's Adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. As of August 31, 2020, illiquid securities were 0.0% of the Fund's net assets.
(d)	Security was fair valued based using significant unobservable inputs as of August 31, 2020.
(e)	Rounds to less than $1 thousand.
(f)	Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. As of August 31, 2020, the fair value of these securities was $4,659 (thousands) and amounted to 0.5% of net assets.
(g)	Rate disclosed is the daily yield on August 31, 2020.

ADR—American Depositary Receipt
PLC—Public Limited Company

USAA Mutual Funds Trust	Schedule of Portfolio Investments
USAA International Fund	August 31, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Common Stocks (98.3%)
Argentina (0.0%):(a)

Energy (0.0%):(a)
YPF SA, ADR (b)	186,571	$1,041

Australia (5.3%):

Consumer Discretionary (0.3%):
ARB Corp. Ltd.	92,055	1,784
Aristocrat Leisure Ltd.	89,866	1,872
Collins Foods Ltd.	387,698	2,974
JB Hi-Fi Ltd. (c)	42,880	1,580
Kogan.com Ltd.	128,063	1,959
		10,169
Energy (0.1%):
Beach Energy Ltd.	3,964,044	4,432

Financials (1.0%):
AUB Group Ltd.	56,067	653
Australia & New Zealand Banking Group Ltd.	126,453	1,703
Macquarie Group Ltd.	278,832	26,209
Netwealth Group Ltd.	149,385	1,541
Pinnacle Investment Management Group Ltd. (c)	178,840	709
		30,815
Health Care (0.8%):
CSL Ltd.	99,180	20,808
Sonic Healthcare Ltd.	78,255	1,845
		22,653
Industrials (0.1%):
Austal Ltd.	604,986	1,573

Information Technology (0.1%):
Appen Ltd.	25,532	651
Data#3 Ltd.	475,789	2,191
Technology One Ltd.	147,178	875
		3,717
Materials (1.7%):
BHP Group Ltd.	1,226,167	33,850
Igo Ltd.	192,298	626
Iluka Resources Ltd.	141,625	1,055
Mineral Resources Ltd.	27,154	582
Ramelius Resources Ltd.	1,367,947	2,098
Regis Resources Ltd.	492,170	1,916
Rio Tinto Ltd.	120,150	8,644
Saracen Mineral Holdings Ltd. (b)	127,593	491
Western Areas Ltd.	353,010	577
		49,839
Real Estate (1.2%):
Charter Hall Group	980,403	9,023
Ingenia Communities Group	982,676	3,407
National Storage REIT	841,234	1,177
Scentre Group	10,166,354	16,919
Stockland	692,583	2,019
Waypoint REIT Ltd.	1,916,646	3,772
		36,317
		159,515
Austria (0.3%):

Communication Services (0.0%):(a)

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA International Fund	August 31, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Telekom Austria AG (b)	86,005	$635

Financials (0.2%):
BAWAG Group AG (b)(d)	44,667	1,682
Erste Group Bank AG (b)(c)	87,454	2,124
Raiffeisen Bank International AG (b)	76,978	1,375
Vienna Insurance Group AG Wiener Versicherung Gruppe (b)	19,373	473
		5,654
Information Technology (0.1%):
ams AG (b)	75,384	1,336

Materials (0.0%):(a)
Wienerberger AG (b)	48,048	1,295
		8,920
Belgium (0.9%):

Communication Services (0.1%):
Telenet Group Holding NV	69,633	2,700

Consumer Staples (0.0%):(a)
Ontex Group NV (b)	37,548	502

Financials (0.2%):
Ageas	87,242	3,635
KBC Group NV	29,297	1,673
		5,308
Health Care (0.1%):
UCB SA	33,667	3,995

Industrials (0.0%):(a)
bpost SA	100,214	998

Information Technology (0.5%):
Melexis NV	176,672	14,158

Real Estate (0.0%):(a)
Aedifica SA	4,140	485
		28,146
Brazil (0.1%):

Financials (0.1%):
Banco Santander Brasil SA	507,800	2,622

Canada (1.6%):

Consumer Staples (0.1%):
Maple Leaf Foods, Inc.	122,669	2,730

Energy (0.3%):
ARC Resources Ltd.	171,852	867
Cameco Corp. (c)	120,979	1,402
Ovintiv, Inc. (c)	112,825	1,248
Parex Resources, Inc. (b)	231,122	3,163
Suncor Energy, Inc.	101,291	1,625
Tourmaline Oil Corp.	92,381	1,174
		9,479
Financials (0.5%):
Bank of Montreal	38,787	2,462
iA Financial Corp., Inc.	60,216	2,168
IGM Financial, Inc.	103,666	2,530
National Bank of Canada (c)	67,504	3,711
Sun Life Financial, Inc. (c)	83,262	3,475
		14,346
Industrials (0.1%):
Canadian Pacific Railway Ltd.	13,129	3,885

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA International Fund	August 31, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Materials (0.6%):
Barrick Gold Corp.	339,596	$10,061
Kinross Gold Corp. (b)	373,806	3,320
Kirkland Lake Gold Ltd.	54,085	2,882
		16,263
		46,703
Cayman Islands (0.0%):(a)

Health Care (0.0%):(a)
The United Laboratories International Holdings Ltd.	896,000	1,050

China (3.0%):

Communication Services (1.3%):
China Telecom Corp. Ltd. Class H	12,757,957	4,162
NetEase, Inc., ADR	7,758	3,780
Tencent Holdings Ltd.	445,500	30,436
		38,378
Consumer Discretionary (0.9%):
Alibaba Group Holding Ltd., ADR (b)	67,761	19,449
Dongfeng Motor Group Co. Ltd. Class H	6,120,970	4,255
JD.com, Inc., ADR (b)	37,100	2,918
		26,622
Financials (0.5%):
Bank of China Ltd. Class H	6,487,000	2,110
China Merchants Bank Co. Ltd. Class H	1,817,000	8,669
Industrial & Commercial Bank of China Ltd. Class H	6,432,000	3,585
New China Life Insurance Co. Ltd. Class H	518,100	2,064
		16,428
Industrials (0.1%):
China Railway Group Ltd. Class H	4,041,000	2,072
S-Enjoy Service Group Co. Ltd.	643,000	2,001
		4,073
Materials (0.2%):
Anhui Conch Cement Co. Ltd. Class H	767,000	5,553
		91,054

Denmark (1.7%):

Consumer Staples (0.9%):
Carlsberg A/S Class B	22,601	3,177
Royal Unibrew A/S	212,152	22,267
Scandinavian Tobacco Group A/S (d)	97,002	1,546
		26,990
Energy (0.0%):(a)
The Drilling Co. of 1972 A/S (b)(c)	6,584	156

Financials (0.1%):
Jyske Bank A/S Registered Shares (b)	46,946	1,399
Ringkjoebing Landbobank A/S	20,377	1,536
		2,935
Health Care (0.1%):
Chemometec A/S	36,190	2,305
Genmab A/S (b)	5,071	1,914
		4,219
Industrials (0.4%):
AP Moller - Maersk A/S Class B (c)	5,844	8,956
D/S Norden A/S	102,985	1,591
Per Aarsleff Holding A/S	50,396	2,041
		12,588

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA International Fund	August 31, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Information Technology (0.1%):
Netcompany Group A/S (b)(d)	14,722	$1,275

Utilities (0.1%):
Orsted A/S (d)	29,737	4,211
		52,374

Finland (0.9%):

Consumer Discretionary (0.1%):
Tokmanni Group Corp.	59,858	1,090

Health Care (0.0%):(a)
Orion Oyj Class B	13,563	637

Industrials (0.4%):
Cargotec Oyj Class B	27,742	876
Metso Outotec Oyj	389,288	2,883
Uponor Oyj	42,299	742
Valmet Oyj	267,645	7,327
		11,828
Information Technology (0.2%):
Nokia Oyj (b)	1,352,481	6,593

Materials (0.2%):
Huhtamaki Oyj (b)	65,328	3,159
Kemira Oyj	134,957	1,865
Metsa Board Oyj	119,367	971
		5,995
		26,143
France (8.7%):

Communication Services (0.1%):
Vivendi SA	80,558	2,293

Consumer Discretionary (2.7%):
Cie Generale des Etablissements Michelin SCA	141,884	16,068
Faurecia SE (b)	405,183	17,738
Kering SA	3,230	1,982
LVMH Moet Hennessy Louis Vuitton SE	92,407	43,391
Renault SA (b)	97,629	2,784
		81,963
Energy (1.5%):
Gaztransport Et Technigaz SA	153,273	14,462
TOTAL SE (c)	806,380	31,987
		46,449
Financials (0.7%):
Amundi SA (d)	23,517	1,826
AXA SA (c)	267,051	5,448
BNP Paribas SA (b)	201,012	8,757
Coface SA (b)	90,881	710
SCOR SE (b)	54,829	1,469
Societe Generale SA	204,783	3,315
		21,525
Health Care (0.2%):
AB Science SA (b)(c)	57,345	633
Korian SA (b)	1	—	(e)
Sanofi	29,105	2,948
Sartorius Stedim Biotech	6,614	2,364
		5,945
Industrials (0.9%):
Alstom SA (b)	33,302	1,859
Cie de Saint-Gobain	295,081	11,927

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA International Fund	August 31, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Dassault Aviation SA (b)(c)	1,559	$1,412
Elis SA (b)	36,838	476
Mersen (b)	20,123	613
Rexel SA (b)	393,534	5,257
Societe BIC SA (c)	22,097	1,275
Teleperformance	10,741	3,312
		26,131
Information Technology (1.3%):
Capgemini SE	254,051	35,237
Worldline SA (b)(d)	27,577	2,538
		37,775
Materials (1.0%):
Arkema SA	285,902	31,649

Utilities (0.3%):
Engie SA (b)	454,599	6,323
Rubis SCA	62,732	2,953
		9,276
		263,006
Georgia (0.0%):(a)

Financials (0.0%):(a)
Bank of Georgia Group PLC (b)	63,044	782

Germany (7.0%):

Communication Services (0.2%):
Deutsche Telekom AG	261,813	4,614
New Work SE	2,314	688
ProSiebenSat.1 Media SE (b)	86,892	987
		6,289
Consumer Discretionary (0.5%):
Ceconomy AG (b)	272,689	1,256
Daimler AG Registered Shares (c)	140,126	7,184
HelloFresh SE (b)	59,395	3,060
Hornbach Holding AG & Co. KGaA	43,440	4,729
		16,229
Consumer Staples (0.0%):(a)
METRO AG	93,734	929

Energy (0.0%):(a)
CropEnergies AG	46,416	677

Financials (1.2%):
Allianz SE	145,617	31,593
Hannover Rueck SE	11,057	1,886
Muenchener Rueckversicherungs-Gesellschaft AG Class R	6,531	1,886
		35,365
Health Care (0.3%):
CompuGroup Medical SE & Co. KgaA	20,554	1,844
Dermapharm Holding SE	26,892	1,430
Eckert & Ziegler Strahlen- und Medizintechnik AG	41,516	2,096
Fresenius Medical Care AG & Co. KGaA	33,685	2,862
		8,232
Industrials (1.7%):
Cewe Stiftung & Co. KGaA (b)	4,728	561
Deutsche Post AG Registered Shares	91,859	4,187
Siemens AG Registered Shares	224,080	31,046
Varta AG (b)(c)	18,026	2,813
Washtec AG (b)	244,035	10,937
		49,544

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA International Fund	August 31, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Information Technology (1.7%):
Allgeier SE (b)(c)	7,827	$574
LPKF Laser & Electronics AG	50,625	1,267
SAP SE	281,025	46,460
TeamViewer AG (b)	46,785	2,533
		50,834
Materials (0.1%):
Aurubis AG	10,579	760
HeidelbergCement AG	21,441	1,360
Salzgitter AG (b)	33,716	544
		2,664
Real Estate (1.1%):
ADO Properties SA (d)	33,494	1,030
alstria office REIT-AG (b)	101,421	1,517
LEG Immobilien AG	19,813	2,911
Sirius Real Estate Ltd.	662,047	662
TAG Immobilien AG (c)	128,855	3,863
Vonovia SE	309,411	22,141
		32,124
Utilities (0.2%):
E.ON SE	325,690	3,857
Encavis AG	153,164	2,797
		6,654
		209,541

Hong Kong (2.6%):

Communication Services (0.5%):
China Mobile Ltd.	691,384	4,838
China Unicom Hong Kong Ltd.	7,792,531	5,525
HKT Trust & HKT Ltd.	1,237,000	1,768
NetDragon Websoft Holdings Ltd.	585,500	1,499
		13,630
Consumer Discretionary (0.0%):(a)
Perfect Shape Medical Ltd.	1,644,000	529

Consumer Staples (0.2%):
Sun Art Retail Group Ltd.	2,133,500	2,776
Vinda International Holdings Ltd.	635,000	2,168
WH Group Ltd. (d)	2,909,000	2,507
		7,451
Energy (0.1%):
CNOOC Ltd.	1,725,208	1,955
Kunlun Energy Co. Ltd.	2,676,000	1,991
		3,946
Financials (0.6%):
AIA Group Ltd.	1,662,600	17,033
BOC Hong Kong Holdings Ltd.	709,500	2,013
		19,046
Industrials (0.2%):
Johnson Electric Holdings Ltd.	943,000	1,860
SITC International Holdings Co. Ltd.	2,483,000	3,259
		5,119
Information Technology (0.0%):(a)
Cowell E Holdings, Inc.	2,464,000	987

Real Estate (0.9%):
Agile Group Holdings Ltd.	1,656,000	2,283
CK Asset Holdings Ltd.	3,845,080	20,871
Hysan Development Co. Ltd.	445,000	1,405

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA International Fund	August 31, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
New World Development Co. Ltd.	355,909	$1,846
		26,405
Utilities (0.1%):
China Water Affairs Group Ltd. (c)	1,768,000	1,454
		78,567
Hungary (0.1%):

Financials (0.1%):
OTP Bank Nyrt (b)	70,440	2,374

India (0.7%):

Communication Services (0.0%):(a)
Zee Entertainment Enterprises Ltd. (b)	609,657	1,687

Energy (0.2%):
Oil & Natural Gas Corp. Ltd.	1,269,151	1,412
Reliance Industries Ltd.	125,100	3,534
		4,946
Financials (0.2%):
Canara Bank (b)	759,052	1,110
HDFC Bank Ltd. (b)	140,313	2,129
Muthoot Finance Ltd.	113,871	1,777
		5,016
Health Care (0.1%):
Ipca Laboratories Ltd.	154,623	3,954

Information Technology (0.1%):
HCL Technologies Ltd.	297,771	2,810

Utilities (0.1%):
NTPC Ltd.	280,093	367
Power Grid Corp. of India Ltd.	771,418	1,876
		2,243

		20,656
Indonesia (0.1%):

Communication Services (0.1%):
PT Sarana Menara Nusantara Tbk	26,718,000	1,898

Financials (0.0%):(a)
PT Bank Mandiri Persero Tbk	2,907,609	1,189
		3,087

Ireland (0.8%):

Financials (0.1%):
AIB Group PLC	1,234,252	1,518
Bank of Ireland Group PLC (b)	899,526	2,015
		3,533
Health Care (0.1%):
ICON PLC (b)	23,187	4,322

Industrials (0.6%):
Experian PLC	450,980	16,847
		24,702

Isle of Man (0.0%):(a)

Consumer Discretionary (0.0%):(a)
Playtech PLC	212,556	1,047

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA International Fund	August 31, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Israel (0.4%):

Communication Services (0.1%):
Bezeq The Israeli Telecommunication Corp. Ltd. (b)	2,099,286	$2,397

Consumer Discretionary (0.1%):
Maytronics Ltd.	97,634	1,438

Financials (0.1%):
Plus500 Ltd.	217,502	4,232

Industrials (0.1%):
Ashtrom Group Ltd. (c)	38,400	518
Danel Adir Yeoshua Ltd.	7,742	986
Elco Ltd.	15,981	584
Electra Ltd.	1,064	483
		2,571
Real Estate (0.0%):(a)
Melisron Ltd.	9,613	386
		11,024

Italy (3.8%):

Energy (0.2%):
Eni SpA	621,821	5,776
Saipem SpA (c)	752,736	1,612
		7,388
Financials (1.1%):
Anima Holding SpA (d)	119,845	526
Assicurazioni Generali SpA	184,551	2,866
Banca Generali SpA (b)	684,096	20,838
Banca Sistema SpA (b)(d)	542,315	1,174
BPER Banca (b)(c)	310,047	851
UniCredit SpA	516,202	5,077
Unipol Gruppo SpA (b)	377,884	1,822
		33,154
Health Care (0.7%):
Recordati SpA	370,618	20,214

Industrials (0.1%):
Leonardo SpA	255,406	1,728

Information Technology (0.1%):
Reply SpA	19,132	2,127

Materials (0.1%):
Buzzi Unicem SpA	64,972	1,588

Real Estate (0.0%):(a)
Immobiliare Grande Distribuzione SIIQ SpA	154,525	568

Utilities (1.5%):
A2A SpA	363,763	531
ACEA SpA	114,618	2,357
Enel SpA	4,479,347	40,556
Iren SpA	176,843	463
Italgas SpA	335,536	2,161
		46,068
		112,835
Japan (23.1%):

Communication Services (2.3%):
Capcom Co. Ltd.	191,000	9,262
DeNA Co. Ltd.	160,300	2,558
Dip Corp. (c)	62,900	1,390
Fuji Media Holdings, Inc.	86,898	861
Gree, Inc.	368,775	1,564

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA International Fund	August 31, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Imagineer Co. Ltd. (c)	61,100	$651
Internet Initiative Japan, Inc.	25,400	1,024
Kakaku.com, Inc.	509,400	13,606
KDDI Corp.	112,700	3,276
Nexon Co. Ltd.	137,500	3,218
Nintendo Co. Ltd.	5,900	3,177
Nippon Telegraph & Telephone Corp.	927,200	21,102
Nippon Television Holdings, Inc.	167,604	1,977
SKY Perfect JSAT Holdings, Inc. (c)	482,400	1,841
TV Asahi Holdings Corp.	116,100	1,839
Z Holdings Corp.	482,344	3,211
		70,557
Consumer Discretionary (3.7%):
Benesse Holdings, Inc.	15,439	393
DCM Holdings Co. Ltd. (c)	244,100	2,987
Foster Electric Co. Ltd.	41,400	454
Hikari Tsushin, Inc.	49,100	11,855
Honda Motor Co. Ltd.	357,062	9,092
Honeys Holdings Co. Ltd.	126,000	1,348
IDOM, Inc.	106,200	541
Isuzu Motors Ltd.	274,744	2,715
KFC Holdings Japan Ltd.	28,000	767
Komeri Co. Ltd.	63,200	1,959
Mitsubishi Motors Corp.	602,484	1,440
Nafco Co. Ltd.	44,000	855
Nikon Corp.	274,615	2,151
Nissan Motor Co. Ltd.	709,153	2,858
Riso Kyoiku Co. Ltd. (c)	205,100	570
Shimamura Co. Ltd. (c)	60,168	4,967
Sony Corp.	133,600	10,463
Sumitomo Forestry Co. Ltd.	39,000	623
Sumitomo Riko Co. Ltd.	96,400	494
Tama Home Co. Ltd.	169,500	2,060
Tamron Co. Ltd.	62,200	1,004
Tokyo Dome Corp.	151,600	1,145
Tokyotokeiba Co. Ltd.	58,000	2,680
Topre Corp.	112,900	1,256
Toyo Tire Corp.	126,400	2,108
Toyota Motor Corp.	650,400	42,961
		109,746
Consumer Staples (1.8%):
Arcs Co. Ltd.	60,200	1,488
Cawachi Ltd.	79,800	2,271
Kewpie Corp.	95,000	1,801
Kobe Bussan Co. Ltd.	246,800	14,601
Life Corp.	23,700	1,085
Lion Corp.	89,200	1,892
NH Foods Ltd.	11,700	530
Nihon Chouzai Co. Ltd.	33,800	522
Niitaka Co. Ltd.	46,800	1,349
Nippon Suisan Kaisha Ltd.	273,500	1,230
Prima Meat Packers Ltd.	49,300	1,443
Showa Sangyo Co. Ltd. (c)	19,300	642
Soiken Holdings, Inc.	173,100	1,081
The Nisshin Oillio Group Ltd.	51,200	1,519
Toyo Suisan Kaisha Ltd.	388,800	22,109
Transaction Co. Ltd. (c)	73,800	789
Yokohama Reito Co. Ltd.	83,600	711
		55,063
Energy (0.2%):
Inpex Corp.	575,204	3,648

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA International Fund	August 31, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Japan Petroleum Exploration Co. Ltd.	45,700	$794
		4,442
Financials (2.9%):
Credit Saison Co. Ltd.	210,100	2,395
Dai-ichi Life Holdings, Inc.	262,113	3,972
Jaccs Co. Ltd.	30,300	498
Jafco Co. Ltd.	197,900	7,965
Mitsubishi UFJ Financial Group, Inc.	4,300,902	17,947
Mizuho Financial Group, Inc.	1,364,800	1,848
Nishi-Nippon Financial Holdings, Inc.	65,200	430
Nomura Holdings, Inc.	1,025,394	5,268
North Pacific Bank Ltd.	601,200	1,265
ORIX Corp.	261,100	3,246
Resona Holdings, Inc.	1,188,076	4,368
Ricoh Leasing Co. Ltd.	27,500	703
Shinsei Bank Ltd.	126,900	1,481
Sumitomo Mitsui Financial Group, Inc.	293,224	8,623
Sumitomo Mitsui Trust Holdings, Inc.	192,297	5,548
Suruga Bank Ltd.	207,800	746
T&D Holdings, Inc.	661,745	6,927
The 77 Bank Ltd.	127,500	1,872
The Hyakujushi Bank Ltd.	23,800	405
The Juroku Bank Ltd.	40,900	738
Tokio Marine Holdings, Inc.	217,000	10,017
TOMONY Holdings, Inc.	165,100	528
		86,790
Health Care (2.3%):
Astellas Pharma, Inc.	204,200	3,204
Daito Pharmaceutical Co. Ltd.	22,800	742
Eisai Co. Ltd.	28,006	2,446
FINDEX, Inc.	61,600	720
Hogy Medical Co. Ltd.	30,800	978
Hoya Corp.	253,800	24,971
Kaken Pharmaceutical Co. Ltd.	15,000	695
Ono Pharmaceutical Co. Ltd.	69,200	2,091
Shionogi & Co. Ltd.	335,100	18,610
Ship Healthcare Holdings, Inc.	59,500	2,750
Takeda Pharmaceutical Co. Ltd.	200,151	7,464
Torii Pharmaceutical Co. Ltd.	49,500	1,289
Towa Pharmaceutical Co. Ltd.	82,900	1,647
Vital KSK Holdings, Inc.	44,600	451
		68,058
Industrials (4.5%):
Bunka Shutter Co. Ltd.	110,200	783
Chiyoda Corp. (b)	169,871	443
CTI Engineering Co. Ltd.	37,200	647
Daihen Corp.	61,600	2,425
en-japan, Inc.	320,100	9,241
Fuji Electric Co. Ltd.	382,300	11,929
Furukawa Co. Ltd.	70,000	704
Hino Motors Ltd.	467,392	3,143
Hitachi Construction Machinery Co. Ltd.	392,700	13,781
Hitachi Zosen Corp.	490,900	1,938
IDEA Consultants, Inc.	25,800	443
Inabata & Co. Ltd.	38,500	475
IR Japan Holdings Ltd.	5,700	698
ITOCHU Corp.	701,400	18,002
Iwasaki Electric Co. Ltd.	44,500	594
JGC Holdings Corp.	315,268	3,474
Kamigumi Co. Ltd.	36,100	745
Kandenko Co. Ltd.	295,700	2,319

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA International Fund	August 31, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Kawada Technologies, Inc.	10,200	$483
Kintetsu World Express, Inc.	35,400	729
Kyowa Exeo Corp.	91,600	2,305
Mitsubishi Electric Corp.	163,500	2,253
Mitsubishi Heavy Industries Ltd.	66,768	1,658
Mitsui & Co. Ltd.	142,500	2,570
Mitsui-Soko Holdings Co. Ltd.	63,100	1,057
Nikkon Holdings Co. Ltd.	23,500	519
Nippo Corp.	130,400	3,377
Nippon Sheet Glass Co. Ltd.	201,400	807
Nippon Yusen	50,600	790
Nishio Rent All Co. Ltd.	26,200	577
Obayashi Corp.	197,800	1,934
OKUMA Corp.	244,500	11,159
Organo Corp.	37,500	1,987
OSJB Holdings Corp.	274,200	594
Relia, Inc.	231,100	2,742
Sanki Engineering Co. Ltd.	137,500	1,474
Sankyu, Inc.	41,600	1,736
Sanwa Holdings Corp.	1,208,700	12,148
Secom Co. Ltd.	28,100	2,660
Sintokogio Ltd.	53,700	358
SWCC Showa Holdings Co. Ltd.	50,600	533
Taisei Corp.	53,300	1,840
Takara Standard Co. Ltd.	40,200	507
Takeei Corp.	71,800	662
THK Co. Ltd.	114,656	2,686
Wakita & Co. Ltd.	73,500	653
Will Group, Inc.	137,400	1,010
Yamato Holdings Co. Ltd.	69,800	1,826
Yokogawa Bridge Holdings Corp.	28,500	516
		135,934
Information Technology (3.0%):
Anritsu Corp. (c)	87,900	1,925
Canon, Inc.	91,046	1,562
Citizen Watch Co. Ltd.	407,192	1,292
Cybernet Systems Co. Ltd.	217,100	1,627
Digital Information Technologies Corp.	47,300	551
Eizo Corp.	20,100	758
Fujitsu Ltd.	232,294	30,328
Future Corp.	30,100	545
Hitachi Ltd.	63,400	2,110
Hosiden Corp.	164,000	1,437
Ines Corp.	34,400	433
Kaga Electronics Co. Ltd.	31,800	628
MCJ Co. Ltd.	243,900	2,170
Mimasu Semiconductor Industry Co. Ltd.	71,600	1,450
Mitsubishi Research Institute, Inc.	21,700	803
Murata Manufacturing Co. Ltd.	55,200	3,265
Nippon Signal Co. Ltd.	70,300	680
Nohmi Bosai Ltd.	54,900	1,154
NSD Co. Ltd.	28,200	491
Obic Co. Ltd.	13,600	2,408
Oracle Corp.	157,300	18,437
PCA Corp. (c)	15,900	714
Restar Holdings Corp.	44,900	825
Roland DG Corp.	34,000	404
SUMCO Corp.	33,700	458
TKC Corp.	16,900	948
Tokyo Electron Device Ltd.	41,700	1,175
Tokyo Electron Ltd.	9,300	2,386
Transcosmos, Inc.	20,000	545

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA International Fund	August 31, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Ulvac, Inc.	239,400	$8,503
United, Inc.	41,800	519
		90,531
Materials (0.7%):
ADEKA Corp.	61,400	896
Fumakilla Ltd.	33,600	592
Godo Steel Ltd.	62,800	1,128
Hokuetsu Corp.	117,200	400
JSR Corp.	127,419	2,720
Kanto Denka Kogyo Co. Ltd.	153,900	1,111
Koei Chemical Co. Ltd.	25,200	723
Kureha Corp.	45,700	1,955
Kyoei Steel Ltd.	43,200	543
Nippon Paper Industries Co. Ltd.	36,200	461
Nippon Pillar Packing Co. Ltd.	50,100	690
Nitto Denko Corp.	64,640	3,925
Rengo Co. Ltd.	208,100	1,536
Shin-Etsu Chemical Co. Ltd.	15,700	1,908
Tosoh Corp.	120,400	1,781
Toyo Seikan Group Holdings Ltd.	114,600	1,279
Toyobo Co. Ltd.	37,300	537
		22,185
Real Estate (1.1%):
Daiwa House Industry Co. Ltd.	69,600	1,861
Kenedix Retail REIT Corp.	871	1,787
Kenedix, Inc.	219,900	1,068
Mirai Corp.	3,099	1,096
Mitsubishi Estate Co. Ltd.	248,886	3,896
Nomura Real Estate Holdings, Inc.	252,300	4,814
Open House Co. Ltd.	96,000	3,399
Raysum Co. Ltd. (c)	60,100	522
Sumitomo Realty & Development Co. Ltd.	379,400	11,191
Takara Leben Co. Ltd. (c)	401,200	1,307
Takara Leben Real Estate Investment Corp.	1,745	1,395
		32,336
Utilities (0.6%):
Chubu Electric Power Co., Inc.	1,222,600	15,109
Electric Power Development Co. Ltd.	40,400	610
Hokkaido Electric Power Co., Inc.	359,500	1,536
The Kansai Electric Power Co., Inc.	155,800	1,535
		18,790
		694,432
Jersey (0.1%):

Consumer Discretionary (0.0%):(a)
boohoo Group PLC (b)	338,131	1,316

Materials (0.1%):
Centamin PLC	1,134,373	3,186
		4,502
Korea, Republic Of (1.3%):

Communication Services (0.2%):
KT Corp.	223,582	4,485
NCSoft Corp.	3,872	2,687
		7,172
Consumer Discretionary (0.1%):
Hankook Tire & Technology Co. Ltd.	89,250	2,212

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA International Fund	August 31, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Consumer Staples (0.1%):
Hite Jinro Co. Ltd.	57,903	$1,796
Orion Corp.	19,603	2,317
		4,113
Financials (0.3%):
KB Financial Group, Inc.	147,216	4,568
Shinhan Financial Group Co. Ltd.	149,192	3,714
		8,282
Health Care (0.2%):

Seegene, Inc.	21,878	4,863

Industrials (0.1%):
Samsung Engineering Co. Ltd. (b)	197,736	1,875

Information Technology (0.3%):
LG Innotek Co. Ltd.	30,100	3,663
Samsung Electronics Co. Ltd.	123,148	5,592
		9,255
		37,772
Luxembourg (0.1%):

Communication Services (0.1%):
RTL Group SA (b)(c)	52,507	1,744

Real Estate (0.0%):(a)
Corestate Capital Holding SA (b)(c)	21,652	416
		2,160
Macau (0.4%):

Consumer Discretionary (0.4%):
Wynn Macau Ltd. (b)	6,413,600	12,039

Malaysia (0.1%):

Financials (0.1%):
CIMB Group Holdings Bhd	1,852,946	1,468
RHB Bank Bhd	2,713,000	2,980
		4,448
Mexico (0.1%):

Industrials (0.1%):
Grupo Aeroportuario del Centro Norte SAB de CV (b)	345,055	1,577

Netherlands (4.1%):

Communication Services (0.6%):
Koninklijke KPN NV	6,690,213	17,554
VEON Ltd., ADR	925,470	1,314
		18,868
Consumer Discretionary (0.1%):
Prosus NV (b)	45,169	4,527

Consumer Staples (0.2%):
Koninklijke Ahold Delhaize NV	169,454	5,098

Energy (0.3%):
Royal Dutch Shell PLC Class B	673,998	9,481

Financials (1.4%):
ABN AMRO Bank NV (d)	412,865	3,921
Euronext NV (d)	41,495	5,053

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA International Fund	August 31, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Flow Traders (d)	21,758	$858
ING Groep NV (b)	3,523,862	28,758
NN Group NV (c)	62,506	2,349
		40,939
Health Care (0.1%):
Pharming Group NV (b)(c)	550,534	696
QIAGEN NV (b)	38,560	1,959
		2,655
Industrials (1.2%):
Alfen Beheer BV (b)(d)	88,684	6,422
PostNL NV (b)	783,823	2,331
Signify NV (b)(d)	15,720	524
Wolters Kluwer NV (c)	339,342	27,834
		37,111
Information Technology (0.2%):
ASM International NV	19,106	2,868
ASML Holding NV	5,230	1,954
		4,822
		123,501
New Zealand (0.7%):

Health Care (0.6%):
Fisher & Paykel Healthcare Corp. Ltd.	685,767	16,979
Metlifecare Ltd.	158,004	631
Summerset Group Holdings Ltd.	113,126	657
		18,267
Information Technology (0.1%):
Pushpay Holdings Ltd. (b)	360,389	2,116
		20,383
Norway (1.1%):

Consumer Staples (0.0%):(a)
Salmar ASA (b)	24,946	1,350

Energy (0.3%):
Aker BP ASA	416,173	8,281

Financials (0.6%):
Norwegian Finans Holding ASA (b)	183,223	1,389
SpareBank 1 Nord Norge	94,359	727
SpareBank 1 SMN	1,556,607	15,472
		17,588
Industrials (0.0%):(a)
Veidekke ASA (b)	62,357	839

Materials (0.1%):
Norsk Hydro ASA (b)	1,381,848	4,409

Utilities (0.1%):
Fjordkraft Holding ASA (d)	133,650	1,425
		33,892
Portugal (0.2%):

Communication Services (0.1%):
NOS SGPS SA (c)	408,491	1,654

Consumer Staples (0.0%):(a)
Sonae SGPS SA	1,358,838	970

Energy (0.1%):
Galp Energia SGPS SA	178,565	1,917

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA International Fund	August 31, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Utilities (0.0%):(a)
Redes Energeticas Nacionais SA	157,296	$458
		4,999
Russian Federation (0.5%):

Energy (0.2%):
Gazprom PJSC, ADR	595,205	2,898
LUKOIL PJSC, ADR	55,195	3,711
		6,609
Financials (0.2%):
Sberbank of Russia PJSC, ADR (b)	187,145	2,283
Sberbank of Russia PJSC (b)	649,780	1,986
		4,269
Materials (0.1%):
Petropavlovsk PLC (b)	3,104,011	1,548
Polymetal International PLC	75,065	2,037
		3,585
		14,463
Singapore (0.5%):

Consumer Staples (0.1%):
Sheng Siong Group Ltd.	1,261,800	1,623
Wilmar International Ltd.	593,300	1,898
		3,521
Financials (0.1%):
DBS Group Holdings Ltd.	112,300	1,722
Singapore Exchange Ltd.	354,200	2,240
		3,962
Industrials (0.0%):(a)
Frencken Group Ltd.	1,599,200	1,104

Information Technology (0.1%):
AEM Holdings Ltd.	663,600	1,962

Real Estate (0.2%):
First Real Estate Investment Trust	788,000	287
Keppel DC REIT	1,498,200	3,202
Yanlord Land Group Ltd.	2,193,600	1,949
		5,438
		15,987
South Africa (0.4%):

Communication Services (0.2%):
MTN Group Ltd.	359,572	1,298
Naspers Ltd. Class N	23,268	4,244
		5,542
Materials (0.2%):
Gold Fields Ltd.	271,228	3,551
Impala Platinum Holdings Ltd.	144,713	1,335
Kumba Iron Ore Ltd.	74,286	2,329
		7,215
		12,757
Spain (1.1%):

Communication Services (0.5%):
Telefonica SA	3,997,542	15,749

Consumer Discretionary (0.1%):
CIE Automotive SA	32,165	558
Industria de Diseno Textil SA	62,868	1,768
		2,326

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA International Fund	August 31, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Consumer Staples (0.1%):
Viscofan SA	39,479	$2,920

Financials (0.3%):
Banco Santander SA	1,289,085	2,870
CaixaBank SA	2,097,784	4,608
		7,478
Health Care (0.0%):(a)
Faes Farma SA	288,613	1,143

Industrials (0.1%):
ACS Actividades de Construccion y Servicios SA	107,104	2,620
Sacyr SA	608,441	1,383
		4,003
		33,619
Sweden (3.2%):

Communication Services (0.2%):
G5 Entertainment AB	24,588	1,068
Paradox Interactive AB	63,897	1,714
Stillfront Group AB (b)	23,049	2,489
		5,271
Consumer Discretionary (0.2%):
Betsson AB	170,725	1,430
Byggmax Group AB (b)	200,304	1,162
Husqvarna AB B Shares	114,555	1,248
LeoVegas AB (d)	287,783	1,409
Thule Group AB (d)	26,082	825
		6,074
Consumer Staples (0.3%):
Axfood AB	96,137	2,127
Essity AB Class B (b)	73,613	2,536
Swedish Match AB	49,609	3,769
		8,432
Energy (0.0%):(a)
Tethys Oil AB	148,332	816

Financials (0.1%):
Skandinaviska Enskilda Banken AB Class A (b)	230,304	2,285

Health Care (0.2%):
Biotage AB (b)	93,532	1,819
Getinge AB Class B	127,023	2,831
Swedish Orphan Biovitrum AB (b)	104,275	2,342
		6,992
Industrials (1.8%):
Atlas Copco AB Class B	566,910	22,786
Bravida Holding AB (d)	141,197	1,676
Coor Service Management (b)(d)	129,838	987
Epiroc AB Class B	675,088	9,706
Instalco AB	54,919	1,083
Inwido AB (b)	127,692	1,272
Lindab International AB	116,335	1,876
Loomis AB	58,607	1,472
NCC AB Class B	140,328	2,528
Nobina AB (b)(d)	187,079	1,132
Nolato AB Class B (b)	26,809	2,617
Sandvik AB (b)	97,852	1,927
SKF AB B Shares	102,957	2,060
Volvo AB Class B	127,818	2,449
		53,571

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA International Fund	August 31, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Information Technology (0.2%):
Fortnox AB	41,838	$1,457
Pricer AB Class B	301,415	961
Telefonaktiebolaget LM Ericsson Class B	229,884	2,681
		5,099
Materials (0.1%):
Boliden AB	91,088	2,722

Real Estate (0.1%):
Fastighets AB Balder Class B (b)	47,889	1,914
Klovern AB	308,464	475
Nyfosa AB (b)	247,194	1,788
		4,177
		95,439
Switzerland (9.6%):

Communication Services (0.1%):
Sunrise Communications Group AG (d)	13,413	1,598

Consumer Staples (2.7%):
Coca-Cola HBC AG	54,145	1,438
Nestle SA Registered Shares	651,146	78,450
		79,888
Financials (1.6%):
Cembra Money Bank AG	106,140	12,669
Julius Baer Group Ltd.	106,376	5,102
Swiss Life Holding AG	12,513	5,060
UBS Group AG Registered Shares	2,172,098	26,431
		49,262
Health Care (4.1%):
Bachem Holding AG Registered Shares	4,693	1,985
Galenica AG (d)	48,889	3,512
Lonza Group AG Registered Shares	5,975	3,714
Novartis AG Registered Shares	559,386	48,225
Roche Holding AG	182,224	63,763
Tecan Group AG Class R	7,917	3,581
		124,780
Industrials (0.3%):
Adecco Group AG	130,705	6,845
Belimo Holding AG Class R	239	2,090
Interroll Holding AG Class R	254	683
		9,618
Information Technology (0.3%):
ALSO Holding AG Registered Shares	9,053	2,454
Logitech International SA Class R	58,459	4,331
STMicroelectronics NV	101,743	3,077
		9,862
Materials (0.4%):
Gurit Holding AG Class BR	530	1,003
LafargeHolcim Ltd.	158,221	7,514
SIG Combibloc Group AG	97,162	1,907
Vetropack Holding AG (b)	8,193	514
		10,938
Real Estate (0.1%):
Allreal Holding AG	9,274	1,921

Utilities (0.0%):(a)
BKW AG	7,275	713
		288,580
Taiwan (0.9%):

Consumer Discretionary (0.0%):(a)

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA International Fund	August 31, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Financials (0.2%):
Chailease Holding Co. Ltd.	533,520	$2,356
Fubon Financial Holding Co. Ltd.	1,858,000	2,713
Shin Kong Financial Holding Co. Ltd.	5,561,161	1,573
		6,642
Information Technology (0.7%):
Accton Technology Corp.	421,000	3,358
Innolux Corp.	7,173,440	2,232
Radiant Opto-Electronics Corp.	704,000	2,586
Realtek Semiconductor Corp.	428,000	5,546
Taiwan Semiconductor Manufacturing Co. Ltd.	540,000	7,871
		21,593
		28,235
Thailand (0.2%):

Consumer Staples (0.1%):
Charoen Pokphand Foods PCL	1,959,000	2,033

Financials (0.1%):
Kasikornbank PCL	1,040,502	2,829
		4,862
United Arab Emirates (0.1%):

Financials (0.1%):
Emirates NBD Bank PJSC	710,255	2,084

United Kingdom (12.4%):

Communication Services (0.3%):
BT Group PLC	2,057,104	2,864
Future PLC	101,941	1,997
WPP PLC	517,926	4,386
		9,247
Consumer Discretionary (1.5%):
Barratt Developments PLC	292,339	2,041
Dunelm Group PLC	138,676	2,638
Fiat Chrysler Automobiles NV (b)	146,355	1,622
Games Workshop Group PLC	31,706	3,895
Gamesys Group PLC (b)	102,177	1,584
Halfords Group PLC	414,804	914
Kingfisher PLC	1,568,875	5,704
Marks & Spencer Group PLC	1,765,785	2,615
Moneysupermarket.com Group PLC	199,458	809
Next PLC	275,592	22,078
Pets at Home Group PLC	118,989	464
Vistry Group PLC	159,483	1,358
		45,722
Consumer Staples (2.6%):
British American Tobacco PLC	84,470	2,847
Cranswick PLC	33,620	1,666
Diageo PLC	657,925	21,978
Imperial Brands PLC	935,509	15,606
J Sainsbury PLC	1,938,712	4,763
Nomad Foods Ltd. (b)	31,000	764
Premier Foods PLC (b)	1,867,854	2,098
Stock Spirits Group PLC	153,878	445
Tate & Lyle PLC	523,721	4,748
Tesco PLC	1,511,339	4,413

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA International Fund	August 31, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Unilever PLC	298,698	$17,656
		76,984
Energy (1.3%):
BP PLC	7,171,409	25,015
Cairn Energy PLC (b)	852,186	1,626
Genel Energy PLC	245,352	378
Royal Dutch Shell PLC Class A	879,685	12,946
		39,965
Financials (2.0%):
3i Group PLC	320,148	3,933
Barclays PLC	968,424	1,418
Close Brothers Group PLC	794,604	11,913
HSBC Holdings PLC	1,836,488	7,876
IntegraFin Holdings PLC	183,512	1,307
Investec PLC	416,513	821
Legal & General Group PLC	7,107,502	20,426
Man Group PLC	1,622,986	2,667
Ninety One PLC (b)	319,496	925
Phoenix Group Holdings PLC	235,118	2,174
Standard Chartered PLC	1,225,517	6,386
TP ICAP PLC	281,709	1,124
		60,970
Health Care (0.6%):
AstraZeneca PLC	29,411	3,264

Hikma Pharmaceuticals PLC	107,567	3,394
Smith & Nephew PLC	520,271	10,497
		17,155
Industrials (1.2%):
Aggreko PLC	313,376	1,974
Ashtead Group PLC	78,091	2,707
Babcock International Group PLC	598,092	2,164
BAE Systems PLC	481,697	3,343
Bodycote PLC	55,452	411
G4S PLC	380,557	733
IMI PLC	257,740	3,586
Judges Scientific PLC	8,526	607
Keller Group PLC	57,480	470
Morgan Sindall Group PLC	28,618	482
National Express Group PLC	264,082	447
Qinetiq Group PLC	151,936	588
Redde Northgate PLC	270,595	680
RELX PLC	748,087	16,973
Rotork PLC	269,564	1,080
Senior PLC	621,326	432
Ultra Electronics Holdings PLC	17,587	542
		37,219
Information Technology (0.3%):
Avast PLC (d)	138,125	988
Computacenter PLC	61,899	1,683
Dialog Semiconductor PLC (b)	37,282	1,619
Softcat PLC	201,399	3,729
Spirent Communications PLC	583,839	2,293
		10,312
Materials (2.1%):
Anglo American PLC	377,686	9,280
Croda International PLC	94,267	7,419
Evraz PLC	2,341,783	10,017

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA International Fund	August 31, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Rio Tinto PLC	576,630	$35,854
		62,570
Real Estate (0.3%):
Grainger PLC	502,611	2,100
Land Securities Group PLC	233,001	1,805
Safestore Holdings PLC	161,658	1,692
Savills PLC	92,379	1,006
St. Modwen Properties PLC	110,723	479
The British Land Co. PLC	351,015	1,713
		8,795
Utilities (0.2%):
Atlantica Sustainable Infrastructure PLC	76,553	2,299
Centrica PLC	4,142,217	2,517
		4,816
		373,755
United States (0.1%):

Consumer Discretionary (0.1%):
Yum China Holdings, Inc.	44,725	2,581
Total Common Stocks (Cost $2,675,755)		2,957,256

Preferred Stocks (0.3%)
Brazil (0.1%):

Communication Services (0.1%):
Telefonica Brasil SA	185,000	1,616

Energy (0.0%):(a)
Petroleo Brasileiro SA	370,100	1,479
		3,095
Germany (0.2%):

Consumer Discretionary (0.2%):
Schaeffler AG(c)	58,368	391
Volkswagen AG(b)	32,760	5,479
		5,870
Total Preferred Stocks (Cost $10,834)		8,965

Exchange-Traded Funds (0.2%)
United States (0.2%):

iShares Core MSCI EAFE ETF	64,944	3,990
iShares Core MSCI Emerging Markets ETF	12,372	659
		4,649
Total Exchange-Traded Funds (Cost $4,518)		4,649

Collateral for Securities Loaned^ (2.3%)
United States (2.3%):
Goldman Sachs Financial Square Government Fund Institutional Shares, 0.02%(f)	6,081,727	6,082
HSBC U.S. Government Money Market Fund I Shares, 0.05%(f)	62,634,277	62,634
Total Collateral for Securities Loaned (Cost $68,716)		68,716

Total Investments (Cost $2,759,823) — 101.1%		3,039,586
Liabilities in excess of other assets — (1.1)%		(31,585)
NET ASSETS - 100.00%		$3,008,001

At August 31, 2020 the Fund’s investments in foreign securities were 98.4% of net assets.

^	Purchased with cash collateral from securities on loan.
(a)	Amount represents less than 0.05% of net assets.
(b)	Non-income producing security.
(c)	All or a portion of this security is on loan.
(d)	Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. As of August 31, 2020, the fair value of these securities was $48,645 (thousands) and amounted to 1.6% of net assets.
(e)	Rounds to less than $1 thousand.
(f)	Rate disclosed is the daily yield on August 31, 2020.

ADR—American Depositary Receipt
ETF—Exchange-Traded Fund
PCL—Public Company Limited
PLC—Public Limited Company
REIT—Real Estate Investment Trust

USAA Mutual Funds Trust	Schedule of Portfolio Investments
USAA World Growth Fund	August 31, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Common Stocks (98.2%)
Australia (1.3%):

Financials (0.6%):
Macquarie Group Ltd.	83,053	$7,807

Health Care (0.7%):
CSL Ltd.	46,004	9,651
		17,458
Austria (0.1%):

Financials (0.1%):
Erste Group Bank AG (a)	31,852	773

Belgium (0.6%):

Information Technology (0.6%):
Melexis NV	95,069	7,619

Bermuda (0.7%):

Industrials (0.7%):
Triton International Ltd.	261,360	9,425

Canada (2.1%):

Energy (0.4%):
Parex Resources, Inc. (a)	375,590	5,141

Industrials (1.2%):
Canadian National Railway Co.	63,806	6,673
Canadian Pacific Railway Ltd.	30,759	9,101
		15,774
Materials (0.5%):
Kirkland Lake Gold Ltd.	141,777	7,555
		28,470
China (2.8%):

Communication Services (1.5%):
Tencent Holdings Ltd.	288,200	19,690

Consumer Staples (0.5%):
Foshan Haitan Flavouring & Food Co. Ltd. Class A	270,060	7,218

Financials (0.8%):
Industrial & Commercial Bank of China Ltd. Class H	19,402,000	10,814
		37,722
Denmark (0.9%):

Consumer Staples (0.9%):
Carlsberg A/S Class B	12,629	1,776
Royal Unibrew A/S	102,216	10,728
		12,504
France (6.2%):

Consumer Discretionary (1.8%):
Faurecia SE (a)	191,673	8,391
Hermes International	951	817
LVMH Moet Hennessy Louis Vuitton SE	33,866	15,903
		25,111
Consumer Staples (0.8%):
Danone SA	94,041	6,183

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA World Growth Fund	August 31, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Pernod Ricard SA	28,116	$4,815
		10,998
Energy (0.9%):
Gaztransport Et Technigaz SA	78,609	7,417
TOTAL SE	123,576	4,902
		12,319
Financials (0.6%):
BNP Paribas SA (a)	180,237	7,852

Health Care (0.1%):
EssilorLuxottica SA (a)	8,542	1,144

Industrials (1.0%):
Legrand SA	44,974	3,753
Schneider Electric SE	73,952	9,145
		12,898
Materials (1.0%):
Air Liquide SA	21,277	3,528
Arkema SA	92,951	10,289
		13,817
		84,139
Germany (1.5%):

Financials (0.1%):
Deutsche Boerse AG	8,691	1,644

Health Care (0.6%):
Bayer AG Registered Shares	72,832	4,844
Merck KGaA	25,439	3,457
		8,301
Industrials (0.7%):
Brenntag AG	25,545	1,600
MTU Aero Engines AG	7,868	1,461
Washtec AG (a)	124,188	5,566
		8,627
Real Estate (0.1%):
Deutsche Wohnen SE	26,129	1,394
		19,966
Hong Kong (0.7%):

Energy (0.7%):
CNOOC Ltd.	8,025,792	9,095

India (0.5%):

Consumer Staples (0.5%):
Nestle India Ltd.	32,263	6,995

Indonesia (0.6%):

Communication Services (0.6%):
PT Telekomunikasi Indonesia Persero Tbk	38,709,800	7,618

Ireland (1.5%):

Industrials (0.8%):
Eaton Corp. PLC	110,989	11,332

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA World Growth Fund	August 31, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Information Technology (0.7%):
Accenture PLC Class A	36,725	$8,811
		20,143
Israel (0.3%):

Information Technology (0.3%):
Check Point Software Technologies Ltd. (a)	32,919	4,156

Italy (2.2%):

Financials (0.7%):
Banca Generali SpA (a)	314,579	9,583

Health Care (0.8%):
Recordati SpA	204,304	11,143

Utilities (0.7%):
Enel SpA	1,087,728	9,848
		30,574
Japan (5.8%):

Communication Services (0.5%):
Kakaku.com, Inc.	264,000	7,051

Consumer Discretionary (1.1%):
Hikari Tsushin, Inc.	29,600	7,146
Toyota Motor Corp.	111,500	7,365
		14,511
Consumer Staples (0.7%):
Kobe Bussan Co. Ltd.	94,700	5,603
Toyo Suisan Kaisha Ltd.	69,400	3,946
		9,549
Financials (0.6%):
Jafco Co. Ltd.	109,800	4,419
Mitsubishi UFJ Financial Group, Inc.	1,014,000	4,232
		8,651
Health Care (1.4%):
As One Corp.	46,500	5,946
Hoya Corp.	104,100	10,242
Olympus Corp.	117,800	2,332
		18,520
Industrials (1.2%):
Hitachi Construction Machinery Co. Ltd.	161,300	5,660
Kubota Corp.	262,100	4,734
OKUMA Corp.	116,200	5,303
		15,697
Information Technology (0.3%):
Ulvac, Inc.	130,600	4,639
		78,618
Korea, Republic Of (1.3%):

Information Technology (1.3%):
Samsung Electronics Co. Ltd.	403,560	18,327

Macau (0.5%):

Consumer Discretionary (0.5%):
Sands China Ltd.	106,800	470
Wynn Macau Ltd. (a)	3,481,200	6,535
		7,005

Mexico (0.6%):

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA World Growth Fund	August 31, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Financials (0.0%):(b)
Grupo Financiero Banorte SAB de CV Class O (a)	139,558	$483

Industrials (0.6%):
Promotora y Operadora de Infraestructura SAB de CV (a)	1,005,981	7,480
		7,963
Netherlands (1.5%):

Consumer Staples (0.4%):
Heineken NV	54,159	5,008

Industrials (0.8%):
Wolters Kluwer NV (c)	140,191	11,499

Materials (0.3%):
Akzo Nobel NV	41,800	4,125
		20,632
New Zealand (0.7%):

Health Care (0.7%):
Fisher & Paykel Healthcare Corp. Ltd.	362,314	8,971

Norway (0.9%):

Energy (0.2%):
Aker BP ASA	156,959	3,124

Financials (0.7%):
SpareBank 1 SMN	903,863	8,984
		12,108
Singapore (0.4%):

Financials (0.4%):
Singapore Exchange Ltd.	940,100	5,946

Spain (0.2%):

Industrials (0.2%):
Aena SME SA (a)(d)	20,914	3,122

Sweden (1.8%):

Consumer Staples (0.5%):
Essity AB Class B (a)	202,544	6,978

Industrials (1.3%):
Atlas Copco AB Class B	223,626	8,988
Nolato AB Class B (a)	89,740	8,761
		17,749
		24,727
Switzerland (3.4%):

Consumer Discretionary (0.2%):
Cie Financiere Richemont SA Registered Shares	44,626	2,972

Consumer Staples (0.7%):
Nestle SA Registered Shares	77,842	9,378

Financials (0.3%):
Julius Baer Group Ltd.	27,006	1,295
UBS Group AG Registered Shares	210,043	2,556
		3,851

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA World Growth Fund	August 31, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Health Care (2.1%):
Roche Holding AG	80,029	$28,004
Sonova Holding AG (a)	3,669	858
		28,862
Industrials (0.1%):
Adecco Group AG	24,991	1,309
		46,372
Thailand (0.0%):(b)

Financials (0.0%):(b)
Kasikornbank PCL	96,200	261

United Kingdom (6.0%):

Communication Services (0.1%):
WPP PLC	226,180	1,915

Consumer Discretionary (0.9%):
Aptiv PLC	15,333	1,320
Burberry Group PLC	84,068	1,605
Compass Group PLC	128,804	2,084
Next PLC	68,689	5,503
Whitbread PLC	43,257	1,459
		11,971
Consumer Staples (1.2%):
Diageo PLC	193,971	6,480
Imperial Brands PLC	243,691	4,065
Reckitt Benckiser Group PLC	64,138	6,437
		16,982
Financials (0.7%):
Aon PLC Class A	18,500	3,700
Close Brothers Group PLC	347,512	5,210
Willis Towers Watson PLC	3,938	809
		9,719
Industrials (0.4%):
RELX PLC	180,182	4,088
Rolls-Royce Holdings PLC	329,594	1,041
		5,129
Materials (2.7%):
Croda International PLC	39,167	3,082
Evraz PLC	1,670,958	7,148
Linde PLC	6,531	1,631
Linde PLC	24,804	6,242
Rio Tinto PLC	295,729	18,388
		36,491
		82,207
United States (53.1%):

Communication Services (5.7%):
Alphabet, Inc. Class C (a)	12,481	20,396
Comcast Corp. Class A	239,053	10,712
Facebook, Inc. Class A (a)	84,698	24,833
Omnicom Group, Inc.	17,730	959
The Walt Disney Co.	45,211	5,962
Verizon Communications, Inc.	251,889	14,930
		77,792
Consumer Discretionary (5.1%):
Amazon.com, Inc. (a)	9,597	33,119
eBay, Inc.	66,467	3,641
Marriott International, Inc. Class A	17,118	1,762
McDonald's Corp.	79,189	16,908

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA World Growth Fund	August 31, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Ross Stores, Inc.	75,645	$6,890
The TJX Cos., Inc.	127,440	6,982
Wynn Resorts Ltd.	4,363	382
		69,684
Consumer Staples (3.9%):
Colgate-Palmolive Co.	254,071	20,138
Kellogg Co.	7,727	548
PepsiCo, Inc.	136,862	19,169
The Estee Lauder Cos., Inc. Class A	61,854	13,714
		53,569
Energy (1.0%):
ConocoPhillips	227,354	8,615
Phillips 66	94,021	5,497
		14,112
Financials (6.4%):
American Express Co.	32,097	3,261
Bank of America Corp.	703,745	18,114
JPMorgan Chase & Co.	181,090	18,143
MSCI, Inc.	27,769	10,365
S&P Global, Inc.	22,763	8,341
State Street Corp.	36,397	2,478
TD Ameritrade Holding Corp.	58,958	2,263
The Bank of New York Mellon Corp.	85,046	3,145
The Charles Schwab Corp.	19,406	690
The Goldman Sachs Group, Inc.	19,361	3,967
The PNC Financial Services Group, Inc.	36,910	4,104
The Progressive Corp.	122,693	11,661
		86,532
Health Care (8.2%):
Abbott Laboratories	47,742	5,226
Amedisys, Inc. (a)	40,852	9,882
Amgen, Inc.	58,726	14,877
CVS Health Corp.	134,906	8,380
Eli Lilly & Co.	88,260	13,097
Johnson & Johnson	138,875	21,305
Medtronic PLC	93,691	10,069
Stryker Corp.	27,872	5,523
The Cooper Cos., Inc.	9,864	3,101
Thermo Fisher Scientific, Inc.	27,247	11,689
Waters Corp. (a)	14,956	3,234
Zimmer Biomet Holdings, Inc.	39,479	5,562
		111,945
Industrials (4.7%):
3M Co.	88,159	14,372
Carrier Global Corp.	22,709	678
Equifax, Inc.	20,349	3,424
HD Supply Holdings, Inc. (a)	240,082	9,522
Honeywell International, Inc.	125,731	20,815
Kansas City Southern	34,331	6,249
Otis Worldwide Corp.	26,370	1,659
Union Pacific Corp.	15,131	2,912
United Parcel Service, Inc. Class B	24,260	3,969
		63,600
Information Technology (16.2%):
Amphenol Corp. Class A	16,521	1,814
Apple, Inc.	426,388	55,021
Cisco Systems, Inc.	389,712	16,454
Cognizant Technology Solutions Corp. Class A	47,206	3,156
Fidelity National Information Services, Inc.	25,019	3,774

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA World Growth Fund	August 31, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Mastercard, Inc. Class A	80,155	$28,711
Microchip Technology, Inc.	13,624	1,495
Microsoft Corp.	220,803	49,798
NVIDIA Corp.	39,507	21,135
Oracle Corp.	80,536	4,608
PayPal Holdings, Inc. (a)	19,306	3,941
Texas Instruments, Inc.	136,940	19,466
Visa, Inc. Class A	51,316	10,878
		220,251
Materials (0.3%):
PPG Industries, Inc.	29,065	3,499

Real Estate (0.9%):
Prologis, Inc.	113,775	11,589

Utilities (0.7%):
MGE Energy, Inc.	136,499	8,871
		721,444
Total Common Stocks (Cost $968,862)		1,334,360

Preferred Stocks (0.3%)
Brazil (0.3%):

Financials (0.3%):
Itau Unibanco Holding SA	939,100	4,037
Total Preferred Stocks (Cost $4,169)		4,037

Collateral for Securities Loaned^ (0.9%)
United States (0.9%):
Goldman Sachs Financial Square Government Fund Institutional Shares, 0.02%(e)	11,990,092	11,990
Total Collateral for Securities Loaned (Cost $11,990)		11,990

Total Investments (Cost $985,021) — 99.4%		1,350,387
Other assets in excess of liabilities — 0.6%		7,781
NET ASSETS - 100.00%		$1,358,168

At August 31, 2020 the Fund’s investments in foreign securities were 46.2% of net assets.

^	Purchased with cash collateral from securities on loan.
(a)	Non-income producing security.
(b)	Amount represents less than 0.05% of net assets.
(c)	All or a portion of this security is on loan.
(d)	Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. As of August 31, 2020, the fair value of these securities was $3,122 (thousands) and amounted to 0.2% of net assets.
(e)	Rate disclosed is the daily yield on August 31, 2020.

PCL—Public Company Limited
PLC—Public Limited Company

USAA Mutual Funds Trust	Schedule of Portfolio Investments
USAA Government Securities Fund	August 31, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Asset-Backed Securities (3.4%)
Goal Capital Funding Trust, Series 2005-2, Class A4, 0.45%(LIBOR03M+20bps), 8/25/44, Callable 11/25/20 @ 100(a)	$7,004	$6,674
Montana Higher Education Student Assistance Corp., Series 2012-1, Class A2, 1.16%(LIBOR01M+100bps), 5/20/30, Callable 9/20/30 @ 100(a)	6,041	6,036
Navient Student Loan Trust, Series 2014-1, Class A3, 0.69%(LIBOR01M+51bps), 6/25/31, Callable 2/25/31 @ 100(a)	2,456	2,363
Navient Student Loan Trust, Series 2016-2, Class A2, 1.23%(LIBOR01M+105bps), 6/25/65, Callable 2/25/32 @ 100(a)(b)	778	779
Navient Student Loan Trust, Series 2019-1, Class A1, 0.51%(LIBOR01M+33bps), 12/27/67, Callable 1/25/32 @ 100(a)(b)	895	893
Nelnet Student Loan Trust, Series 2006-3, Class B, 0.55%(LIBOR03M+25bps), 6/25/41, Callable 9/25/24 @ 100(a)	2,818	2,484
Nelnet Student Loan Trust, Series 2015-3, Class A2, 0.78%(LIBOR01M+60bps), 2/27/51, Callable 7/25/34 @ 100(a)(b)	3,988	3,948
PHEAA Student Loan Trust, Series 2011-1, Class A1, 1.40%(LIBOR03M+110bps), 6/25/38, Callable 3/25/29 @ 100(a)(b)	2,378	2,374
SLM Student Loan Trust, Series 2006-4, Class B, 0.44%(LIBOR03M+20bps), 1/25/70, Callable 1/25/32 @ 100(a)	4,175	3,766
SLM Student Loan Trust, Series 2013-6, Class A3, 0.83%(LIBOR01M+65bps), 6/25/55, Callable 8/25/28 @ 100(a)	3,182	3,112
SunTrust Student Loan Trust, Series 2006-1A, Class B, 0.52%(LIBOR03M+27bps), 10/28/37, Callable 7/28/26 @ 100(a)(b)	1,145	1,006
		33,435
Total Asset-Backed Securities (Cost $34,246)		33,435

Collateralized Mortgage Obligations (0.1%)
WF-RBS Commercial Mortgage Trust, Series 2011-C2, Class A4, 4.87%, 2/15/44(b)(c)	879	884

Total Collateralized Mortgage Obligations (Cost $874)		884

Municipal Bonds (4.1%)
Connecticut (0.5%):
State of Connecticut, GO, 2.92%, 8/1/23	5,000	5,332

Kansas (0.4%):
Kansas Development Finance Authority Revenue, Series H, 3.94%, 4/15/26	3,000	3,399

Ohio (0.3%):
State of Ohio, GO, Series A, 1.78%, 8/1/32	3,000	3,088

Texas (2.3%):
City of Abilene, GO
2.41%, 2/15/26	1,715	1,829
2.54%, 2/15/27	1,195	1,285
2.64%, 2/15/29	1,000	1,080
City of Houston Texas Combined Utility System Revenue, 3.72%, 11/15/28	1,530	1,802
City of Houston, Texas Combined Utility System Revenue, 3.82%, 11/15/29, Continuously Callable @100	3,000	3,532
State of Texas, GO
1.61%, 10/1/22	1,585	1,632
2.53%, 10/1/31, Continuously Callable @100	3,500	3,850
Texas Public Finance Authority State of Texas, GO
Series C, 2.83%, 10/1/25	3,000	3,337

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Government Securities Fund	August 31, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Series C, 3.01%, 10/1/26, Continuously Callable @100	$4,000	$4,449
		22,796
Virginia (0.6%):
Virginia Public Building Authority Revenue
Series C, 2.25%, 8/1/26	1,370	1,457
Series C, 2.40%, 8/1/27	1,475	1,579
Series C, 2.56%, 8/1/29	2,700	2,908
		5,944
Total Municipal Bonds (Cost $37,153)		40,559

U.S. Government Agency Mortgages (63.4%)
Federal Home Loan Mortgage Corporation
Series K011, Class A2, 4.08%, 11/25/20 (c)	2,163	2,163
5.00%, 1/1/21	5	5
Series K715, Class A2, 2.86%, 1/25/21	4,231	4,235
Series K019, Class A2, 2.27%, 3/25/22	2,197	2,237
Series K026, Class A1, 1.69%, 4/25/22	1,268	1,276
Series K720, Class A2, 2.72%, 6/25/22	4,000	4,101
Series K022, Class A2, 2.36%, 7/25/22	3,000	3,078
Series K023, Class A2, 2.31%, 8/25/22	10,000	10,277
Series K026, Class A2, 2.51%, 11/25/22	5,000	5,198
Series K027, Class A2, 2.64%, 1/25/23	5,000	5,223
Series K029, Class A2, 3.32%, 2/25/23 (c)	3,000	3,186
Series K722, Class A2, 2.41%, 3/25/23	3,000	3,117
Series K725, Class A2, 3.00%, 1/25/24	5,000	5,380
Series K037, Class A2, 3.49%, 1/25/24	10,030	10,926
Series K038, Class A2, 3.39%, 3/25/24	3,000	3,273
Series K727, Class A2, 2.95%, 7/25/24	20,000	21,543
Series K052, Class A1, 2.60%, 1/25/25	2,657	2,768
Series K045, Class A2, 3.02%, 1/25/25	3,000	3,290
Series K730, Class A2, 3.59%, 1/25/25	5,000	5,558
Series K048, Class A2, 3.28%, 6/25/25 (c)	10,000	11,140
Series K056, Class A1, 2.20%, 7/25/25	4,089	4,256
Series K049, Class A2, 3.01%, 7/25/25	4,000	4,417
Series KC02, Class A2, 3.37%, 7/25/25	30,000	32,357
Series K733, Class A2, 3.75%, 8/25/25 - 9/25/25	20,000	22,547
Series K051, Class A2, 3.31%, 9/25/25	20,000	22,424
Series KIR1, Class A2, 2.85%, 3/25/26	7,709	8,478
Series K056, Class A2, 2.53%, 5/25/26	5,000	5,446
Series K057, Class A2, 2.57%, 7/25/26	17,000	18,572
Series K061, Class A1, 3.01%, 8/25/26	2,191	2,350
Series 3987, Class A, 2.00%, 9/15/26	1,240	1,261
Series K059, Class A2, 3.12%, 9/25/26 (c)	4,500	5,064
Series K061, Class A2, 3.35%, 11/25/26 (c)	4,000	4,569
Series K066, Class A2, 3.12%, 6/25/27	3,000	3,403
Series K067, Class A2, 3.19%, 7/25/27	9,274	10,601
Series K069, Class A2, 3.19%, 9/25/27 (c)	2,879	3,293
Series K071, Class A2, 3.29%, 11/25/27	5,000	5,759
Series K076, Class A2, 3.90%, 4/25/28	7,000	8,397
Series K081, Class A2, 3.90%, 8/25/28 (c)	13,000	15,637
Series K080, Class A2, 3.93%, 7/25/28 (c)	15,000	18,071
Series K082, Class A2, 3.92%, 9/25/28 (c)	5,000	6,037
Series K084, Class A2, 3.78%, 10/25/28 (c)	10,000	11,890
3.00%, 3/1/32 - 6/1/42	21,234	22,464
3.50%, 10/1/33 - 8/1/48	20,037	21,277
4.00%, 10/1/33 - 8/1/48	18,708	19,929
5.50%, 12/1/35	435	513
Series 3134, Class FA, 0.46%(LIBOR01M+30bps), 3/15/36 (a)	639	640
Series 4023, Class PF, 0.71%(LIBOR01M+55bps), 10/15/41 (a)	875	882

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Government Securities Fund	August 31, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
4.50%, 9/1/48	$3,426	$3,705
Series K078, Class A2, 3.85%, 6/25/51	12,500	14,948
		407,161
Federal National Mortgage Association
3.50%, 5/1/21 - 2/1/50	19,267	20,526
2.63%, 9/1/21	10,000	10,067
2.42%, 11/1/22	19,742	20,204
2.50%, 4/1/23	8,265	8,527
Series M1, Class A2, 3.33%, 7/25/23 (c)	1,155	1,231
Series M7, Class AV2, 2.16%, 10/25/23	4,677	4,842
Series M13, Class A2, 2.80%, 6/25/25 (c)	2,356	2,570
Series M1, Class A1, 2.50%, 9/25/26 (c)	900	929
3.00%, 2/1/27 - 2/1/50	12,070	12,703
Series M8, Class A2, 3.06%, 5/25/27 (c)	4,000	4,483
Series M12, Class A2, 3.18%, 6/25/27 (c)	6,250	7,055
Series 73, Class DC, 1.50%, 7/25/27 - 10/25/27	5,034	5,120
Series 102, Class GA, 1.38%, 9/25/27	1,106	1,121
Series M4, Class A2, 3.15%, 3/25/28 (c)	2,842	3,234
Series M10, Class A2, 3.48%, 7/25/28 (c)	8,049	9,371
Series 29, Class FY, 0.48%(LIBOR01M+30bps), 4/25/35 (a)	1,206	1,208
Series 84, Class F, 0.48%(LIBOR01M+30bps), 8/25/37 (a)	900	901
5.00%, 12/1/35	616	712
5.50%, 11/1/37	187	219
6.00%, 5/1/38	345	395
4.00%, 8/1/39 - 2/1/50	36,760	39,220
		154,638
Government National Mortgage Association
8.50%, 6/15/21	2	2
9.00%, 7/15/21	—(d)	1
6.00%, 8/15/22 - 12/15/38	8,399	9,708
8.00%, 12/20/22 - 9/15/30	353	410
4.50%, 4/20/24 - 1/15/41	21,039	23,485
7.00%, 5/15/27 - 7/15/32	1,050	1,201
7.50%, 2/15/28 - 11/15/31	231	262
6.50%, 5/15/28 - 8/20/34	2,313	2,688
6.75%, 5/15/28	7	7
5.50%, 4/20/33 - 6/15/39	13,437	15,367
5.00%, 5/20/33 - 2/15/39	3,867	4,313
4.00%, 7/15/40 - 11/20/40	4,631	5,101
		62,545
Total U.S. Government Agency Mortgages (Cost $574,519)		624,344

U.S. Treasury Obligations (25.7%)
U.S. Treasury Notes
2.75%, 11/30/20	12,000	12,078
2.63%, 6/15/21	20,000	20,392
2.13%, 6/30/21	3,000	3,049
2.63%, 7/15/21	15,000	15,323
2.75%, 8/15/21	10,000	10,248
2.75%, 9/15/21	35,000	35,946
2.88%, 11/15/21	10,000	10,329
2.00%, 2/15/22	3,000	3,081
2.13%, 6/30/22	20,000	20,723
1.88%, 7/31/22	10,000	10,331
1.63%, 8/31/22	20,000	20,592
2.00%, 11/30/22	11,000	11,459
1.38%, 6/30/23	5,000	5,173
2.13%, 11/30/23	22,000	23,396

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Government Securities Fund	August 31, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
2.00%, 6/30/24	$20,000	$21,375
1.88%, 8/31/24	10,000	10,663
2.25%, 11/15/24	5,000	5,425
2.13%, 11/30/24	4,000	4,321
2.00%, 2/15/25	4,000	4,312
2.13%, 5/15/25	4,500	4,894
Total U.S. Treasury Obligations (Cost $243,331)		253,110

Repurchase Agreements (3.0%)
Credit Agricole CIB NY, 0.06%, 9/1/20, Purchased on 8/31/20, with maturity date of 9/1/20, value of $29,300,049, collateralized by U.S. Treasury Inflation Bonds, 0.75-1.00%, 2/15/42-2/15/48, fair value $29,886,035	29,300	29,300
Total Repurchase Agreements (Cost $29,300)		29,300

Total Investments (Cost $919,423) — 99.7%		981,632
Other assets in excess of liabilities — 0.3%		2,516
NET ASSETS - 100.00%		$984,148

(a)	Variable or Floating-Rate Security. Rate disclosed is as of August 31, 2020.
(b)	Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. As of August 31, 2020, the fair value of these securities was $9,884 (thousands) and amounted to 1.0% of net assets.
(c)	The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate disclosed is the rate in effect at August 31, 2020.
(d)	Rounds to less than $1 thousand.

bps—Basis points
GO—General Obligation
LIBOR—London InterBank Offered Rate
LIBOR01M—1 Month US Dollar LIBOR, rate disclosed as of August 31, 2020, based on the last reset date of the security
LIBOR03M—3 Month US Dollar LIBOR, rate disclosed as of August 31, 2020, based on the last reset date of the security

USAA Mutual Funds Trust	Schedule of Portfolio Investments
USAA Treasury Money Market Trust	August 31, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
U.S. Treasury Obligations (56.9%)
U.S. Treasury Bills
0.16%, 9/22/20 (a)	$25,000	$24,997
0.16%, 9/29/20 (a)	25,000	24,997
0.17%, 10/6/20 (a)	25,000	24,996
0.17%, 10/13/20 (a)	25,000	24,995
0.17%, 10/20/20 (a)	25,000	24,994
0.17%, 10/27/20 (a)	25,000	24,993
0.17%, 11/3/20 (a)	25,000	24,992
0.17%, 11/10/20 (a)	25,000	24,991
0.10%, 11/12/20 (a)	25,000	24,995
0.11%, 12/22/20 (a)	25,000	24,992
0.11%, 1/12/21 (a)	25,000	24,990
0.12%, 2/11/21 (a)	25,000	24,987
Total U.S. Treasury Obligations (Cost $299,919)		299,919

Repurchase Agreements (43.2%)
Fixed Income Clearing Corporation-State Street Bank & Trust Co., 0.06%, 9/1/20, purchase 8/31/20 due 9/1/20, with a value of $228,000,380 (collateralized by U.S. Treasury Bonds, 2.38%,due 11/15/49, with a value of $232,560,034)	228,000	228,000
Total Repurchase Agreements (Cost $228,000)		228,000

Total Investments (Cost $527,919) — 100.1%		527,919
Liabilities in excess of other assets — (0.1)%		(491)
NET ASSETS - 100.00%		$527,428

(a)	Rate represents the effective yield at August 31, 2020.